As filed with the Securities and Exchange Commission on February 25, 2011
Securities Act registration no. 33-19228
Investment Company Act file no. 811-05443

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 74

and

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 77

CALAMOS INVESTMENT TRUST
(Registrant)
2020 Calamos Court
Naperville, Illinois 60563
Telephone number: (630) 245-7200

Copies to:

John P. Calamos, Sr. Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563	Paulita A. Pike Eric S. Purple K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207
(Agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.
It is proposed that this filing will become effective:
          ☐   immediately upon filing pursuant to paragraph (b) of rule 485
          ☑   on March 1, 2011 pursuant to paragraph (b) of rule 485
          ☐   60 days after filing pursuant to paragraph (a)(1) of rule 485
          ☐   on                      pursuant to paragraph (a)(1) of rule 485
          ☐   75 days after filing pursuant to paragraph (a)(2) of rule 485
          ☐   on                      pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Amending Parts A, B and C, and filing exhibits

CALAMOS®

Family of Funds

	CLASS A	CLASS B	CLASS C
Calamos Growth Fund	CVGRX	CVGBX	CVGCX
Calamos Value Fund	CVAAX	CVABX	CVACX
Calamos Blue Chip Fund	CBCAX	CBCBX	CBXCX
Calamos Discovery Growth Fund	CADGX	CBDGX	CCDGX
Calamos International Growth Fund	CIGRX	CIGBX	CIGCX
Calamos Evolving World Growth Fund	CNWGX	CNWZX	CNWDX
Calamos Global Equity Fund	CAGEX	CBGEX	CCGEX
Calamos Growth and Income Fund	CVTRX	CVTYX	CVTCX
Calamos Global Growth and Income Fund	CVLOX	CVLDX	CVLCX
Calamos Convertible Fund	CCVIX	CALBX	CCVCX
Calamos Total Return Bond Fund	CTRAX	CTXBX	CTRCX
Calamos High Yield Fund	CHYDX	CAHBX	CCHYX
Calamos Market Neutral Income Fund	CVSIX	CAMNX	CVSCX

Prospectus March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds
Calamos Growth Fund	3
Calamos Value Fund	8
Calamos Blue Chip Fund	13
Calamos Discovery Growth Fund	18
Calamos International Growth Fund	21
Calamos Evolving World Growth Fund	26
Calamos Global Equity Fund	31
Calamos Growth and Income Fund	36
Calamos Global Growth and Income Fund	41
Calamos Convertible Fund	46
Calamos Total Return Bond Fund	51
Calamos High Yield Fund	56
Calamos Market Neutral Income Fund	61
Other Important Information Regarding Fund Shares	66
Additional Information About Investment Strategies and Related Risks	67
Fund Facts	73
Who manages the Funds?	73
What classes of shares do the Funds offer?	76
How can I buy shares?	81
How can I sell (redeem) shares?	83
Transaction information	86
Distributions and taxes	90
Other Information	91
Financial Highlights	92
For More Information	back cover

Calamos Growth Fund

Investment Objective
Calamos Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.81%	0.81%	0.81%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.22%	0.22%	0.22%

Total Annual Operating Expenses	1.28%	2.03%	2.03%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	599	706	306	599	206	206

3 Years	862	936	636	862	636	636

5 Years	1,145	1,293	1,093	1,145	1,093	1,093

10 Years	1,947	2,166	2,358	1,947	2,166	2,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.7% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	3

Calamos Growth Fund

Principal Investment Strategies
The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

4	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	21.23% (6.30.09)	Worst Quarter:	-28.42% (12.31.08)

PROSPECTUS	March 1, 2011	5

Calamos Growth Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Growth Fund — Class A	9.4.90

Return Before Taxes		14.35%	1.63%	4.43%	14.04%

Return After Taxes on Distributions		14.35%	1.16%	4.12%	12.47%

Return After Taxes on Distributions and Sale of Fund Shares		9.33%	1.40%	3.86%	11.97%

Calamos Growth Fund — Class B	9.11.00

Return Before Taxes		14.18%	1.50%	4.31%	3.66%

Calamos Growth Fund — Class C	9.3.96

Return Before Taxes		18.19%	1.85%	4.16%	13.27%

S&P 500 Index		15.06%	2.29%	1.41%	9.17%

Russell Midcap® Growth Index		26.38%	4.88%	3.12%	10.48%

Russell 3000® Growth Index		17.64%	3.88%	0.30%	8.36%

The Russell Midcap Growth Index and Russell 3000® Growth Index measure the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values. The Russell Midcap Growth Index and Russell 3000 Growth Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

6	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

PROSPECTUS	March 1, 2011	7

Calamos Value Fund

Investment Objective
Calamos Value Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.35%	0.35%	0.35%

Total Annual Operating Expenses	1.60%	2.35%	2.35%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	630	738	338	630	238	238

3 Years	956	1,033	733	956	733	733

5 Years	1,304	1,455	1,255	1,304	1,255	1,255

10 Years	2,284	2,499	2,686	2,284	2,499	2,686

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.7% of the average value of its portfolio.

8	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Principal Investment Strategies
The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	March 1, 2011	9

Calamos Value Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.21% (6.30.09)	Worst Quarter:	-23.14% (12.31.08)

10	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION			SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	INCEPTION
Calamos Value Fund — Class A	1.2.02

Return Before Taxes		0.26%	0.08%	2.88%

Return After Taxes on Distributions		0.26%	-0.29%	2.60%

Return After Taxes on Distributions and Sale of Fund Shares		0.17%	0.10%	2.50%

Calamos Value Fund — Class B	1.2.02

Return Before Taxes		-0.53%	-0.05%	2.75%

Calamos Value Fund — Class C	1.2.02

Return Before Taxes		3.47%	0.31%	2.66%

Russell 1000® Value Index		15.51%	1.28%	4.29%

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	11

Calamos Value Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

12	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

Investment Objective
Calamos Blue Chip Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses[3]	0.31%	0.31%	0.31%

Total Annual Operating Expenses	1.56%	2.31%	2.31%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	626	734	334	626	234	234

3 Years	944	1,021	721	944	721	721

5 Years	1,284	1,435	1,235	1,284	1,235	1,235

10 Years	2,243	2,458	2,645	2,243	2,458	2,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.4% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	13

Calamos Blue Chip Fund

Principal Investment Strategies
The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

14	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	18.03% (6.30.09)	Worst Quarter:	-21.92% (12.31.08)

PROSPECTUS	March 1, 2011	15

Calamos Blue Chip Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION			SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	INCEPTION
Calamos Blue Chip Fund — Class A	12.1.03

Return Before Taxes		7.86%	2.14%	3.81%

Return After Taxes on Distributions		7.86%	1.90%	3.64%

Return After Taxes on Distributions and Sale of Fund Shares		5.11%	1.83%	3.29%

Calamos Blue Chip Fund — Class B	12.1.03

Return Before Taxes		7.36%	1.98%	3.74%

Calamos Blue Chip Fund — Class C	12.1.03

Return Before Taxes		11.35%	2.36%	3.75%

S&P 500 Index		15.06%	2.29%	4.39%

Russell 1000® Growth Index		16.71%	3.75%	4.78%

The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

16	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

PROSPECTUS	March 1, 2011	17

Calamos Discovery Growth Fund

Investment Objective
Calamos Discovery Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses[1]	1.03%	0.96%	0.93%

Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	0.02%	0.02%	0.02%

Total Annual Operating Expenses	2.30%	2.98%	2.95%

Expense Reimbursement[2]	(0.78)%	(0.71)%	(0.68)%

Total Annual Operating Expenses After Reimbursement	1.52%	2.27%	2.27%

1	Because the Fund commenced operations on June 1, 2010, Other Expenses are based on estimated amounts for the current fiscal year; actual expenses may vary.

2	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2011 to the extent necessary so that Total Annual Fund Operating Expenses (before indirect expenses of acquired funds) after any such reimbursement do not exceed 1.50% for Class A shares or 2.25% for Class B shares or Class C shares. Prior to June 30, 2011, the expense limitation may be terminated or revised only by, or with the consent of, the board of trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	672	777	375	672	277	275

3 Years	1,136	1,199	891	1,136	899	891

18	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the period from June 1, 2010 (commencement of operations) to the fiscal year ended October 31, 2010, the Fund’s portfolio turnover rate was 26.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	19

Calamos Discovery Growth Fund

Portfolio Managers

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (CEO, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

20	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Investment Objective
Calamos International Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	1.17%	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.25%	0.25%	0.25%

Total Annual Operating Expenses	1.67%	2.42%	2.42%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	637	745	345	637	245	245

3 Years	977	1,054	754	977	754	754

5 Years	1,339	1,490	1,290	1,339	1,290	1,290

10 Years	2,357	2,570	2,756	2,357	2,570	2,756

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.1% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	21

Calamos International Growth Fund

Principal Investment Strategies
The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

22	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	29.02% (6.30.09)	Worst Quarter:	-26.31% (12.31.08)

PROSPECTUS	March 1, 2011	23

Calamos International Growth Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION			SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	INCEPTION
Calamos International Growth Fund — Class A	3.16.05

Return Before Taxes		14.93%	6.74%	9.03%

Return After Taxes on Distributions		15.00%	6.70%	8.98%

Return After Taxes on Distributions and Sale of Fund Shares		9.77%	5.94%	7.97%

Calamos International Growth Fund — Class B	3.16.05

Return Before Taxes		14.71%	6.68%	9.02%

Calamos International Growth Fund — Class C	3.16.05

Return Before Taxes		18.74%	6.98%	9.12%

MSCI EAFE Growth Index		12.60%	3.83%	5.19%

Investment Adviser
Calamos Advisors LLC

24	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

PROSPECTUS	March 1, 2011	25

Calamos Evolving World Growth Fund

Investment Objective
Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.10%	1.10%	1.10%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.33%	0.33%	0.33%

Total Annual Operating Expenses	1.68%	2.43%	2.43%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	638	746	346	638	246	246

3 Years	980	1,057	757	980	757	757

5 Years	1,344	1,495	1,295	1,344	1,295	1,295

10 Years	2,367	2,580	2,766	2,367	2,580	2,766

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.3% of the average value of its portfolio.

26	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Principal Investment Strategies
The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are organized in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless of where they are organized, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	March 1, 2011	27

Calamos Evolving World Growth Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.05% (6.30.09)	Worst Quarter:	-4.20% (6.30.10)

28	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Evolving World Growth Fund — Class A	8.15.08

Return Before Taxes		14.46%	10.80%

Return After Taxes on Distributions		14.46%	10.65%

Return After Taxes on Distributions and Sale of Fund Shares		9.51%	9.22%

Calamos Evolving World Growth Fund — Class B	8.15.08

Return Before Taxes		14.23%	11.17%

Calamos Evolving World Growth Fund — Class C	8.15.08

Return Before Taxes		18.25%	12.26%

MSCI Emerging Markets Index		19.20%	10.09%

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	29

Calamos Evolving World Growth Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

30	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Investment Objective
Calamos Global Equity Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	1.17%	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.47%	0.47%	0.47%

Total Annual Operating Expenses	1.89%	2.64%	2.64%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	658	767	367	658	267	267

3 Years	1,041	1,120	820	1,041	820	820

5 Years	1,448	1,599	1,399	1,448	1,399	1,399

10 Years	2,583	2,789	2,971	2,583	2,789	2,971

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.1% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	31

Calamos Global Equity Fund

Principal Investment Strategies
The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

32	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	23.76% (6.30.09)	Worst Quarter:	-23.50% (12.31.08)

PROSPECTUS	March 1, 2011	33

Calamos Global Equity Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Global Equity Fund — Class A	3.1.07

Return Before Taxes		16.57%	5.19%

Return After Taxes on Distributions		16.57%	4.85%

Return After Taxes on Distributions and Sale of Fund Shares		10.77%	4.25%

Calamos Global Equity Fund — Class B	3.1.07

Return Before Taxes		16.52%	5.07%

Calamos Global Equity Fund — Class C	3.1.07

Return Before Taxes		20.46%	5.73%

MSCI World Index		12.34%	-1.08%

Investment Adviser
Calamos Advisors LLC

34	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

PROSPECTUS	March 1, 2011	35

Calamos Growth and Income Fund

Investment Objective
Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.67%	0.67%	0.67%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.17%	0.17%	0.17%

Total Annual Operating Expenses	1.09%	1.84%	1.84%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	581	687	287	581	187	187

3 Years	805	879	579	805	579	579

5 Years	1,047	1,196	996	1,047	996	996

10 Years	1,739	1,962	2,158	1,739	1,962	2,158

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.6% of the average value of its portfolio.

36	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

PROSPECTUS	March 1, 2011	37

Calamos Growth and Income Fund

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.12% (9.30.09)	Worst Quarter:	-14.68% (12.31.08)

38	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Growth and Income Fund — Class A	9.22.88

Return Before Taxes		6.80%	3.98%	5.57%	11.80%

Return After Taxes on Distributions		6.15%	3.15%	4.73%	9.80%

Return After Taxes on Distributions and Sale of Fund Shares		4.61%	3.21%	4.50%	9.46%

Calamos Growth and Income Fund — Class B	9.11.00

Return Before Taxes		6.27%	3.87%	5.46%	6.11%

Calamos Growth and Income Fund — Class C	8.5.96

Return Before Taxes		10.30%	4.22%	5.31%	10.74%

S&P 500 Index		15.06%	2.29%	1.41%	9.57%

BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index		16.52%	4.73%	5.29%	9.39%

The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	39

Calamos Growth and Income Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

40	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

Investment Objective
Calamos Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.97%	0.97%	0.97%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.15%	0.15%	0.15%

Total Annual Operating Expenses	1.37%	2.12%	2.12%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	608	715	315	608	215	215

3 Years	889	964	664	889	664	664

5 Years	1,190	1,339	1,139	1,190	1,139	1,139

10 Years	2,045	2,260	2,452	2,045	2,260	2,452

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.2% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	41

Calamos Global Growth and Income Fund

Principal Investment Strategies
The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk— The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

42	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.17% (6.30.09)	Worst Quarter:	-14.44% (12.31.08)

PROSPECTUS	March 1, 2011	43

Calamos Global Growth and Income Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Global Growth and Income Fund — Class A	9.9.96

Return Before Taxes		9.09%	4.44%	5.66%	8.98%

Return After Taxes on Distributions		9.03%	3.93%	5.11%	7.94%

Return After Taxes on Distributions and Sale of Fund Shares		5.98%	3.69%	4.70%	7.43%

Calamos Global Growth and Income Fund — Class B	9.11.00

Return Before Taxes		8.77%	4.34%	5.57%	5.46%

Calamos Global Growth and Income Fund — Class C	9.24.96

Return Before Taxes		12.77%	4.68%	5.38%	8.75%

MSCI World Index		12.34%	2.99%	2.82%	5.90%

Investment Adviser
Calamos Advisors LLC

44	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

PROSPECTUS	March 1, 2011	45

Calamos Convertible Fund

Investment Objective
Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.67%	0.67%	0.67%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.16%	0.16%	0.16%

Total Annual Operating Expenses	1.08%	1.83%	1.83%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	580	686	286	580	186	186

3 Years	802	876	576	802	576	576

5 Years	1,042	1,191	991	1,042	991	991

10 Years	1,729	1,951	2,148	1,729	1,951	2,148

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.4% of the average value of its portfolio.

46	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Principal Investment Strategies
The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

PROSPECTUS	March 1, 2011	47

Calamos Convertible Fund

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.06% (9.30.09)	Worst Quarter:	-12.20% (12.31.08)

48	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Convertible Fund — Class A	6.21.85

Return Before Taxes		5.56%	4.67%	4.73%	9.69%

Return After Taxes on Distributions		4.06%	3.29%	3.23%	7.51%

Return After Taxes on Distributions and Sale of Fund Shares		4.27%	3.34%	3.32%	7.35%

Calamos Convertible Fund — Class B	9.11.00

Return Before Taxes		5.01%	4.58%	4.62%	5.60%

Calamos Convertible Fund — Class C	7.5.96

Return Before Taxes		9.02%	4.92%	4.46%	8.48%

Value Line Convertible Index		17.58%	7.56%	7.26%	8.50%

S&P 500 Index		15.06%	2.29%	1.41%	10.24%

The S&P 500 Index is generally considered representative of the U.S. stock market. The S&P 500 Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	49

Calamos Convertible Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

Closed Fund Policies
Effective as of the close of business on January 28, 2011, the Fund is generally closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Purchases may be allowed in certain limited circumstances.

50	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Investment Objective
Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.55%	0.55%	0.55%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.19%	0.19%	0.19%

Total Annual Operating Expenses	0.99%	1.74%	1.74%

Expense Reimbursement[1]	(0.08)%	(0.08)%	(0.08)%

Total Annual Operating Expenses After Reimbursement	0.91%	1.66%	1.66%

1	The Fund’s Investment adviser has contractually agreed to reimburse the Fund expenses through June 30, 2011 to the extent necessary so that Total Annual Fund Operating Expenses after any such reimbursement (before indirect expenses of acquired funds) do not exceed 0.90% for Class A shares and 1.65% for Class B shares or Class C shares. Prior to June 30, 2011, the expense limitation may be terminated or revised only by, or with the consent of, the board of trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	470	524	274	470	174	174

3 Years	676	746	546	676	546	546

5 Years	899	1,067	942	899	942	942

10 Years	1,540	1,852	2,050	1,540	1,852	2,050

PROSPECTUS	March 1, 2011	51

Calamos Total Return Bond Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.7% of the average value of its portfolio.

Principal Investment Strategies
The total return the Fund seeks income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund include:

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•	Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

52	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

•	Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•	U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.88% (12.31.08)	Worst Quarter:	-2.14% (6.30.08)

PROSPECTUS	March 1, 2011	53

Calamos Total Return Bond Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Total Return Bond Fund — Class A	6.27.07

Return Before Taxes		1.94%	6.25%

Return After Taxes on Distributions		0.65%	4.59%

Return After Taxes on Distributions and Sale of Fund Shares		1.37%	4.37%

Calamos Total Return Bond Fund — Class B	6.27.07

Return Before Taxes		1.64%	6.13%

Calamos Total Return Bond Fund — Class C	6.27.07

Return Before Taxes		4.14%	6.59%

Barclays Capital U.S. Aggregate Bond Index		6.54%	6.78%

Investment Adviser
Calamos Advisors LLC

54	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	6 months	EVP

Jeff Scudieri	6 months	SVP, Co-Head of Research and Investments

Jon Vacko	6 months	SVP, Co-Head of Research and Investments

John Hillenbrand	6 months	SVP, Senior Strategy Analyst

Steve Klouda	6 months	SVP, Senior Strategy Analyst

Christopher Hartman	6 months	AVP, Senior Strategy Analyst

Joe Wysocki	6 months	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

PROSPECTUS	March 1, 2011	55

Calamos High Yield Fund

Investment Objective
Calamos High Yield Fund’s primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund’s primary objective.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.75%	0.75%	0.75%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.21%	0.21%	0.21%

Total Annual Operating Expenses	1.21%	1.96%	1.96%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	592	699	299	592	199	199

3 Years	841	915	615	841	615	615

5 Years	1,108	1,257	1,057	1,108	1,057	1,057

10 Years	1,870	2,091	2,285	1,870	2,091	2,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.6% of the average value of its portfolio.

56	CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, sector, country and currency industry and focusing on macro-level investment themes.

The Fund may invest in both convertible and non-convertible high yield bonds, and each shall be considered high yield fixed-income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	March 1, 2011	57

Calamos High Yield Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	16.72% (6.30.09)	Worst Quarter:	-17.47% (12.31.08)

58	CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos High Yield Fund — Class A	8.2.99

Return Before Taxes		5.53%	5.18%	7.27%	6.41%

Return After Taxes on Distributions		3.19%	2.83%	4.86%	4.01%

Return After Taxes on Distributions and Sale of Fund Shares		3.58%	3.08%	4.85%	4.06%

Calamos High Yield Fund — Class B	12.21.00

Return Before Taxes		4.91%	5.12%	7.25%	7.44%

Calamos High Yield Fund — Class C	12.21.00

Return Before Taxes		8.88%	5.44%	7.08%	7.28%

Credit Suisse High Yield Index		14.42%	8.40%	9.11%	7.47%

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	59

Calamos High Yield Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

60	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Investment Objective
Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 76 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.69%	0.69%	0.69%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%

Other Expenses	0.20%	0.20%	0.20%

Dividend expense on short positions	0.06%	0.05%	0.06%

Total Annual Operating Expenses	1.20%	1.94%	1.95%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	591	697	298	591	197	198

3 Years	837	909	612	837	609	612

5 Years	1,102	1,247	1,052	1,102	1,047	1,052

10 Years	1,859	2,073	2,274	1,859	2,073	2,274

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.8% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	61

Calamos Market Neutral Income Fund

Principal Investment Strategies
The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests mainly in convertible securities of U.S. companies without regard to market capitalization and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or certain ETFs that trade like common stocks but seek to replicate such market indexes.

The Fund may invest without limit in high yield fixed-income securities (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•	Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

•	Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

62	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

•	Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	7.97% (6.30.09)	Worst Quarter:	-6.67% (12.31.08)

PROSPECTUS	March 1, 2011	63

Calamos Market Neutral Income Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Market Neutral Income Fund — Class A	9.4.90

Return Before Taxes		-0.10%	2.52%	3.94%	6.95%

Return After Taxes on Distributions		-0.35%	1.54%	2.28%	4.86%

Return After Taxes on Distributions and Sale of Fund Shares		0.13%	1.71%	2.45%	4.81%

Calamos Market Neutral Income Fund — Class B	9.11.00

Return Before Taxes		-0.83%	2.39%	3.87%	4.00%

Calamos Market Neutral Income Fund — Class C	2.16.00

Return Before Taxes		3.12%	2.74%	3.68%	4.10%

Barclays Capital U.S. Government/Credit Bond Index		6.59%	5.56%	5.83%	7.10%

Citigroup 30-Day Treasury Bill Index		0.12%	2.15%	2.12%	3.35%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

64	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 66 of the prospectus.

Closed Fund Policies
Effective on the close of business January 28, 2011, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of Calamos Advisors or its affiliates.

PROSPECTUS	March 1, 2011	65

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares
Minimum Initial Investment
Classes A and C: $2,500/$500 for IRA

Minimum Additional Investment
Classes A and C: $50

To Place Orders
Please contact your intermediary, or place your order directly:
Mail:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201
Phone: 800.582.6959

Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Fund.

Transaction Policies
The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any business day by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information
The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

66	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

What are the investment objectives and principal strategies common to the Funds?
As described above, each Fund has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund.

When buying and selling growth-oriented securities, the investment adviser focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the investment adviser focuses on how a company’s stock is valued relative to what the Fund’s investment adviser considers to be the company’s worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

When buying and selling fixed-income securities, the investment adviser’s analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

When buying and selling convertible securities, a Fund typically applies a four-step approach:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of a convertible security, a Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management.

In seeking to meet the Funds’ respective investment objectives, the Funds’ investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund’s objectives.

A Fund’s investment objectives may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.

PROSPECTUS	March 1, 2011	67

Additional Information About Investment Strategies and Related Risks

Principal Risks of Investing in a Fund
This prospectus describes the risks you may face as an investor in the Calamos Family of Funds. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?
Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds’ investment adviser, Calamos Advisors, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Recent Market Events. Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether Calamos Advisors is able to choose suitable investments for each Fund.

68	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

What are the principal risks specific to each Fund?

GLOBAL
								GROWTH	GROWTH		TOTAL		MARKET
			BLUE	DISCOVERY	INTERNATIONAL	EVOLVING	GLOBAL	AND	AND		RETURN	HIGH	NEUTRAL
	GROWTH	VALUE	CHIP	GROWTH	GROWTH	WORLD	EQUITY	INCOME	INCOME	CONVERTIBLE	BOND	YIELD	INCOME
RISKS	FUND	FUND	FUND	FUND	FUND	GROWTH FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND
Equity Investments Risk	●	●	●	●	●	●	●	●	●	●

Growth Stock Risk	●		●	●	●	●	●	●	●

Value Stock Risk		●	●				●

Mid-Sized Company Risk	●	●	●	●	●	●	●	●	●	●

Small Company Risk		●		●	●	●	●	●	●	●

Securities Lending Risk	●	●	●	●	●	●	●	●	●	●	●	●

Foreign Securities Risk				●	●	●	●		●	●	●

Emerging Markets Risk					●	●	●		●		●

Convertible Securities Risk						●		●	●	●		●	●

Synthetic Convertible Instruments Risk						●		●	●	●		●	●

Rule 144A Securities Risk								●	●	●		●	●

Debt Securities Risk						●		●	●	●	●	●	●

High Yield Fixed-Income Securities (Junk Bond) Risk						●		●	●	●	●	●	●

Short Sale Risk													●

Options Risk													●

Portfolio Turnover Risk											●		●

Fund of Funds Risk

Tax Risk								●	●	●	●	●	●

Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected

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earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Value Stock Risk. Value stocks involve the risk that they may never reach what Calamos Advisors believes is their full market value, either because the market failed to recognize the stocks’ intrinsic worth or Calamos Advisors misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible

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security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value increases as prevailing interest rate levels decline. However, a convertible security’s market value will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security’s conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders. Consequently, the issuer’s convertible securities entail less risk than its common stock.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund’s assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if Calamos Advisors has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

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Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market movements, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact a Fund’s performance. It is possible that a Fund engaging in active and frequent trading may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Portfolio security holdings disclosure
A description of the Funds’ policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the statement of additional information and on the Funds’ website, www.calamos.com.

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Who manages the Funds?
The Funds’ investments are managed by Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, Calamos Advisors provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees (before any reimbursement) under the management agreement during the fiscal year ended October 31, 2010 in the following amounts as a percentage of their average net assets:

FISCAL YEAR
ENDED
FUND	OCTOBER 31, 2010
Growth Fund	0.81%

Value Fund	1.00%

Blue Chip Fund	1.00%

Discovery Growth Fund	1.00%

International Growth Fund	1.17%

Evolving World Growth Fund	1.10%

Global Equity Fund	1.17%

Growth and Income Fund	0.67%

Global Growth and Income Fund	0.97%

Convertible Fund	0.67%

Total Return Bond Fund	0.55%

High Yield Fund	0.75%

Market Neutral Income Fund	0.69%

For International Growth Fund and Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

For International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus 1/12 of 0.30% of the Fund’s average daily net assets during the performance measurement period.

The performance adjustment rate is calculated by comparing each Fund’s NAV per Class A share to the performance of its respective Index over the performance measurement period. The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of

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the Fund’s Class A shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.

Because the performance adjustment is tied to the Fund’s performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to Calamos Advisors even if the Fund’s shares lose value during the performance measurement period and could decrease that fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund, except Discovery Growth Fund and Total Return Bond Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares, provided that, with respect to International Growth Fund and Global Equity Fund, such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that Calamos Advisors would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.85%, 2.60% and 2.60% for Class A shares, Class B shares and Class C shares, respectively. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through June 30, 2011 for all Funds.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through June 30, 2011.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares. For purposes of that agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through June 30, 2011.

On June 9, 2010, the board of trustees unanimously approved the renewal of the management agreement for each Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2010.

Team Approach to Management. Calamos Advisors employs a team approach to portfolio management, led by the Co-CIOs and comprised generally of the Co-CIOs, directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-

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CIO of Calamos Advisors, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs and the senior strategy analysts. John Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts. John P. Calamos, Jr., Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and chairman, CEO and Co-CIO of Calamos Advisors and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of the Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos Advisors and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos Advisors, joined the firm in 1985 and has held various senior investment positions since that time. Jeff Scudieri joined Calamos Advisors in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos Advisors in 2000 and has been a senior strategy analyst since July 2002. John Hillenbrand joined Calamos Advisors in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos Advisors in 1994 and has been a senior strategy analyst since July 2002. Christopher Hartman joined Calamos Advisors in February 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined Calamos Advisors in October 2003 and has been a senior strategy analyst since February 2007.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Closed Fund Policies
Convertible Fund
Effective as of the close of business on January 28, 2011 (the “Closing Date”), Convertible Fund closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Intermediaries may not open new accounts with the Fund or add new investors to existing omnibus accounts. Additional purchases of shares of the Fund will be permitted in the following instances:

(i)	Reinvestment of dividends and capital gain distributions on shares of the Fund.

(ii)	Existing participants in employer-sponsored retirement plans, including employees of Calamos Advisors, and any of its affiliates, that offer the Fund as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

(iii)	Existing and new participants in any mutual fund allocation program currently sponsored by an affiliate of Calamos Advisors, may continue to direct contributions to the Fund through such program.

(iv)	Calamos Advisors may invest in the Fund.

The Fund reserves the right to modify the extent to which sales of shares of the Fund are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases are not expected to have a detrimental effect on the portfolio management of the Fund, or the interests of existing shareholders. The Fund may resume unrestricted sales of its shares at some future date, but it has no present intention to do so. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

Market Neutral Income Fund
Effective on the close of business January 28, 2011 (the “Closing Date”), Market Neutral Income Fund is closed to new investors. Current investors in the Fund as of the close date may continue to invest in the Fund, as well as reinvest any dividends or capital gains distributions. However, once an account is closed, additional investments in the Fund will not be accepted.

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Sales of Fund shares to new investors will generally be discontinued as of close of business on the Closing Date, and financial intermediaries may not open new accounts with the Fund or add new investors to existing omnibus accounts after that time. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you will not be able to make subsequent investments in the Fund. The Fund may resume unrestricted sales of its shares at some future date, but it has no present intention to do so.

Additional purchases of shares of the Fund will be permitted in the following instances:

(i)	Discretionary investment advisers may continue to invest in the Fund through an existing account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders.

(ii)	Under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership.

(iii)	Existing and new participants in employer-sponsored retirement plans, including employees of Calamos Advisors and any of its affiliates, that offer the Fund as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

(iv)	New and additional investments made through platform-level asset allocation models within mutual fund wrap and fee-based programs.

(v)	Upon prior approval, employees of Calamos Advisors and its affiliates may open new accounts in the closed Fund; Trustees of the Calamos Funds and directors of Calamos Asset Management, Inc. may also open new accounts in the closed Fund.

(vi)	Direct clients of Calamos Advisors, or any affiliate, may open new accounts in the Fund.

(vii)	In the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers.

The Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

What classes of shares do the Funds offer?
This prospectus offers three classes of shares of each Fund: Class A and Class C shares and in limited circumstances, Class B shares. Class I shares and Class R shares, which have different expense structures, are offered by a separate prospectus. Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through Qualifying Transactions (as defined below). The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class B and Class C shares lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class B shares and Class C shares generally bear a contingent deferred sales charge at the time of redemption. All three share classes bear distribution and/or service fees.

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Class A shares
For each Fund, the offering price for Class A shares is the NAV per share plus an initial sales charge. For each Fund, except Total Return Bond Fund, the maximum sales charge is 4.75% of the offering price. For Total Return Bond Fund, the maximum sales charge is 3.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
	AS A % OF	AS A % OF
	NET AMOUNT	OFFERING
EACH FUND (OTHER THAN TOTAL RETURN BOND FUND)	INVESTED	PRICE
Less than $50,000	4.99%	4.75%

$50,000 but less than $100,000	4.44	4.25

$100,000 but less than $250,000	3.63	3.50

$250,000 but less than $500,000	2.56	2.50

$500,000 but less than $1,000,000	2.04	2.00

$1,000,000 or more*	None	None

	AS A % OF	AS A % OF
	NET AMOUNT	OFFERING
TOTAL RETURN BOND FUND	INVESTED	PRICE
Less than $50,000	3.90%	3.75%

$50,000 but less than $100,000	3.36	3.25

$100,000 but less than $250,000	2.56	2.50

$250,000 but less than $500,000	1.52	1.50

$500,000 but less than $1,000,000	1.01	1.00

$1,000,000 or more*	None	None

*	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Class A shares also have a 0.25% distribution (12b-1) fee. See “Distribution and service (Rule 12b-1) plan” for more information about distribution fees.

How can I reduce sales charges for Class A purchases?
As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

Rights of accumulation
You may combine the value at the current public offering price of Class A, B and C shares of any Funds within the Calamos Family of Funds already owned and Fidelity Prime Money Market Fund Shares (discussed below) previously purchased by exchanging from Calamos Fund shares with a new purchase of Class A shares of any Fund within the Calamos Family of Funds to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.

Statement of intention
Under a letter of intent, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. A letter of intent does not obligate you to purchase or sell additional Class A shares. See the statement of additional information for more information about letters of intent.

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$1,000,000 purchase order
You may purchase a Fund’s Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the Calamos Family of Funds totals at least $1,000,000. Shares purchased at NAV in an account with a value of $1,000,000 without a sales charge may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See “Contingent deferred sales charges” for more information about contingent deferred sales charges.

What accounts are eligible for reduced sales charges on Class A shares?
You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own Calamos Family of Funds shares.

Who may purchase Class A shares without a sales charge?
Any of the following investors may purchase Class A shares of a Fund at NAV, with no initial sales charge:

(a) any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b) any investor buying Class A shares by exchanging Class A shares of another Fund in the Calamos Family of Funds or Fidelity Prime Money Market Fund Shares, if purchases of those shares have previously incurred a sales charge (see “Money market fund” below);

(c) any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;

(d) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

(e) any investor or intermediary platform on behalf of investors, including any investment company, that has entered into an investment advisory agreement or other written arrangements with Calamos Advisors or its affiliates;

(f) any insurance company separate account;

(g) any current or retired trustee of the Trust, or other registered investment company where Calamos Advisors acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h) any employee of Calamos Financial Services LLC (“CFS”), the Funds’ distributor, its affiliates or an entity with a selling group agreement with CFS and its employees;

(i) any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships; and

(j) liquidity providers.

In addition, Class A shares of the Convertible Fund may be bought without an initial sales charge by any shareholder of the Convertible Fund who has been a shareholder since April 30, 1992. Existing shareholders of the Convertible Fund who meet the eligibility threshold in the foregoing sentence must make such determination independently and are responsible for communicating satisfaction of the eligibility standard to their financial advisor and the Fund. If you are entitled to purchase Class A shares of the Convertible Fund based on your continuing Fund shareholder status since April 30, 1992 and do not communicate such

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eligibility to your financial advisor or the Fund, the Fund has no responsibility for failure to provide the benefit. You may be asked by us or your financial advisor for evidence of such Fund shareholdings to verify your eligibility.

Proceeds of Class A shares redeemed from a Fund within the previous 60 days may be reinvested in Class A shares of that Fund at NAV without a sales charge.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?
The steps to obtain a breakpoint discount depend on how your account is maintained with the Calamos Family of Funds. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor’s responsibility to ensure that you receive discounts for which you are eligible, and the Funds are not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds’ transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Funds’ statement of additional information, which can be obtained on Calamos Advisors’ website at www.calamos.com.

Exchange for Class I shares
Holders of Class A shares issued by Funds in the Calamos Family of Funds may exchange their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in the Class I shares prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. No sales charges or other charges will apply to any such exchange, including any contingent deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. For federal income tax purposes, a same-Fund exchange will not result in the recognition by the investor of a capital gain or loss. Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider the Class I shares prospectus before any such exchange.

Class B shares
The Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the following two types of Qualifying Transactions:

1. Dividends and/or capital gain distributions reinvested in Class B shares of the same Fund.

2. Class B shareholders of a Fund exchanging for Class B shares of another Fund.

Any purchase request for a Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Shareholders who own Class B shares of a Fund may purchase Class A or Class C shares of the same Fund without regard to the normal initial investment minimum for such shares. Those purchases will be subject to any applicable sales load. As described above under “Rights of accumulation,” for purposes of determining the applicable sales load, the value of an investor’s account will be deemed to include the value of all applicable shares in eligible accounts, including a Class B share account.

The offering price for Class B shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee. After eight years, measured

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from the first day of the month in which you purchased the shares, Class B shares automatically convert to Class A shares, which means lower annual expenses from the ninth year on.

Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:

	CONTINGENT DEFERRED SALES CHARGE
	EACH FUND (OTHER THAN	TOTAL RETURN
YEAR AFTER YOU BOUGHT SHARES	TOTAL RETURN BOND FUND)	BOND FUND
First year	5.00%	3.50%

Second year	4.00	2.75

Third or fourth year	3.00	2.00

Fifth year	2.00	1.25

Sixth year	1.00	0.50

No order for Class B shares of any Fund may exceed $100,000.

Class C shares
The offering price for Class C shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase, measured from the first day of the month in which the shares were purchased. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares of any Fund may exceed $1,000,000.

Money market fund
If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of the Fidelity Institutional Money Market-Prime Money Market Portfolio (“Fidelity Prime Money Market Fund Shares”). Class A, Class B and Class C shares of the Funds may be exchanged for Class III, Class IV and Class IV Fidelity Prime Money Market Fund Shares, respectively.

Fidelity Prime Money Market Fund Shares are offered by a separate prospectus and are not offered by the Funds. You may at any time exchange your Fidelity Prime Money Market Fund Shares back into shares of the equivalent class of the Calamos Family Of Funds. However, should you redeem (and not exchange) your Fidelity Prime Money Market Fund Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Prime Money Market Fund Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Prime Money Market Fund Shares carefully.

Distribution and service (Rule 12b-1) plan
The Funds have a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority (“FINRA”). For more information about the 12b-1 Plan, please see the Funds’ statement of additional information.

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Contingent deferred sales charge
Any contingent deferred sales charge on redemptions of Class B or Class C shares is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the statement of additional information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?
The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge, but who plans to redeem the shares within eight years might consider Class C shares. For more information about the three share classes, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial services firms may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Funds?
The minimum initial investment for Class A shares and Class C shares of each Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500 per Fund account. The minimum subsequent investment in any Fund is $50 per Fund account. No Fund may waive or reduce the minimum initial or subsequent investment requirement, except for any omnibus account or fee-based program of any financial intermediary with whom Calamos Advisors has entered into an agreement, including, without limitation, profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. Shareholders who own Class B shares of a Fund may purchase Class A or Class C shares of the same Fund without regard to the normal initial investment minimum for such shares.

How can I buy shares?
You may buy shares of the Funds by contacting us, your financial advisor or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.

The offering price for shares will be based on the NAV per share next computed after receipt by the Funds’ transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

We generally do not sell Fund shares to investors residing outside the U.S., Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You may buy shares using the following methods:

By mail
You may purchase shares of a Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the

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Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By telephone
Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. If your order is received prior to generally 4 p.m. Eastern time, your shares will be purchased at the next applicable price calculated on the day your order is placed. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds’ transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By wire
You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137

Further Credit:
(name of Fund to be purchased)
(account registration)
(account number)

Before sending any wire, please advise the transfer agent of your intent to wire funds. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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By exchange
You may exchange Class A shares of a Fund for Class A shares of another Fund in the Calamos Family of Funds with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class B shares and Class C shares of a Fund for Class B shares and Class C shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class III Fidelity Prime Money Market Fund Shares for Class A shares of a Fund without paying a sales charge, if you have previously paid a sales charge on the shares you are exchanging. In addition, you may exchange Class B shares and Class C shares of a Fund for Class IV Fidelity Prime Money Market Fund Shares with no sales charge, and the time period for the contingent deferred sales charge will continue to run. See “Money market fund” above.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of a Fund for cash will not be affected.

By Automatic Investment Plan
If you own shares of a Fund, you may purchase additional shares of that Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the ACH Network to participate. If you wish to enroll in this Plan, complete the appropriate application form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Funds may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying us by telephone or in writing at least five business days prior to the effective date of the next transaction. A request to change bank information for this Plan may require a signature guarantee. A $25 charge will be imposed if your bank rejects your payment.

How can I sell (redeem) shares?
You may redeem shares of a Fund by contacting us or your intermediary. Your intermediary may charge for its services. For shares held direct only, you may redeem shares from us directly without any additional charges other than those described below.

Once your instruction to sell shares of a Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.

Through your broker-dealer (certain charges may apply)
Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.

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By writing to the Funds’ transfer agent
When your shares are held for you by the Funds’ transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1. specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2. be signed by all owners exactly as their names appear on the account; and

3. for each signature on the redemption request, include a signature guarantee, if necessary.

In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf.

Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund.

By telephone
Unless telephone redemption was declined on your account application, you may redeem your shares by telephone and have proceeds sent by check to your address of record. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee or other acceptable form of authentication from a financial institution source, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check to have proceeds deposited directly into your bank account to U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

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By wire
Broker-dealers or other sales agents may communicate redemption orders by wire to the Funds’ transfer agent. There is no limit on redemption proceeds sent by wire.

By systematic withdrawal plan
Under the Funds’ Systematic Withdrawal Plan, you may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network (which may require a signature guarantee).

By exchange
You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the Calamos Family of Funds or Fidelity Prime Money Market Fund Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.

Signature guarantees
A signature guarantee is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Funds’ transfer agent within the last 30 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and the Funds’ transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

You can obtain a signature guarantee from domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption-in-kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of

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the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time
The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Small accounts
Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information
Share price
Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures
The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

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When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees. Fixed-income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Intermediaries
The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

PROSPECTUS	March 1, 2011	87

Fund Facts

CFS, the Funds’ distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Anti-money laundering compliance
The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions
The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/or increase expenses, thus harming Fund performance.

Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an

88	CALAMOS FAMILY OF FUNDS

Fund Facts

intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures
Excessive trading may present risks to the Funds’ long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds’ policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of a Fund. In analyzing whether trading is disruptive, the Funds will consider the purpose of the trades, the effects on the Fund’s portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 51 of the statement of additional information.

The Funds’ policy is against frequent purchases and redemptions of a Fund’s shares that are disruptive to the Fund’s portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

The Funds’ policies and procedures regarding excessive trading may be modified at any time.

PROSPECTUS	March 1, 2011	89

Fund Facts

Distributions and taxes
Dividends and capital gains distributions
You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Convertible Fund, Growth and Income Fund, Market Neutral Income Fund and Global Growth and Income Fund declare and pay dividends from net investment income quarterly; Growth Fund, Blue Chip Fund, Discovery Growth Fund, Value Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund declare dividends annually; High Yield Fund declares and pays dividends from net investment income monthly; and Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

Taxes
You may realize a capital gain or capital loss when you redeem or exchange shares. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes.

A portion of the dividends from net investment income paid by Funds that invest primarily in equity securities may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by a Fund will consist of “qualified dividend income.” The special tax treatment of “qualified dividend income” currently applies only to taxable years beginning on or before December 31, 2012, and it is unclear whether Congress will extend it to later taxable years.

A Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

90	CALAMOS FAMILY OF FUNDS

Fund Facts

Other information
Shareholder accounts
Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans
You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us or your plan administrator.

Prospectuses and shareholder reports
The Funds reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Abandoned Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Legal Proceedings
Calamos Advisors and its corporate parent, Calamos Asset Management, Inc., among other persons, have been named as defendants in putative class action complaints currently pending in the U.S. District Court for the Northern District of Illinois related to the redemption by two closed-end funds advised by Calamos Advisors (Calamos Convertible Opportunities and Income Fund (“CHI”) and Calamos Convertible & High Income Fund (“CHY”)) of Auction Rate Cumulative Preferred Shares (the “ARPS”) at their liquidation preference. The complaints captioned Rutgers Casualty Insurance Co. v. Calamos, et al., Brown v. Calamos, et al. and Bourrienne v. Calamos, et al. generally allege that the Board of Trustees of CHY in the Rutgers matter, and the Board of Trustees of CHI in the Brown and Bourrienne matters, breached certain fiduciary duties owed to the common shareholders of those respective Funds by approving the redemption of each Fund’s ARPS at their liquidation preference, and by recapitalizing CHI and CHY with debt-based borrowings that were allegedly less advantageous to those funds’ common shareholders. The complaints also allege that Calamos, the corporate parent of Calamos, and in the case of the Brown and Rutgers complaints, the relevant fund itself, aided and abetted the Trustees’ alleged breaches of fiduciary duty and were unjustly enriched as a result. The suits seek indeterminate monetary and punitive damages from the named defendants, as well as injunctive relief. The defendants believe that the complaints are without merit, and intend to defend themselves vigorously against these allegations.

Each Fund believes that the litigation does not have any present material adverse effect on the ability of the Adviser to perform its obligations under its investment advisory contract.

PROSPECTUS	March 1, 2011	91

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below for Class A, Class B and Class C shares. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the fiscal periods ended October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007, October 31, 2007 and March 31, 2006. The report of Deloitte & Touche LLP, along with the Funds’ financial statements and financial highlights, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2010, which is available upon request.

Calamos Growth Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
					April 1,							April 1,
					2006							2006
					through		Year Ended					through		Year Ended
	Year Ended October 31,				October 31,		March 31,	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$40.60	$32.20	$70.29	$55.12	$58.31		$49.90	$40.72	$32.53	$71.41	$56.37	$59.91		$51.59

Income from investment operations:
Net investment income (loss)(a)	(0.16)	(0.14)	(0.24)	(0.35)	(0.23)		(0.30)	(0.50)	(0.39)	(0.63)	(0.80)	(0.48)		(0.72)

Net realized and unrealized gain (loss)	8.74	8.54	(30.29)	17.49	(2.96)		11.05	8.74	8.58	(30.69)	17.81	(3.06)		11.38

Total from investment operations	8.58	8.40	(30.53)	17.14	(3.19)		10.75	8.24	8.19	(31.32)	17.01	(3.54)		10.66

Distributions:

Dividends from net investment income	—	—	—	—	—		—	—	—	—	—	—		—

Dividends from net realized gains	—	—	(7.56)	(1.97)	—		(2.34)	—	—	(7.56)	(1.97)	—		(2.34)

Total distributions	—	—	(7.56)	(1.97)	—		(2.34)	—	—	(7.56)	(1.97)	—		(2.34)

Net asset value, end of period	$49.18	$40.60	$32.20	$70.29	$55.12		$58.31	$48.96	$40.72	$32.53	$71.41	$56.37		$59.91

Ratios and supplemental data:

Total return(b)	21.13%	26.09%	(48.11%)	32.15%	(5.47%)		21.96%	20.24%	25.18%	(48.50%)	31.18%	(5.91%)		21.05%

Net assets, end of period (000)	$4,721,389	$5,017,458	$5,052,016	$12,068,660	$12,573,503		$14,242,247	$508,828	$593,604	$609,200	$1,396,806	$1,280,227		$1,424,960

Ratio of net expenses to average net assets	1.27%	1.32%	1.21%	1.20%	1.19	%(c)	1.20%	2.02%	2.07%	1.96%	1.95%	1.94	%(c)	1.95%

Ratio of gross expenses to average net assets prior to expense reductions	1.27%	1.33%	1.22%	1.21%	1.19	%(c)	1.20%	2.02%	2.08%	1.97%	1.96%	1.94	%(c)	1.95%

Ratio of net investment income (loss) to average net assets	(0.37%)	(0.44%)	(0.46%)	(0.61%)	(0.71	%)(c)	(0.55%)	(1.12%)	(1.19%)	(1.21%)	(1.36%)	(1.46	%)(c)	(1.30%)

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	52.7%	52.3%	73.9%	75.8%	41.2%	74.7%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

92	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

	CLASS C
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$37.26	$29.77	$66.05	$52.29	$55.57		$48.00

Income from investment operations:
Net investment income (loss)(a)	(0.45)	(0.36)	(0.58)	(0.74)	(0.44)		(0.67)

Net realized and unrealized gain (loss)	7.99	7.85	(28.14)	16.47	(2.84)		10.58

Total from investment operations	7.54	7.49	(28.72)	15.73	(3.28)		9.91

Distributions:

Dividends from net investment income	—	—	—	—	—		—

Dividends from net realized gains	—	—	(7.56)	(1.97)	—		(2.34)

Total distributions	—	—	(7.56)	(1.97)	—		(2.34)

Net asset value, end of period	$44.80	$37.26	$29.77	$66.05	$52.29		$55.57

Ratios and supplemental data:

Total return(b)	20.24%	25.16%	(48.50%)	31.16%	(5.90%)		21.06%

Net assets, end of period (000)	$1,718,714	$1,720,775	$1,732,305	$3,801,620	$3,716,923		$4,152,698

Ratio of net expenses to average net assets	2.02%	2.07%	1.96%	1.95%	1.94	%(c)	1.95%

Ratio of gross expenses to average net assets prior to expense reductions	2.02%	2.08%	1.97%	1.96%	1.94	%(c)	1.95%

Ratio of net investment income (loss) to average net assets	(1.12%)	(1.19%)	(1.21%)	(1.36%)	(1.46	%)(c)	(1.30%)

PROSPECTUS	March 1, 2011	93

Calamos Value Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A								CLASS B
						April 1,											April 1,
						2006											2006
						through		Year Ended									through		Year Ended
	Year Ended October 31,					October 31,		March 31,	Year Ended October 31,								October 31,		March 31,

	2010		2009	2008	2007	2006		2006	2010		2009		2008		2007		2006		2006

Net asset value, beginning of period	$10.57		$8.90	$14.68	$13.63	$13.03		$12.01	$9.98		$8.46		$14.01		$13.13		$12.61		$11.73

Income from investment operations:
Net investment income (loss)	(0.00	)(a)*	0.04 (a)	0.03 (a)	0.01 (a)	(0.00	)(a)*	0.01	(0.07	)(a)	(0.02	)(a)	(0.06	)(a)	(0.09	)(a)	(0.06	)(a)	(0.07)

Net realized and unrealized gain (loss)	0.48		1.64	(4.83)	1.73	0.60		1.51	0.44		1.54		(4.59)		1.66		0.58		1.45

Total from investment operations	0.48		1.68	(4.80)	1.74	0.60		1.52	0.37		1.52		(4.65)		1.57		0.52		1.38

Distributions:

Dividends from net investment income	(0.03)		(0.01)	(0.08)	—	—		—	—		—		—		—		—		—

Dividends from net realized gains	—		—	(0.90)	(0.69)	—		(0.50)	—		—		(0.90)		(0.69)		—		(0.50)

Total distributions	(0.03)		(0.01)	(0.98)	(0.69)	—		(0.50)	—		—		(0.90)		(0.69)		—		(0.50)

Net asset value, end of period	$11.02		$10.57	$8.90	$14.68	$13.63		$13.03	$10.35		$9.98		$8.46		$14.01		$13.13		$12.61

Ratios and supplemental data:

Total return(b)	4.52%		18.85%	(34.79%)	13.33%	4.60%		12.91%	3.71%		17.97%		(35.24%)		12.50%		4.12%		12.01%

Net assets, end of period (000)	$31,556		$32,877	$45,372	$76,676	$101,016		$95,264	$3,903		$5,145		$5,377		$10,867		$9,898		$9,205

Ratio of net expenses to average net assets	1.60%		1.59%	1.48%	1.46%	1.46	%(c)	1.47%	2.34%		2.34%		2.23%		2.21%		2.21	%(c)	2.22%

Ratio of gross expenses to average net assets prior to expense reductions	1.60%		1.59%	1.49%	1.46%	1.46	%(c)	1.47%	2.34%		2.34%		2.24%		2.21%		2.21	%(c)	2.22%

Ratio of net investment income (loss) to average net assets	0.03%		0.50%	0.24%	0.05%	(0.04	%)(c)	0.10%	(0.70%)		(0.29%)		(0.51%)		(0.70%)		(0.79	%)(c)	(0.65%)

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	37.7%	58.7%	61.0%	29.6%	35.7%	63.3%

*	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

94	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

	CLASS C
									April 1,
									2006
									through		Year Ended
	Year Ended October 31,								October 31,		March 31,

	2010		2009		2008		2007		2006		2006

Net asset value, beginning of period	$9.97		$8.45		$14.00		$13.12		$12.60		$11.72

Income from investment operations:
Net investment income (loss)	(0.07	)(a)	(0.02	)(a)	(0.06	)(a)	(0.09	)(a)	(0.06	)(a)	(0.07)

Net realized and unrealized gain (loss)	0.44		1.54		(4.59)		1.66		0.58		1.45

Total from investment operations	0.37		1.52		(4.65)		1.57		0.52		1.38

Distributions:

Dividends from net investment income	—		—		—		—		—		—

Dividends from net realized gains	—		—		(0.90)		(0.69)		—		(0.50)

Total distributions	—		—		(0.90)		(0.69)		—		(0.50)

Net asset value, end of period	$10.34		$9.97		$8.45		$14.00		$13.12		$12.60

Ratios and supplemental data:

Total return(b)	3.71%		17.99%		(35.27%)		12.51%		4.13%		12.02%

Net assets, end of period (000)	$5,915		$6,946		$7,295		$14,364		$15,621		$14,999

Ratio of net expenses to average net assets	2.35%		2.34%		2.23%		2.21%		2.21	%(c)	2.22%

Ratio of gross expenses to average net assets prior to expense reductions	2.35%		2.34%		2.24%		2.21%		2.21	%(c)	2.22%

Ratio of net investment income (loss) to average net assets	(0.71%)		(0.29%)		(0.51%)		(0.70%)		(0.79	%)(c)	(0.65%)

PROSPECTUS	March 1, 2011	95

Calamos Blue Chip Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A								CLASS B
						April 1,											April 1,
						2006											2006
						through		Year Ended									through		Year Ended
	Year Ended October 31,					October 31,		March 31,	Year Ended October 31,								October 31,		March 31,

	2010		2009	2008	2007	2006		2006	2010		2009		2008		2007		2006		2006

Net asset value, beginning of period	$10.51		$8.91	$14.82	$12.75	$12.12		$10.91	$10.14		$8.63		$14.44		$12.49		$11.92		$10.82

Income from investment operations:
Net investment income (loss)	(0.02	)(a)	0.06 (a)	0.06 (a)	0.04 (a)	0.02		0.02	(0.10	)(a)	(0.02	)(a)	(0.03	)(a)	(0.06	)(a)	(0.05)		(0.07)

Net realized and unrealized gain (loss)	1.46		1.58	(5.05)	2.11	0.61		1.19	1.41		1.53		(4.89)		2.05		0.62		1.17

Total from investment operations	1.44		1.64	(4.99)	2.15	0.63		1.21	1.31		1.51		(4.92)		1.99		0.57		1.10

Distributions:

Dividends from net investment income	(0.02)		(0.04)	(0.03)	(0.04)	—		—	—		—		—		—		—		—

Dividends from net realized gains	—		—	(0.89)	(0.04)	—		—	—		—		(0.89)		(0.04)		—		—

Total distributions	(0.02)		(0.04)	(0.92)	(0.08)	—		—	—		—		(0.89)		(0.04)		—		—

Net asset value, end of period	$11.93		$10.51	$8.91	$14.82	$12.75		$12.12	$11.45		$10.14		$8.63		$14.44		$12.49		$11.92

Ratios and supplemental data:

Total return(b)	13.72%		18.50%	(35.66%)	16.93%	5.20%		11.09%	12.92%		17.50%		(36.08%)		15.96%		4.78%		10.17%

Net assets, end of period (000)	$24,518		$32,143	$67,229	$107,955	$105,014		$95,552	$4,171		$5,087		$4,833		$8,694		$8,007		$8,452

Ratio of net expenses to average net assets	1.56%		1.54%	1.45%	1.44%	1.43	%(c)	1.46%	2.31%		2.29%		2.20%		2.19%		2.18	%(c)	2.21%

Ratio of gross expenses to average net assets prior to expense reductions	1.56%		1.55%	1.46%	1.45%	1.43	%(c)	1.46%	2.31%		2.29%		2.21%		2.20%		2.18	%(c)	2.21%

Ratio of net investment income (loss) to average net assets	(0.18%)		0.72%	0.49%	0.33%	0.29	%(c)	0.16%	(0.92%)		(0.25%)		(0.26%)		(0.42%)		(0.46	%)(c)	(0.59%)

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	49.4%	79.0%	39.8%	45.9%	25.5%	27.7%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

96	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

	CLASS C
									April 1,
									2006
									through		Year Ended
	Year Ended October 31,								October 31,		March 31,

	2010		2009		2008		2007		2006		2006

Net asset value, beginning of period	$10.15		$8.63		$14.45		$12.49		$11.93		$10.82

Income from investment operations:
Net investment income (loss)	(0.10	)(a)	(0.02	)(a)	(0.03	)(a)	(0.06	)(a)	(0.04)		(0.07)

Net realized and unrealized gain (loss)	1.40		1.54		(4.90)		2.06		0.60		1.18

Total from investment operations	1.30		1.52		(4.93)		2.00		0.56		1.11

Distributions:

Dividends from net investment income	—		—		—		—		—		—

Dividends from net realized gains	—		—		(0.89)		(0.04)		—		—

Total distributions	—		—		(0.89)		(0.04)		—		—

Net asset value, end of period	$11.45		$10.15		$8.63		$14.45		$12.49		$11.93

Ratios and supplemental data:

Total return(b)	12.81%		17.61%		(36.13%)		16.04%		4.69%		10.26%

Net assets, end of period (000)	$10,628		$10,359		$8,489		$14,389		$14,430		$14,233

Ratio of net expenses to average net assets	2.31%		2.29%		2.20%		2.19%		2.18	%(c)	2.21%

Ratio of gross expenses to average net assets prior to expense reductions	2.31%		2.29%		2.21%		2.20%		2.18	%(c)	2.21%

Ratio of net investment income (loss) to average net assets	(0.92%)		(0.25%)		(0.26%)		(0.42%)		(0.46	%)(c)	(0.59%)

PROSPECTUS	March 1, 2011	97

Calamos Discovery Growth Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS B		CLASS C
	June 1,		June 1,		June 1,
	2010*		2010*		2010*
	through		through		through
	October 31,		October 31,		October 31,

	2010		2010		2010

Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income (loss)(a)	(0.04)		(0.08)		(0.08)

Net realized and unrealized gain (loss)	1.68		1.68		1.68

Total from investment operations	1.64		1.60		1.60

Distributions:

Dividends from net investment income	—		—		—

Dividends from net realized gains	—		—		—

Net asset value, end of period	$11.64		$11.60		$11.60

Ratios and supplemental data:

Total return(b)	16.40%		16.00%		16.00%

Net assets, end of period (000)	$14,557		$1,160		$1,545

Ratio of net expenses to average net assets	1.50	%(c)	2.25	%(c)	2.25	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	2.63	%(c)	3.41	%(c)	3.38	%(c)

Ratio of net investment income (loss) to average net assets	(0.99)	%(c)	(1.74	%)(c)	(1.76	%)(c)

June 1, 2010*
through
October 31,
2010

Portfolio turnover rate	26.2%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

98	CALAMOS FAMILY OF FUNDS

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PROSPECTUS	March 1, 2011	99

Calamos International Growth Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A								CLASS B
						April 1,										April 1,
						2006										2006
						through		Year Ended								through		Year Ended
	Year Ended October 31,					October 31,		March 31,	Year Ended October 31,							October 31,		March 31,

	2010		2009	2008	2007	2006		2006	2010		2009		2008		2007	2006		2006

Net asset value, beginning of period	$12.64		$8.90	$19.16	$13.34	$13.10		$9.76	$12.32		$8.74		$18.88		$13.20	$13.02		$9.76

Income from investment operations:
Net investment income (loss)	(0.04	)(a)	0.03 (a)	0.04 (a)	0.06	0.03		0.07	(0.14	)(a)	(0.03	)(a)	(0.07	)(a)	(0.04)	(0.01)		0.01

Net realized and unrealized gain (loss)	2.86		3.71	(9.61)	5.85	0.21		3.33	2.78		3.61		(9.46)		5.76	0.19		3.29

Total from investment operations	2.82		3.74	(9.57)	5.91	0.24		3.40	2.64		3.58		(9.53)		5.72	0.18		3.30

Distributions:

Dividends from net investment income	—		—	(0.08)	(0.05)	—		(0.06)	—		—		—		—	—		(0.04)

Dividends from net realized gains	—		—	(0.61)	(0.04)	—		—	—		—		(0.61)		(0.04)	—		—

Total distributions	—		—	(0.69)	(0.09)	—		(0.06)	—		—		(0.61)		(0.04)	—		(0.04)

Net asset value, end of period	$15.46		$12.64	$8.90	$19.16	$13.34		$13.10	$14.96		$12.32		$8.74		$18.88	$13.20		$13.02

Ratios and supplemental data:

Total return(b)	22.31%		42.02%	(51.67%)	44.59%	1.83%		34.87%	21.43%		40.96%		(52.02%)		43.49%	1.38%		33.81%

Net assets, end of period (000)	$136,723		$112,647	$130,686	$270,864	$163,662		$127,471	$16,606		$17,019		$15,978		$40,659	$19,227		$11,928

Ratio of net expenses to average net assets	1.67%		1.62%	1.48%	1.49%	1.52	%(c)	1.62%	2.42%		2.37%		2.23%		2.24%	2.27	%(c)	2.37%

Ratio of gross expenses to average net assets prior to expense reductions	1.67%		1.62%	1.48%	1.49%	1.53	%(c)	1.62%	2.42%		2.38%		2.23%		2.24%	2.28	%(c)	2.37%

Ratio of net investment income (loss) to average net assets	(0.26%)		0.35%	0.25%	0.40%	0.49	%(c)	0.80%	(1.02%)		(0.34%)		(0.50%)		(0.35%)	(0.26	%)(c)	0.05%

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	63.1%	86.9%	87.7%	80.1%	39.5%	49.3%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

100	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

	CLASS C
								April 1,
								2006
								through		Year Ended
	Year Ended October 31,							October 31,		March 31,

	2010		2009		2008		2007	2006		2006

Net asset value, beginning of period	$12.30		$8.72		$18.85		$13.18	$13.00		$9.76

Income from investment operations:
Net investment income (loss)	(0.14	)(a)	(0.03	)(a)	(0.07	)(a)	(0.04)	(0.01)		0.02

Net realized and unrealized gain (loss)	2.78		3.61		(9.45)		5.75	0.19		3.27

Total from investment operations	2.64		3.58		(9.52)		5.71	0.18		3.29

Distributions:

Dividends from net investment income	—		—		—		—	—		(0.05)

Dividends from net realized gains	—		—		(0.61)		(0.04)	—		—

Total distributions	—		—		(0.61)		(0.04)	—		(0.05)

Net asset value, end of period	$14.94		$12.30		$8.72		$18.85	$13.18		$13.00

Ratios and supplemental data:

Total return(b)	21.46%		41.06%		(52.05%)		43.48%	1.38%		33.73%

Net assets, end of period (000)	$48,200		$43,138		$43,401		$96,202	$56,899		$38,959

Ratio of net expenses to average net assets	2.42%		2.37%		2.23%		2.24%	2.27	%(c)	2.37%

Ratio of gross expenses to average net assets prior to expense reductions	2.42%		2.37%		2.23%		2.24%	2.28	%(c)	2.37%

Ratio of net investment income (loss) to average net assets	(1.01%)		(0.36%)		(0.50%)		(0.35%)	(0.26	%)(c)	0.05%

PROSPECTUS	March 1, 2011	101

Calamos Evolving World Growth Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A				CLASS B				CLASS C
			August 15,				August 15,				August 15,
			2008*				2008*				2008*
	Year Ended		through		Year Ended		through		Year Ended		through
	October 31,		October 31,		October 31,		October 31,		October 31,		October 31,

	2010	2009	2008		2010	2009	2008		2010	2009	2008

Net asset value, beginning of period	$10.30	$7.33	$10.00		$10.24	$7.32	$10.00		$10.24	$7.32	$10.00

Income from investment operations:
Net investment income (loss)(a)	0.08	0.12	0.01		(0.01)	0.07	(0.00	)**	(0.01)	0.07	(0.00	)**

Net realized and unrealized gain (loss)	2.11	2.91	(2.68)		2.10	2.89	(2.68)		2.10	2.89	(2.68)

Total from investment operations	2.19	3.03	(2.67)		2.09	2.96	(2.68)		2.09	2.96	(2.68)

Distributions:

Dividends from net investment income	(0.07)	(0.06)	—		(0.01)	(0.04)	—		(0.02)	(0.04)	—

Dividends from net realized gains	—	—	—		—	—	—		—	—	—

Total distributions	(0.07)	(0.06)	—		(0.01)	(0.04)	—		(0.02)	(0.04)	—

Net asset value, end of period	$12.42	$10.30	$7.33		$12.32	$10.24	$7.32		$12.31	$10.24	$7.32

Ratios and supplemental data:

Total return(b)	21.40%	41.76%	(26.70%)		20.42%	40.71%	(26.80%)		20.43%	40.71%	(26.80%)

Net assets, end of period (000)	$44,895	$15,276	$1,194		$1,819	$1,349	$732		$3,472	$1,431	$734

Ratio of net expenses to average net assets	1.67%	1.75%	1.68	%(c)	2.43%	2.49%	2.43	%(c)	2.43%	2.49%	2.43	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.67%	1.97%	3.01	%(c)	2.43%	2.95%	3.76	%(c)	2.43%	2.95%	3.76	%(c)

Ratio of net investment income (loss) to average net assets	0.67%	1.31%	0.71	%(c)	(0.11%)	0.83%	(0.04	%)(c)	(0.07%)	0.82%	(0.04	%)(c)

			August 15,
			2008*
	Year Ended October 31,		through
			October 31,
	2010	2009	2008

Portfolio turnover rate	48.3%	73.5%	1.2%

*	Commencement of operations.

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

102	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B					CLASS C
				March 1,					March 1,					March 1,
				2007*					2007*					2007*
				through					through					through
	Year Ended October 31,			October 31,		Year Ended October 31,			October 31,		Year Ended October 31,			October 31,

	2010	2009	2008	2007		2010	2009	2008	2007		2010	2009	2008	2007

Net asset value, beginning of period	$9.12	$7.16	$13.44	$10.00		$9.02	$7.06	$13.36	$10.00		$9.00	$7.07	$13.37	$10.00

Income from investment operations:
Net investment income (loss)(a)	(0.07)	(0.03)	(0.06)	(0.02)		(0.15)	(0.09)	(0.14)	(0.08)		(0.15)	(0.09)	(0.14)	(0.08)

Net realized and unrealized gain (loss)	2.23	2.33	(6.22)	3.46		2.19	2.33	(6.16)	3.44		2.19	2.32	(6.16)	3.45

Total from investment operations	2.16	2.30	(6.28)	3.44		2.04	2.24	(6.30)	3.36		2.04	2.23	(6.30)	3.37

Distributions:

Dividends from net investment income	—	(0.33)	—	—		—	(0.27)	—	—		—	(0.29)	—	—

Dividends from net realized gains	—	—	—	—		—	—	—	—		—	—	—	—

Return of capital	—	(0.01)	—	—		—	(0.01)	—	—		—	(0.01)	—	—

Total distributions	—	(0.34)	—	—		—	(0.28)	—	—		—	(0.30)	—	—

Net asset value, end of period	$11.28	$9.12	$7.16	$13.44		$11.06	$9.02	$7.06	$13.36		$11.04	$9.00	$7.07	$13.37

Ratios and supplemental data:

Total return(b)	23.68%	34.24%	(46.73%)	34.40%		22.62%	33.48%	(47.16%)	33.60%		22.67%	33.29%	(47.12%)	33.70%

Net assets, end of period (000)	$30,212	$21,162	$23,904	$42,097		$2,552	$2,125	$1,531	$2,529		$6,523	$4,490	$4,339	$3,261

Ratio of net expenses to average net assets	1.88%	1.95%	1.82%	1.75	%(c)	2.63%	2.71%	2.57%	2.50	%(c)	2.63%	2.70%	2.57%	2.50	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.88%	2.05%	1.82%	1.92	%(c)	2.63%	2.81%	2.57%	2.67	%(c)	2.63%	2.81%	2.57%	2.67	%(c)

Ratio of net investment income (loss) to average net assets	(0.71%)	(0.45%)	(0.52%)	(0.30	%)(c)	(1.46%)	(1.18%)	(1.27%)	(1.05	%)(c)	(1.46%)	(1.22%)	(1.27%)	(1.05	%)(c)

				March 1,
				2007*
	Year Ended October 31,			through
				October 31,
	2010	2009	2008	2007

Portfolio turnover rate	65.1%	101.6%	83.7%	45.8%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

PROSPECTUS	March 1, 2011	103

Calamos Growth and Income Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
					April 1,							April 1,
					2006							2006
					through							through
	Year Ended October 31,				October 31,		Year Ended March 31,	Year Ended October 31,				October 31,		Year Ended March 31,

	2010	2009	2008	2007	2006		2006	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$27.49	$21.13	$35.83	$32.71	$32.64		$29.40	$31.10	$23.85	$40.09	$36.32	$36.15		$32.42

Income from investment operations:
Net investment income (loss)	0.64 (a)	0.62 (a)	0.37 (a)	0.32	0.27		0.42	0.49 (a)	0.50 (a)	0.17 (a)	0.12	0.12		0.19

Net realized and unrealized gain (loss)	2.70	6.17	(12.09)	5.04	0.25		4.18	3.05	6.97	(13.63)	5.60	0.30		4.64

Total from investment operations	3.34	6.79	(11.72)	5.36	0.52		4.60	3.54	7.47	(13.46)	5.72	0.42		4.83

Distributions:

Dividends from net investment income	(0.68)	(0.43)	(0.52)	(0.50)	(0.45)		(0.60)	(0.42)	(0.22)	(0.32)	(0.21)	(0.25)		(0.34)

Dividends from net realized gains	—	—	(2.46)	(1.74)	—		(0.76)	—	—	(2.46)	(1.74)	—		(0.76)

Total distributions	(0.68)	(0.43)	(2.98)	(2.24)	(0.45)		(1.36)	(0.42)	(0.22)	(2.78)	(1.95)	(0.25)		(1.10)

Net asset value, end of period	$30.15	$27.49	$21.13	$35.83	$32.71		$32.64	$34.22	$31.10	$23.85	$40.09	$36.32		$36.15

Ratios and supplemental data:

Total return(b)	12.31%	32.49%	(35.31%)	17.38%	1.66%		16.01%	11.46%	31.48%	(35.80%)	16.53%	1.21%		15.15%

Net assets, end of period (000)	$1,706,548	$1,748,479	$1,749,433	$3,441,626	$3,536,121		$3,352,933	$303,273	$376,111	$385,128	$739,884	$736,256		$742,721

Ratio of net expenses to average net assets	1.09%	1.12%	1.06%	1.06%	1.05	%(c)	1.06%	1.84%	1.87%	1.81%	1.81%	1.80	%(c)	1.81%

Ratio of gross expenses to average net assets prior to expense reductions	1.09%	1.12%	1.07%	1.06%	1.05	%(c)	1.06%	1.84%	1.88%	1.82%	1.81%	1.80	%(c)	1.81%

Ratio of net investment income (loss) to average net assets	2.26%	2.69%	1.26%	1.16%	1.35	%(c)	1.31%	1.51%	1.95%	0.51%	0.41%	0.60	%(c)	0.56%

					April 1,
					2006
					through	Year Ended
		Year Ended October 31,			October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	54.6%	66.2%	83.4%	66.0%	42.2%	65.4%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

104	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

	CLASS C
					April 1,
					2006
					through
	Year Ended October 31,				October 31,		Year Ended March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$27.62	$21.23	$36.05	$32.89	$32.78		$29.53

Income from investment operations:
Net investment income (loss)	0.43 (a)	0.45 (a)	0.15 (a)	0.10	0.13		0.20

Net realized and unrealized gain (loss)	2.72	6.19	(12.16)	5.05	0.26		4.19

Total from investment operations	3.15	6.64	(12.01)	5.15	0.39		4.39

Distributions:

Dividends from net investment income	(0.47)	(0.25)	(0.35)	(0.25)	(0.28)		(0.38)

Dividends from net realized gains	—	—	(2.46)	(1.74)	—		(0.76)

Total distributions	(0.47)	(0.25)	(2.81)	(1.99)	(0.28)		(1.14)

Net asset value, end of period	$30.30	$27.62	$21.23	$36.05	$32.89		$32.78

Ratios and supplemental data:

Total return(b)	11.50%	31.49%	(35.82%)	16.53%	1.20%		15.16%

Net assets, end of period (000)	$1,291,168	$1,263,459	$1,212,715	$2,244,752	$2,178,512		$2,095,534

Ratio of net expenses to average net assets	1.84%	1.87%	1.81%	1.81%	1.80	%(c)	1.81%

Ratio of gross expenses to average net assets prior to expense reductions	1.84%	1.87%	1.82%	1.81%	1.80	%(c)	1.81%

Ratio of net investment income (loss) to average net assets	1.51%	1.94%	0.51%	0.41%	0.60	%(c)	0.56%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

PROSPECTUS	March 1, 2011	105

Calamos Global Growth and Income Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
					April 1,							April 1,
					2006							2006
					through		Year Ended					through		Year Ended
	Year Ended October 31,				October 31,		March 31,	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$9.20	$7.35	$12.83	$10.50	$10.18		$8.27	$9.37	$7.52	$13.21	$10.88	$10.57		$8.60

Income from investment operations:
Net investment income (loss)(a)	0.17	0.21	0.12	0.07	0.04		0.12	0.10	0.15	0.04	(0.02)	(0.01)		0.05

Net realized and unrealized gain (loss)	0.98	1.87	(4.88)	2.60	0.38		2.19	1.00	1.91	(5.01)	2.69	0.40		2.28

Total from investment operations	1.15	2.08	(4.76)	2.67	0.42		2.31	1.10	2.06	(4.97)	2.67	0.39		2.33

Distributions:

Dividends from net investment income	(0.04)	(0.23)	—	—	(0.10)		(0.24)	(0.03)	(0.21)	—	—	(0.08)		(0.20)

Dividends from net realized gains	—	—	(0.72)	(0.34)	—		(0.16)	—	—	(0.72)	(0.34)	—		(0.16)

Return of capital	(0.15)	—	—	—	—		—	(0.12)	—	—	—	—		—

Total distributions	(0.19)	(0.23)	(0.72)	(0.34)	(0.10)		(0.40)	(0.15)	(0.21)	(0.72)	(0.34)	(0.08)		(0.36)

Net asset value, end of period	$10.16	$9.20	$7.35	$12.83	$10.50		$10.18	$10.32	$9.37	$7.52	$13.21	$10.88		$10.57

Ratios and supplemental data:

Total return(b)	12.64%	29.16%	(39.08%)	26.17%	4.19%		28.25%	11.86%	28.21%	(39.57%)	25.23%	3.75%		27.39%

Net assets, end of period (000)	$318,493	$273,281	$300,563	$625,429	$451,280		$387,476	$43,323	$50,466	$52,729	$99,134	$61,675		$52,547

Ratio of net expenses to average net assets	1.36%	1.44%	1.36%	1.38%	1.41	%(c)	1.44%	2.12%	2.19%	2.11%	2.13%	2.16	%(c)	2.19%

Ratio of gross expenses to average net assets prior to expense reductions	1.36%	1.44%	1.36%	1.38%	1.42	%(c)	1.44%	2.12%	2.19%	2.11%	2.13%	2.17	%(c)	2.19%

Ratio of net investment income (loss) to average net assets	1.74%	2.66%	1.12%	0.61%	0.67	%(c)	1.29%	0.99%	1.93%	0.37%	(0.14%)	(0.08	%)(c)	0.54%

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	62.2%	97.3%	117.7%	83.3%	42.2%	59.0%

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

106	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

	CLASS C
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$8.78	$7.06	$12.45	$10.27	$9.99		$8.15

Income from investment operations:
Net investment income (loss)(a)	0.09	0.14	0.04	(0.02)	(0.00	)**	0.05

Net realized and unrealized gain (loss)	0.94	1.79	(4.71)	2.54	0.37		2.15

Total from investment operations	1.03	1.93	(4.67)	2.52	0.37		2.20

Distributions:

Dividends from net investment income	(0.03)	(0.21)	—	—	(0.09)		(0.20)

Dividends from net realized gains	—	—	(0.72)	(0.34)	—		(0.16)

Return of capital	(0.13)	—	—	—	—		—

Total distributions	(0.16)	(0.21)	(0.72)	(0.34)	(0.09)		(0.36)

Net asset value, end of period	$9.65	$8.78	$7.06	$12.45	$10.27		$9.99

Ratios and supplemental data:

Total return(b)	11.81%	28.23%	(39.58%)	25.27%	3.69%		27.31%

Net assets, end of period (000)	$276,141	$235,776	$236,088	$429,028	$273,198		$221,122

Ratio of net expenses to average net assets	2.11%	2.19%	2.11%	2.13%	2.16	%(c)	2.19%

Ratio of gross expenses to average net assets prior to expense reductions	2.11%	2.19%	2.11%	2.13%	2.17	%(c)	2.19%

Ratio of net investment income (loss) to average net assets	0.99%	1.91%	0.37%	(0.14%)	(0.08	%)(c)	0.54%

PROSPECTUS	March 1, 2011	107

Calamos Convertible Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
					April 1,							April 1,
					2006							2006
					through		Year Ended					through		Year Ended
	Year Ended October 31,				October 31,		March 31,	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$18.31	$14.13	$20.77	$19.98	$19.98		$20.42	$21.48	$16.48	$24.27	$23.02	$22.90		$23.04

Income from investment operations:
Net investment income (loss)	0.53 (a)	0.56 (a)	0.42 (a)	0.41 (a)	0.20	(a)	0.33	0.47 (a)	0.52 (a)	0.32 (a)	0.31 (a)	0.14	(a)	0.24

Net realized and unrealized gain (loss)	1.45	4.15	(6.52)	2.33	0.32		1.78	1.69	4.86	(7.62)	2.71	0.37		1.99

Total from investment operations	1.98	4.71	(6.10)	2.74	0.52		2.11	2.16	5.38	(7.30)	3.02	0.51		2.23

Distributions:

Dividends from net investment income	(0.69)	(0.50)	(0.48)	(0.86)	(0.52)		(0.93)	(0.50)	(0.35)	(0.43)	(0.68)	(0.39)		(0.75)

Dividends from net realized gains	—	(0.03)	(0.06)	(1.09)	—		(1.62)	—	(0.03)	(0.06)	(1.09)	—		(1.62)

Total distributions	(0.69)	(0.53)	(0.54)	(1.95)	(0.52)		(2.55)	(0.50)	(0.38)	(0.49)	(1.77)	(0.39)		(2.37)

Net asset value, end of period	$19.60	$18.31	$14.13	$20.77	$19.98		$19.98	$23.14	$21.48	$16.48	$24.27	$23.02		$22.90

Ratios and supplemental data:

Total return(b)	11.06%	34.00%	(30.12%)	14.80%	2.70%		10.97%	10.20%	33.04%	(30.66%)	13.91%	2.24%		10.18%

Net assets, end of period (000)	$1,741,954	$1,822,596	$222,243	$297,122	$356,203		$400,392	$56,141	$88,956	$67,313	$129,258	$153,263		$171,282

Ratio of net expenses to average net assets	1.08%	1.10%	1.14%	1.13%	1.12	%(c)	1.12%	1.83%	1.85%	1.89%	1.88%	1.87	%(c)	1.87%

Ratio of gross expenses to average net assets prior to expense reductions	1.08%	1.11%	1.15%	1.13%	1.12	%(c)	1.12%	1.83%	1.86%	1.90%	1.88%	1.87	%(c)	1.87%

Ratio of net investment income (loss) to average net assets	2.82%	3.37%	2.22%	2.11%	1.78	%(c)	1.85%	2.12%	2.78%	1.47%	1.36%	1.03	%(c)	1.10%

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	77.4%	45.7%	90.9%	92.7%	33.7%	63.4%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

108	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

	CLASS C
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$18.24	$14.09	$20.82	$20.02	$19.99		$20.42

Income from investment operations:
Net investment income (loss)	0.38 (a)	0.43 (a)	0.28 (a)	0.27 (a)	0.12	(a)	0.18

Net realized and unrealized gain (loss)	1.45	4.14	(6.51)	2.33	0.32		1.79

Total from investment operations	1.83	4.57	(6.23)	2.60	0.44		1.97

Distributions:

Dividends from net investment income	(0.56)	(0.39)	(0.44)	(0.71)	(0.41)		(0.78)

Dividends from net realized gains	—	(0.03)	(0.06)	(1.09)	—		(1.62)

Total distributions	(0.56)	(0.42)	(0.50)	(1.80)	(0.41)		(2.40)

Net asset value, end of period	$19.51	$18.24	$14.09	$20.82	$20.02		$19.99

Ratios and supplemental data:

Total return(b)	10.20%	33.01%	(30.62%)	13.93%	2.23%		10.20%

Net assets, end of period (000)	$706,108	$579,959	$164,363	$268,809	$310,918		$346,000

Ratio of net expenses to average net assets	1.83%	1.85%	1.89%	1.88%	1.87	%(c)	1.87%

Ratio of gross expenses to average net assets prior to expense reductions	1.83%	1.86%	1.90%	1.88%	1.87	%(c)	1.87%

Ratio of net investment income (loss) to average net assets	2.03%	2.66%	1.47%	1.36%	1.03	%(c)	1.10%

PROSPECTUS	March 1, 2011	109

Calamos Total Return Bond Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A					CLASS B
				June 27,					June 27,
				2007*					2007*
				through					through
	Year Ended October 31,			October 31,		Year Ended October 31,			October 31,

	2010	2009	2008	2007		2010	2009	2008	2007

Net asset value, beginning of period	$11.06	$9.82	$10.25	$10.00		$11.06	$9.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	0.31 (a)	0.35 (a)	0.33 (a)	0.15		0.23 (a)	0.27 (a)	0.26 (a)	0.12

Net realized and unrealized gain (loss)	0.45	1.30	(0.35)	0.25		0.44	1.31	(0.36)	0.25

Total from investment operations	0.76	1.65	(0.02)	0.40		0.67	1.58	(0.10)	0.37

Distributions:

Dividends from net investment income	(0.59)	(0.41)	(0.41)	(0.15)		(0.50)	(0.34)	(0.33)	(0.12)

Dividends from net realized gains	—	—	—	—		—	—	—	—

Total distributions	(0.59)	(0.41)	(0.41)	(0.15)		(0.50)	(0.34)	(0.33)	(0.12)

Net asset value, end of period	$11.23	$11.06	$9.82	$10.25		$11.23	$11.06	$9.82	$10.25

Ratios and supplemental data:

Total return(b)	7.12%	17.10%	(0.33%)	4.00%		6.33%	16.23%	(1.07%)	3.74%

Net assets, end of period (000)	$114,922	$94,831	$55,858	$39,590		$21,402	$22,103	$12,539	$1,983

Ratio of net expenses to average net assets	0.90%	0.88%	0.83%	0.90	%(c)	1.65%	1.63%	1.58%	1.65	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	0.98%	1.00%	1.13%	1.66	%(c)	1.73%	1.75%	1.88%	2.41	%(c)

Ratio of net investment income (loss) to average net assets	2.83%	3.30%	3.24%	4.11	%(c)	2.10%	2.56%	2.49%	3.36	%(c)

				June 27,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Portfolio turnover rate	55.7%	287.2%	678.6%	235.8%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

110	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

	CLASS C
				June 27,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$11.06	$9.82	$10.25	$10.00

Income from investment operations:
Net investment income (loss)	0.23 (a)	0.27 (a)	0.25 (a)	0.12

Net realized and unrealized gain (loss)	0.43	1.31	(0.35)	0.25

Total from investment operations	0.66	1.58	(0.10)	0.37

Distributions:

Dividends from net investment income	(0.50)	(0.34)	(0.33)	(0.12)

Dividends from net realized gains	—	—	—	—

Total distributions	(0.50)	(0.34)	(0.33)	(0.12)

Net asset value, end of period	$11.22	$11.06	$9.82	$10.25

Ratios and supplemental data:

Total return(b)	6.24%	16.23%	(1.07%)	3.74%

Net assets, end of period (000)	$50,793	$39,605	$19,018	$1,527

Ratio of net expenses to average net assets	1.65%	1.63%	1.58%	1.65	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.73%	1.75%	1.88%	2.41	%(c)

Ratio of net investment income (loss) to average net assets	2.09%	2.54%	2.49%	3.36	%(c)

PROSPECTUS	March 1, 2011	111

Calamos High Yield Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
					April 1,							April 1,
					2006							2006
					through		Year Ended					through		Year Ended
	Year Ended October 31,				October 31,		March 31,	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$9.52	$7.11	$10.96	$10.71	$10.83		$10.75	$9.86	$7.35	$11.28	$11.00	$11.10		$10.99

Income from investment operations:
Net investment income (loss)	0.63 (a)	0.61 (a)	0.55 (a)	0.61	0.34		0.60	0.58 (a)	0.57 (a)	0.50 (a)	0.50	0.31		0.54

Net realized and unrealized gain (loss)	0.58	2.29	(3.44)	0.34	0.00	**	0.33	0.60	2.36	(3.55)	0.39	(0.01)		0.34

Total from investment operations	1.21	2.90	(2.89)	0.95	0.34		0.93	1.18	2.93	(3.05)	0.89	0.30		0.88

Distributions:

Dividends from net investment income	(0.76)	(0.49)	(0.73)	(0.64)	(0.46)		(0.72)	(0.67)	(0.42)	(0.65)	(0.55)	(0.40)		(0.64)

Dividends from net realized gains	—	—	(0.23)	(0.06)	—		(0.13)	—	—	(0.23)	(0.06)	—		(0.13)

Total distributions	(0.76)	(0.49)	(0.96)	(0.70)	(0.46)		(0.85)	(0.67)	(0.42)	(0.88)	(0.61)	(0.40)		(0.77)

Net asset value, end of period	$9.97	$9.52	$7.11	$10.96	$10.71		$10.83	$10.37	$9.86	$7.35	$11.28	$11.00		$11.10

Ratios and supplemental data:

Total return(b)	13.26%	42.27%	(28.60%)	9.16%	3.32%		9.11%	12.45%	41.16%	(29.06%)	8.32%	2.84%		8.37%

Net assets, end of period (000)	$211,632	$207,057	$90,995	$186,816	$147,400		$152,382	$17,387	$19,897	$14,956	$27,806	$33,499		$31,960

Ratio of net expenses to average net assets	1.21%	1.22%	1.21%	1.19%	1.17	%(c)	1.19%	1.96%	1.98%	1.96%	1.94%	1.92	%(c)	1.94%

Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.22%	1.21%	1.20%	1.17	%(c)	1.19%	1.96%	1.98%	1.96%	1.95%	1.92	%(c)	1.94%

Ratio of net investment income (loss) to average net assets	6.56%	7.48%	5.69%	5.39%	5.50	%(c)	5.70%	5.82%	6.83%	4.94%	4.64%	4.75	%(c)	4.95%

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	57.6%	55.0%	47.5%	74.1%	27.1%	73.1%

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

112	CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

	CLASS C
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$9.80	$7.31	$11.22	$10.95	$11.05		$10.94

Income from investment operations:
Net investment income (loss)	0.58 (a)	0.56 (a)	0.49 (a)	0.48	0.30		0.54

Net realized and unrealized gain (loss)	0.58	2.36	(3.52)	0.40	—		0.33

Total from investment operations	1.16	2.92	(3.03)	0.88	0.30		0.87

Distributions:

Dividends from net investment income	(0.67)	(0.43)	(0.65)	(0.55)	(0.40)		(0.63)

Dividends from net realized gains	—	—	(0.23)	(0.06)	—		(0.13)

Total distributions	(0.67)	(0.43)	(0.88)	(0.61)	(0.40)		(0.76)

Net asset value, end of period	$10.29	$9.80	$7.31	$11.22	$10.95		$11.05

Ratios and supplemental data:

Total return(b)	12.34%	41.16%	(29.03%)	8.27%	2.85%		8.37%

Net assets, end of period (000)	$48,149	$45,673	$28,261	$48,377	$60,486		$65,089

Ratio of net expenses to average net assets	1.96%	1.98%	1.96%	1.94%	1.92	%(c)	1.94%

Ratio of gross expenses to average net assets prior to expense reductions	1.96%	1.98%	1.96%	1.95%	1.92	%(c)	1.94%

Ratio of net investment income (loss) to average net assets	5.81%	6.80%	4.94%	4.64%	4.75	%(c)	4.95%

PROSPECTUS	March 1, 2011	113

Calamos Market Neutral Income Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
					April 1,							April 1,
					2006							2006
					through		Year Ended					through		Year Ended
	Year Ended October 31,				October 31,		March 31,	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$11.35	$10.97	$13.31	$12.77	$12.67		$13.02	$11.92	$11.48	$13.90	$13.31	$13.18		$13.51

Income from investment operations:
Net investment income (loss)(a)	0.23	0.30	0.30	0.47	0.30		0.55	0.15	0.24	0.22	0.39	0.25		0.47

Net realized and unrealized gain (loss)	0.46	0.89	(2.13)	0.51	0.13		0.09	0.48	0.92	(2.23)	0.53	0.14		0.08

Total from investment operations	0.69	1.19	(1.83)	0.98	0.43		0.64	0.63	1.16	(2.01)	0.92	0.39		0.55

Distributions:

Dividends from net investment income	(0.13)	(0.52)	(0.51)	(0.44)	(0.33)		(0.99)	(0.04)	(0.43)	(0.41)	(0.33)	(0.26)		(0.88)

Dividends from net realized gains	—	(0.29)	—	—	—		—	—	(0.29)	—	—	—		—

Total distributions	(0.13)	(0.81)	(0.51)	(0.44)	(0.33)		(0.99)	(0.04)	(0.72)	(0.41)	(0.33)	(0.26)		(0.88)

Net asset value, end of period	$11.91	$11.35	$10.97	$13.31	$12.77		$12.67	$12.51	$11.92	$11.48	$13.90	$13.31		$13.18

Ratios and supplemental data:

Total return(b)	6.11%	11.77%	(14.22%)	7.81%	3.45%		5.20%	5.31%	10.87%	(14.84%)	7.04%	3.00%		4.33%

Net assets, end of period (000)	$1,203,750	$938,686	$815,845	$1,012,912	$497,161		$254,292	$25,349	$34,370	$43,852	$52,502	$46,453		$35,076

Ratio of net expenses to average net assets	1.19%	1.19%	1.12%	1.18%	1.25	%(c)	1.57%	1.94%	1.95%	1.87%	1.93%	2.00	%(c)	2.32%

Ratio of gross expenses to average net assets prior to expense reductions	1.19%	1.20%	1.13%	1.19%	1.25	%(c)	1.57%	1.94%	1.95%	1.88%	1.94%	2.00	%(c)	2.32%

Ratio of net investment income (loss) to average net assets	2.00%	2.80%	2.40%	3.63%	4.03	%(c)	4.34%	1.27%	2.13%	1.65%	2.88%	3.28	%(c)	3.59%

Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	1.14%	1.15%	1.08%	1.10%	1.15	%(c)	1.14%	1.88%	1.91%	1.83%	1.85%	1.90	%(c)	1.89%

					April 1,
					2006
					through	Year Ended
	Year Ended October 31,				October 31,	March 31,

	2010	2009	2008	2007	2006	2006

Portfolio turnover rate	87.8%	79.8%	112.0%	104.7%	78.4%	137.1%

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

114	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS C
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$11.52	$11.12	$13.48	$12.93	$12.83		$13.17

Income from investment operations:
Net investment income (loss)(a)	0.15	0.23	0.21	0.38	0.25		0.46

Net realized and unrealized gain (loss)	0.46	0.90	(2.16)	0.51	0.12		0.08

Total from investment operations	0.61	1.13	(1.95)	0.89	0.37		0.54

Distributions:

Dividends from net investment income	(0.05)	(0.44)	(0.41)	(0.34)	(0.27)		(0.88)

Dividends from net realized gains	—	(0.29)	—	—	—		—

Total distributions	(0.05)	(0.73)	(0.41)	(0.34)	(0.27)		(0.88)

Net asset value, end of period	$12.08	$11.52	$11.12	$13.48	$12.93		$12.83

Ratios and supplemental data:

Total return(b)	5.31%	10.91%	(14.84%)	7.01%	2.97%		4.37%

Net assets, end of period (000)	$353,019	$330,360	$363,213	$457,924	$309,142		$162,218

Ratio of net expenses to average net assets	1.94%	1.95%	1.87%	1.93%	2.00	%(c)	2.32%

Ratio of gross expenses to average net assets prior to expense reductions	1.94%	1.95%	1.88%	1.94%	2.00	%(c)	2.32%

Ratio of net investment income (loss) to average net assets	1.26%	2.10%	1.65%	2.88%	3.28	%(c)	3.59%

Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	1.88%	1.91%	1.83%	1.85%	1.90	%(c)	1.89%

PROSPECTUS	March 1, 2011	115

If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds' investments will be available in the Funds' semiannual and annual reports to shareholders. The semiannual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance for the six months ended April 30, 2011. The annual report will contain a similar discussion for the one-year period ended October 31, 2011.

The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request by calling 800.582.6959 or by visiting the Funds' website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

You can review the Funds' reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission's Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission
Washington, D.C. 20549-0102
Telephone: 202.942.8090
E-mail: publicinfo@sec.gov

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEB-SITE
www.calamos.com

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
K&L Gates LLP
Chicago, IL

CALAMOS®

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2010 Calamos Holdings LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Holdings LLC.

MFPRO 1317 2011

CALAMOS®

Family of Funds

	CLASS I	CLASS R
Calamos Growth Fund	CGRIX	CGRRX
Calamos Value Fund	CVAIX	CVARX
Calamos Blue Chip Fund	CBCIX	CBCRX
Calamos Discovery Growth Fund	CIDGX	CRDGX
Calamos International Growth Fund	CIGIX	CIGFX
Calamos Evolving World Growth Fund	CNWIX	CNWRX
Calamos Global Equity Fund	CIGEX	CRGEX
Calamos Growth and Income Fund	CGIIX	CGNRX
Calamos Global Growth and Income Fund	CGCIX	CVLRX
Calamos Convertible Fund	CICVX	CCVRX
Calamos Total Return Bond Fund	CTRIX	CTRRX
Calamos High Yield Fund	CIHYX	CHYRX
Calamos Market Neutral Income Fund	CMNIX	CVSRX

Prospectus March 1, 2011

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

The Funds
Calamos Growth Fund	3
Calamos Value Fund	7
Calamos Blue Chip Fund	11
Calamos Discovery Growth Fund	15
Calamos International Growth Fund	18
Calamos Evolving World Growth Fund	22
Calamos Global Equity Fund	26
Calamos Growth and Income Fund	30
Calamos Global Growth and Income Fund	35
Calamos Convertible Fund	39
Calamos Total Return Bond Fund	44
Calamos High Yield Fund	48
Calamos Market Neutral Income Fund	52
Other Important Information Regarding Fund Shares	57
Additional Information About Investment Strategies and Related Risks	58
Fund Facts	64
Who manages the Funds?	64
What classes of shares do the Funds offer?	67
How can I buy shares?	68
How can I sell (redeem) shares?	71
Transaction information	73
Distributions and taxes	76
Other Information	77
Financial Highlights	80
For More Information	back cover

Calamos Growth Fund

Investment Objective
Calamos Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.81%	0.81%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.21%	0.21%

Total Annual Fund Operating Expenses	1.02%	1.52%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	104	155

3 Years	324	481

5 Years	563	829

10 Years	1,247	1,812

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.7% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	3

Calamos Growth Fund

Principal Investment Strategies
The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

4	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	21.30% (6.30.09)	Worst Quarter:	-28.38% (12.31.08)

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	March 1, 2011	5

Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Growth Fund — Class I	9.18.97

Return Before Taxes		20.37%	2.88%	5.20%	11.96%

Return After Taxes on Distributions		20.37%	2.44%	4.91%	10.69%

Return After Taxes on Distributions and Sale of Fund Shares		13.24%	2.48%	4.55%	10.08%

Calamos Growth Fund — Class R	3.1.07

Return Before Taxes		19.79%	—	—	2.93%

S&P 500 Index		15.06%	2.29%	1.41%	3.96%

Russell Midcap® Growth Index		26.38%	4.88%	3.12%	5.70%

Russell 3000® Growth Index		17.64%	3.88%	0.30%	2.89%

The Russell Midcap Growth Index and Russell 3000 Growth Index measure the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values. The Russell Midcap Growth Index and Russell 3000 Growth Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

6	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Investment Objective
Calamos Value Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.35%	0.35%

Total Annual Operating Expenses	1.35%	1.85%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	137	188

3 Years	427	582

5 Years	739	1,001

10 Years	1,623	2,168

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.7% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	7

Calamos Value Fund

Principal Investment Strategies
The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

8	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.26% (6.30.09)	Worst Quarter:	-23.08% (12.31.08)

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	March 1, 2011	9

Calamos Value Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION			SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	INCEPTION
Calamos Value Fund — Class I	3.1.02

Return Before Taxes		5.52%	1.32%	3.98%

Return After Taxes on Distributions		5.52%	0.92%	3.68%

Return After Taxes on Distributions and Sale of Fund Shares		3.59%	1.15%	3.46%

Calamos Value Fund — Class R	3.1.07

Return Before Taxes		4.97%	—	-1.87%

Russell 1000® Value Index		15.51%	1.28%	4.45%

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

10	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

Investment Objective
Calamos Blue Chip Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.31%	0.31%

Total Annual Operating Expenses	1.31%	1.81%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	133	184

3 Years	414	570

5 Years	717	981

10 Years	1,578	2,127

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.4% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	11

Calamos Blue Chip Fund

Principal Investment Strategies
The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

12	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	18.24% (6.30.09)	Worst Quarter:	-21.86% (12.31.08)

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	March 1, 2011	13

Calamos Blue Chip Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION			SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	INCEPTION
Calamos Blue Chip Fund — Class I	12.1.03

Return Before Taxes		13.52%	3.38%	4.80%

Return After Taxes on Distributions		13.52%	3.10%	4.59%

Return After Taxes on Distributions and Sale of Fund Shares		8.79%	2.89%	4.15%

Calamos Blue Chip Fund — Class R	3.1.07

Return Before Taxes		12.96%	—	1.31%

S&P 500 Index		15.06%	2.29%	4.39%

Russell 1000® Growth Index		16.71%	3.75%	4.78%

The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

14	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Investment Objective
Calamos Discovery Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses[1]	1.08%	1.02%

Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	0.02%	0.02%

Total Annual Operating Expenses	2.10%	2.54%

Expense Reimbursement[2]	(0.83)%	(0.77)%

Total Annual Operating Expenses After Reimbursement	1.27%	1.77%

1	Because the Fund commenced operations on June 1, 2010, Other Expenses are based on estimated amounts for the current fiscal year; actual expenses may vary.

2	The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2011 to the extent necessary so that Total Annual Fund Operating Expenses (before indirect expenses of acquired funds) after any such reimbursement do not exceed 1.25% for Class I shares or 1.75% for Class R shares. Prior to June 30, 2011, the expense limitation may be terminated or revised only by, or with the consent of, the board of trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	185	231

3 Years	631	766

PROSPECTUS	March 1, 2011	15

Calamos Discovery Growth Fund

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the period from June 1, 2010 (commencement of operations) to the fiscal year ended October 31, 2010, the Fund’s portfolio turnover rate was 26.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Investment Adviser
Calamos Advisors LLC

16	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Portfolio Managers

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (CEO, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

PROSPECTUS	March 1, 2011	17

Calamos International Growth Fund

Investment Objective
Calamos International Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.25%	0.25%

Total Annual Operating Expenses	1.42%	1.92%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	145	195

3 Years	450	603

5 Years	777	1,037

10 Years	1,703	2,243

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.1% of the average value of its portfolio.

18	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Principal Investment Strategies
The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	March 1, 2011	19

Calamos International Growth Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	29.12% (6.30.09)	Worst Quarter:	-26.31% (12.31.08)

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION			SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	INCEPTION
Calamos International Growth Fund — Class I	3.16.05

Return Before Taxes		20.92%	8.07%	10.23%

Return After Taxes on Distributions		20.98%	8.00%	10.15%

Return After Taxes on Distributions and Sale of Fund Shares		13.66%	7.10%	9.04%

Calamos International Growth Fund — Class R	3.1.07

Return Before Taxes		20.40%	—	4.80%

MSCI EAFE Growth Index		12.60%	3.83%	5.19%

20	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

PROSPECTUS	March 1, 2011	21

Calamos Evolving World Growth Fund

Investment Objective
Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.10%	1.10%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.43%	1.93%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	146	196

3 Years	453	606

5 Years	782	1,042

10 Years	1,714	2,254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.3% of the average value of its portfolio.

22	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Principal Investment Strategies
The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are organized in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless of where they are organized, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	March 1, 2011	23

Calamos Evolving World Growth Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.01% (6.30.09)	Worst Quarter:	-4.10% (6.30.10)

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Evolving World Growth Fund — Class I	8.15.08

Return Before Taxes		20.49%	13.38%

Return After Taxes on Distributions		20.47%	13.20%

Return After Taxes on Distributions and Sale of Fund Shares		13.46%	11.45%

Calamos Evolving World Growth Fund — Class R	8.15.08

Return Before Taxes		19.84%	12.81%

MSCI Emerging Markets Index		19.20%	10.09%

24	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

PROSPECTUS	March 1, 2011	25

Calamos Global Equity Fund

Investment Objective
Calamos Global Equity Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.17%	1.17%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.46%	0.47%

Total Annual Fund Operating Expenses	1.63%	2.14%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual Performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	166	217

3 Years	514	670

5 Years	886	1,149

10 Years	1,932	2,472

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.1% of the average value of its portfolio.

26	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Principal Investment Strategies
The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

PROSPECTUS	March 1, 2011	27

Calamos Global Equity Fund

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	23.96% (6.30.09)	Worst Quarter:	-23.47% (12.31.08)

28	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Global Equity Fund — Class I	3.1.07

Return Before Taxes		22.63%	6.81%

Return After Taxes on Distributions		22.63%	6.42%

Return After Taxes on Distributions and Sale of Fund Shares		14.71%	5.62%

Calamos Global Equity Fund — Class R	3.1.07

Return Before Taxes		22.08%	6.28%

MSCI World Index		12.34%	-1.08%

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	since Fund’s inception	SVP, Co-Head of Research and Investments

Jon Vacko	since Fund’s inception	SVP, Co-Head of Research and Investments

John Hillenbrand	since Fund’s inception	SVP, Senior Strategy Analyst

Steve Klouda	since Fund’s inception	SVP, Senior Strategy Analyst

Christopher Hartman	since Fund’s inception	AVP, Senior Strategy Analyst

Joe Wysocki	since Fund’s inception	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

PROSPECTUS	March 1, 2011	29

Calamos Growth and Income Fund

Investment Objective
Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.67%	0.67%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.17%	0.17%

Total Annual Fund Operating Expenses	0.84%	1.34%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	86	136

3 Years	268	424

5 Years	466	734

10 Years	1,038	1,612

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.6% of the average value of its portfolio.

30	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

PROSPECTUS	March 1, 2011	31

Calamos Growth and Income Fund

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.19% (9.30.09)	Worst Quarter:	-14.65% (12.31.08)

32	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Growth and Income Fund — Class I	9.18.97

Return Before Taxes		12.39%	5.26%	6.35%	10.24%

Return After Taxes on Distributions		11.62%	4.35%	5.41%	8.59%

Return After Taxes on Distributions and Sale of Fund Shares		8.28%	4.29%	5.15%	8.20%

Calamos Growth and Income Fund — Class R	3.1.07

Return Before Taxes		11.83%	—	—	3.85%

S&P 500 Index		15.06%	2.29%	1.41%	3.96%

BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index		16.52%	4.73%	5.29%	6.39%

The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	33

Calamos Growth and Income Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

34	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

Investment Objective
Calamos Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.97%	0.97%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.14%	0.15%

Total Annual Operating Expenses	1.11%	1.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	113	165

3 Years	353	511

5 Years	612	881

10 Years	1,353	1,922

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.2% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	35

Calamos Global Growth and Income Fund

Principal Investment Strategies
The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk— The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

36	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.13% (6.30.09)	Worst Quarter:	-14.45% (12.31.08)

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment.

PROSPECTUS	March 1, 2011	37

Calamos Global Growth and Income Fund

“Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Global Growth and Income Fund — Class I	9.18.97

Return Before Taxes		14.80%	5.72%	6.45%	8.41%

Return After Taxes on Distributions		14.73%	5.21%	5.87%	7.36%

Return After Taxes on Distributions and Sale of Fund Shares		9.69%	4.80%	5.39%	6.88%

Calamos Global Growth and Income Fund — Class R	3.1.07

Return Before Taxes		14.21%	—	—	3.07%

MSCI World Index		12.34%	2.99%	2.82%	4.34%

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

38	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Investment Objective
Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.67%	0.67%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.16%	0.16%

Total Annual Operating Expenses	0.83%	1.33%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	85	135

3 Years	265	421

5 Years	461	728

10 Years	1,025	1,600

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.4% of the average value of its portfolio.

PROSPECTUS	March 1, 2011	39

Calamos Convertible Fund

Principal Investment Strategies
The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

40	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.12% (9.30.09)	Worst Quarter:	-12.12% (12.31.08)

PROSPECTUS	March 1, 2011	41

Calamos Convertible Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Total Returns as of 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Convertible Fund — Class I	6.25.97

Return Before Taxes		11.17%	5.98%	5.50%	8.45%

Return After Taxes on Distributions		9.40%	4.42%	3.85%	6.37%

Return After Taxes on

Distributions and Sale of Fund Shares		8.00%	4.38%	3.91%	6.28%

Calamos Convertible Fund — Class R	3.1.07

Return Before Taxes		10.56%	—	—	4.84%

Value Line Convertible Index		17.58%	7.56%	7.26%	6.03%

S&P 500 Index		15.06%	2.29%	1.41%	4.41%

The S&P 500 Index is generally considered representative of the U.S. stock market. The S&P 500 Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

42	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

Closed Fund Policies
Effective as of the close of business on January 28, 2011, the Fund is generally closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Purchases may be allowed in certain limited circumstances.

PROSPECTUS	March 1, 2011	43

Calamos Total Return Bond Fund

Investment Objective
Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.55%	0.55%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.19%	0.19%

Total Annual Operating Expenses	0.74%	1.24%

Expense Reimbursement[1]	(0.08)%	(0.08)%

Total Annual Operating Expenses After Reimbursement	0.66%	1.16%

1	The Fund’s Investment adviser has contractually agreed to reimburse the Fund expenses through June 30, 2011 to the extent necessary so that Total Annual Fund Operating Expenses after any such reimbursement (before indirect expenses of acquired funds) do not exceed 0.65% for Class I shares and 1.15% for Class R shares. Prior to June 30, 2011, the expense limitation may be terminated or revised only by, or with the consent of, the board of trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	73	124

3 Years	234	391

5 Years	409	678

10 Years	916	1,498

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.7% of the average value of its portfolio.

44	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Principal Investment Strategies
The total return the Fund seeks income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•	Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•	Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

PROSPECTUS	March 1, 2011	45

Calamos Total Return Bond Fund

•	U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•	Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.94% (12.31.08)	Worst Quarter:	-2.08% (6.30.08)

46	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION		SINCE
	DATE OF CLASS	ONE YEAR	INCEPTION
Calamos Total Return Bond Fund — Class I	6.27.07

Return Before Taxes		6.19%	7.67%

Return After Taxes on Distributions		4.75%	5.89%

Return After Taxes on Distributions and Sale of Fund Shares		4.13%	5.53%

Calamos Total Return Bond Fund — Class R	6.27.07

Return Before Taxes		5.66%	7.14%

Barclays Capital U.S. Aggregate Bond Index		6.54%	6.78%

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	6 months	EVP

Jeff Scudieri	6 months	SVP, Co-Head of Research and Investments

Jon Vacko	6 months	SVP, Co-Head of Research and Investments

John Hillenbrand	6 months	SVP, Senior Strategy Analyst

Steve Klouda	6 months	SVP, Senior Strategy Analyst

Christopher Hartman	6 months	AVP, Senior Strategy Analyst

Joe Wysocki	6 months	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

PROSPECTUS	March 1, 2011	47

Calamos High Yield Fund

Investment Objective
Calamos High Yield Fund’s primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund’s primary objective.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.75%	0.75%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.21%	0.21%

Total Annual Fund Operating Expenses	0.96%	1.46%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	98	149

3 Years	306	462

5 Years	531	798

10 Years	1,177	1,747

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.6% of the average value of its portfolio.

48	CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry sector, country and currency and focusing on macro-level investment themes.

The Fund may invest in both convertible and non-convertible high yield bonds, and each shall be considered high yield fixed-income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

PROSPECTUS	March 1, 2011	49

Calamos High Yield Fund

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	16.78% (6.30.09)	Worst Quarter:	-17.42% (12.31.08)

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

50	CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION			SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	INCEPTION
Calamos High Yield Fund — Class I	3.1.02

Return Before Taxes		11.04%	6.50%	7.83%

Return After Taxes on Distributions		8.47%	4.03%	5.29%

Return After Taxes on Distributions and Sale of Fund Shares		7.15%	4.15%	5.27%

Calamos High Yield Fund — Class R	3.1.07

Return Before Taxes		10.49%	—	4.77%

Credit Suisse High Yield Index		14.42%	8.40%	9.64%

Investment Adviser
Calamos Advisors LLC

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

PROSPECTUS	March 1, 2011	51

Calamos Market Neutral Income Fund

Investment Objective
Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.69%	0.69%

Distribution and/or Service Fees (12b-1)	0.00%	0.50%

Other Expenses	0.21%	0.21%

Dividend expense on short positions	0.06%	0.06%

Total Annual Fund Operating Expenses	0.96%	1.46%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	98	149

3 Years	306	462

5 Years	531	798

10 Years	1,177	1,747

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.8% of the average value of its portfolio.

52	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Principal Investment Strategies
The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests mainly in convertible securities of U.S. companies without regard to market capitalization and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or certain ETFs that trade like common stocks but seek to replicate such market indexes.

The Fund may invest without limit in high yield fixed-income securities (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•	Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security. covering the call option above the sum of the premium and the exercise price of the call.

•	Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

PROSPECTUS	March 1, 2011	53

Calamos Market Neutral Income Fund

•	Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

 CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	8.12% (6.30.09)	Worst Quarter:	-6.66% (12.31.08)

54	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Average Annual Total Returns as of 12.31.10
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2010 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.10
	INCEPTION				SINCE
	DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION
Calamos Market Neutral Income Fund — Class I	5.10.00

Return Before Taxes		5.21%	3.78%	4.72%	4.94%

Return After Taxes on Distributions		4.90%	2.72%	2.95%	3.06%

Return After Taxes on Distributions and Sale of Fund Shares		3.63%	2.76%	3.07%	3.18%

Calamos Market Neutral Income Fund — Class R	3.1.07

Return Before Taxes		4.80%	—	—	1.97%

Barclays Capital U.S. Government/Credit Bond Index		6.59%	5.56%	5.83%	6.35%

Citigroup 30-Day Treasury Bill Index		0.12%	2.15%	2.12%	2.35%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser
Calamos Advisors LLC

PROSPECTUS	March 1, 2011	55

Calamos Market Neutral Income Fund

PORTFOLIO MANAGER/	PORTFOLIO MANAGER	PRIMARY TITLE
FUND TITLE (IF APPLICABLE)	EXPERIENCE IN THE FUND	WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Co-CIO

Nick P. Calamos (Vice President)	since Fund’s inception	President of Investments, Co-CIO

John P. Calamos Jr.	since Fund’s inception	EVP

Jeff Scudieri	8 years	SVP, Co-Head of Research and Investments

Jon Vacko	8 years	SVP, Co-Head of Research and Investments

John Hillenbrand	8 years	SVP, Senior Strategy Analyst

Steve Klouda	8 years	SVP, Senior Strategy Analyst

Christopher Hartman	3 years	AVP, Senior Strategy Analyst

Joe Wysocki	3 years	AVP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares
For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 57 of the prospectus.

Closed Fund Policies
Effective on the close of business January 28, 2011, the Fund is closed to most new investor purchases unless certain criteria are met, including, among others, purchases through platform level asset allocation models and purchases by direct clients of Calamos Advisors or its affiliates.

56	CALAMOS FAMILY OF FUNDS

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares
Minimum Initial Investment
Class I : $1,000,000
Class R : None

Minimum Additional Investment
Classes I and R : None

To Place Orders
Please contact your intermediary, or place your order directly:
Mail:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201
Phone: 800.582.6959

Transaction Policies
The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any business day by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information
The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS	March 1, 2011	57

Additional Information About Investment Strategies and Related Risks

What are the investment objectives and principal strategies common to the Funds?
As described above, each Fund has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund.

When buying and selling growth-oriented securities, the investment adviser focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the investment adviser focuses on how a company’s stock is valued relative to what the Fund’s investment adviser considers to be the company’s worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

When buying and selling fixed-income securities, the investment adviser’s analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

When buying and selling convertible securities, a Fund typically applies a four-step approach:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of a convertible security, a Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management.

In seeking to meet the Funds’ respective investment objectives, the Funds’ investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund’s objectives.

A Fund’s investment objectives may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.

58	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

Principal Risks of Investing in a Fund
This prospectus describes the risks you may face as an investor in the Calamos Family of Funds. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?
Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds’ investment adviser, Calamos Advisors, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Recent Market Events. Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether Calamos Advisors is able to choose suitable investments for each Fund.

PROSPECTUS	March 1, 2011	59

Additional Information About Investment Strategies and Related Risks

What are the principal risks specific to each Fund?

GLOBAL
						EVOLVING		GROWTH	GROWTH		TOTAL		MARKET
			BLUE	DISCOVERY	INTERNATIONAL	WORLD	GLOBAL	AND	AND		RETURN	HIGH	NEUTRAL
	GROWTH	VALUE	CHIP	GROWTH	GROWTH	GROWTH	EQUITY	INCOME	INCOME	CONVERTIBLE	BOND	YIELD	INCOME
RISKS	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND
Equity Investments Risk	●	●	●	●	●	●	●	●	●	●

Growth Stock Risk	●		●	●	●	●	●	●	●

Value Stock Risk		●	●				●

Mid-Sized Company Risk	●	●	●	●	●	●	●	●	●	●

Small Company Risk		●		●	●	●	●	●	●	●

Securities Lending Risk	●	●	●	●	●	●	●	●	●	●	●	●

Foreign Securities Risk				●	●	●	●		●	●	●

Emerging Markets Risk					●	●	●		●		●

Convertible Securities Risk						●		●	●	●		●	●

Synthetic Convertible Instruments Risk						●		●	●	●		●	●

Rule 144A Securities Risk								●	●	●		●	●

Debt Securities Risk						●		●	●	●	●	●	●

High Yield Fixed-Income Securities (Junk Bond) Risk						●		●	●	●	●	●	●

Short Sale Risk													●

Options Risk													●

Portfolio Turnover Risk											●		●

Fund of Funds Risk

Tax Risk								●	●	●	●	●	●

Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Value Stock Risk. Value stocks involve the risk that they may never reach what Calamos Advisors believes is their full market value, either because the market failed to recognize the stocks’ intrinsic worth or Calamos Advisors misgauged that worth.

60	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value increases as prevailing interest rate levels decline. However, a convertible security’s market value will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security’s conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

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Additional Information About Investment Strategies and Related Risks

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders. Consequently, the issuer’s convertible securities entail less risk than its common stock.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund’s assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if Calamos Advisors has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market movements, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If a Fund were unable to close out an option that it had

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purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact a Fund’s performance. It is possible that a Fund engaging in active and frequent trading may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Portfolio security holdings disclosure
A description of the Funds’ policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the statement of additional information and on the Funds’ website, www.calamos.com.

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Who manages the Funds?
The Funds’ investments are managed by Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, Calamos Advisors provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees (before any reimbursement) under the management agreement during the fiscal year ended October 31, 2010 in the following amounts as a percentage of their average net assets:

FISCAL YEAR
ENDED
FUND	OCTOBER 31, 2010
Growth Fund	0.81%

Value Fund	1.00%

Blue Chip Fund	1.00%

Discovery Growth Fund	1.00%

International Growth Fund	1.17%

Evolving World Growth Fund	1.10%

Global Equity Fund	1.17%

Growth and Income Fund	0.67%

Global Growth and Income Fund	0.97%

Convertible Fund	0.67%

Total Return Bond Fund	0.55%

High Yield Fund	0.75%

Market Neutral Income Fund	0.69%

For International Growth Fund and Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

For International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus 1/12 of 0.30% of the Fund’s average daily net assets during the performance measurement period.

The performance adjustment rate is calculated by comparing each Fund’s NAV per Class I share to the performance of its respective Index over the performance measurement period. The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no

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performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class I shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.

Because the performance adjustment is tied to the Fund’s performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to Calamos Advisors even if the Fund’s shares lose value during the performance measurement period and could decrease that fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund, except Discovery Growth Fund and Total Return Bond Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class I shares and 2.00% for Class R shares, provided that, with respect to International Growth Fund and Global Equity Fund, such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that Calamos Advisors would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.60% for Class I shares and 2.10% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through June 30, 2011 for all Funds.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class I shares and 1.75% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through June 30, 2011.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.65% for Class I shares and 1.15% for Class R shares. For purposes of that agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through June 30, 2011.

On June 9, 2010, the board of trustees unanimously approved the renewal of the management agreement for each Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2010.

Team Approach to Management. Calamos Advisors employs a team approach to portfolio management, led by the Co-CIOs and comprised generally of the Co-CIOs, directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

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John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos Advisors, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John P. Calamos, Sr. and Nick P. Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs and the senior strategy analysts. John Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts. John P. Calamos, Jr., Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and chairman, CEO and Co-CIO of Calamos Advisors and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of the Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos Advisors and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos Advisors, joined the firm in 1985 and has held various senior investment positions since that time. Jeff Scudieri joined Calamos Advisors in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos Advisors in 2000 and has been a senior strategy analyst since July 2002. John Hillenbrand joined Calamos Advisors in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos Advisors in 1994 and has been a senior strategy analyst since July 2002. Christopher Hartman joined Calamos Advisors in February 1997 and has been a senior strategy analyst since May 2007. Joe Wysocki joined Calamos Advisors in October 2003 and has been a senior strategy analyst since February 2007.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Closed Fund Policies
Convertible Fund

Effective as of the close of business on January 28, 2011 (the “Closing Date”), Convertible Fund closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of the Fund or any other fund in the Calamos Family of Funds. Intermediaries may not open new accounts with the Fund or add new investors to existing omnibus accounts. Additional purchases of shares of the Fund will be permitted in the following instances:

(i)	Reinvestment of dividends and capital gain distributions on shares of the Fund.

(ii)	Existing participants in employer-sponsored retirement plans, including employees of Calamos Advisors, and any of its affiliates, that offer the Fund as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

(iii)	Existing and new participants in any mutual fund allocation program currently sponsored by an affiliate of Calamos Advisors, may continue to direct contributions to the Fund through such program.

(iv)	Calamos Advisors may invest in the Fund.

The Fund reserves the right to modify the extent to which sales of shares of the Fund are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases are not expected to have a detrimental effect on the portfolio management of the Fund, or the interests of existing shareholders. The Fund may resume unrestricted sales of its shares at some future date, but it has no present intention to do so. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

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Market Neutral Income Fund

Effective on the close of business January 28, 2011 (the “Closing Date”), Market Neutral Income Fund is closed to new investors. Current investors in the Fund as of the close date may continue to invest in the Fund, as well as reinvest any dividends or capital gains distributions. However, once an account is closed, additional investments in the Fund will not be accepted.

Sales of Fund shares to new investors will generally be discontinued as of close of business on the Closing Date, and financial intermediaries may not open new accounts with the Fund or add new investors to existing omnibus accounts after that time. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you will not be able to make subsequent investments in the Fund. The Fund may resume unrestricted sales of its shares at some future date, but it has no present intention to do so.

Additional purchases of shares of the Fund will be permitted in the following instances:

(i)	Discretionary investment advisers may continue to invest in the Fund through an existing account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders.

(ii)	Under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership.

(iii)	Existing and new participants in employer-sponsored retirement plans, including employees of Calamos Advisors and any of its affiliates, that offer the Fund as an investment option as of the Closing Date may direct contributions to the Fund through their plan, regardless of whether the participant invested in the Fund prior to its closing.

(iv)	New and additional investments made through platform-level asset allocation models within mutual fund wrap and fee-based programs.

(v)	Upon prior approval, employees of Calamos Advisors and its affiliates may open new accounts in the closed Fund; Trustees of the Calamos Funds and directors of Calamos Asset Management, Inc. may also open new accounts in the closed Fund.

(vi)	Direct clients of Calamos Advisors, or any affiliate, may open new accounts in the Fund.

(vii)	In the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers.

The Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund. Notwithstanding the forgoing, the Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

What classes of shares do the Funds offer?
This prospectus offers two classes of shares of each Fund: Class I and Class R shares. Class A, Class B and Class C shares, which have different expense structures, are offered by a separate prospectus. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main difference between Class I and Class R shares lies primarily in their distribution and service fees. Class R shares bear an aggregate distribution and service fee of 0.50% of average net assets, while Class I shares do not bear distribution or service fees.

Class I Shares
The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

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Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The minimum initial investment required to purchase each Fund’s Class I shares is $1 million. There is no minimum subsequent investment requirement. Each Fund may waive the minimum initial investment of $1 million at its sole discretion. The minimum initial investment is waived for current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, step parents, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. It is also waived for clients of Calamos Advisors or an affiliate thereof who acquire shares of a Fund made available through a mutual fund asset allocation program offered by Calamos Advisors or an affiliate thereof. Also, the minimum initial investment for Class I shares may be waived or reduced at the discretion of Calamos Financial Services LLC (“CFS”), the Funds’ distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third party platforms.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares
The offering price for Class R shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. There is no minimum initial investment requirement for Class R shares.

Distribution and service (Rule 12b-1) plan
The Funds have a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class R shares pay a distribution and/or service fee at the annual rate of 0.50% of the average daily net assets of the class. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. For more information about the 12b-1 Plan, please see the Funds’ statement of additional information.

Money market fund
If you wish to exchange your Class I shares of any Fund for shares of a money market fund, you may exchange them for Class I shares of the Fidelity Institutional Money Market-Prime Money Market Portfolio (“Fidelity Prime Money Market Fund Shares”).

Fidelity Prime Money Market Fund Shares are offered by a separate prospectus and are not offered by the Funds. You may at any time exchange your Fidelity Prime Money Market Fund Shares back into shares of the equivalent class of the Calamos Family Of Funds. However, should you redeem (and not exchange) your Fidelity Prime Money Market Fund Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Prime Money Market Fund Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Prime Money Market Fund Shares carefully.

How can I buy shares?
If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.

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The offering price for shares will be based on the NAV per share next computed after receipt by the Funds’ transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

We generally do not sell Fund shares to investors residing outside the U.S., Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

By mail
You may purchase shares of a Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By telephone
Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds’ transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By wire
You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include

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the name of the Fund you are purchasing, your account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137

Further Credit:
(name of Fund to be purchased)
(account registration)
(account number)

Before sending any wire, please advise the transfer agent of your intent to wire funds. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By exchange
You may exchange Class I shares and Class R shares of any Fund for Class I shares and Class R shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge. In addition, you may exchange Class I Fidelity Prime Money Market Fund Shares for Class I shares of any Fund, provided you meet the eligibility requirements for Class I shares. See “Money market fund” above.

Holders of Class A shares issued by Funds in the Calamos Family of Funds may exchange their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in this prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. No sales charges or other charges will apply to any such exchange, including any contingent deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. For federal income tax purposes, a same-Fund exchange will not result in the recognition by the investor of a capital gain or loss. Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider this prospectus before any such exchange.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of a Fund for cash will not be affected.

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How can I sell (redeem) shares?
If you participate in a tax-exempt retirement plan, you may redeem Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.

Once your instruction to sell shares of a Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.

Through your broker-dealer (certain charges may apply)
Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.

By writing to the Funds’ transfer agent
When your shares are held for you by the Funds’ transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.

In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund.

By telephone
Unless telephone redemption was declined on your account application, you may redeem your shares by telephone and have proceeds sent by check to your address of record. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee, or other acceptible form of authentication from a financial institution source, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptible form of authentication from a financial institution source. Please send your request along with a voided check to have proceeds deposited directly into your bank account to U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or

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bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

By wire
Broker-dealers or other sales agents may communicate redemption orders by wire to the Funds’ transfer agent. There is no limit on redemption proceeds sent by wire.

By exchange
You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the Calamos Family of Funds or Fidelity Prime Money Market Fund Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.

Signature guarantees
A signature guarantee is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Funds’ transfer agent within the last 30 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and the Funds’ transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

You can obtain a signature guarantee from domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption-in-kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time
The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the

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redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Small accounts
Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information
Share price
Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures
The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees. Fixed-income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of

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bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Intermediaries
The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

CFS, the Funds’ distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds.

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Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Anti-money laundering compliance
The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions
The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/or increase expenses, thus harming Fund performance.

Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

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Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures
Excessive trading may present risks to the Funds’ long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds’ policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of a Fund. In analyzing whether trading is disruptive, the Funds will consider the purpose of the trades, the effects on the Fund’s portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 51 of the statement of additional information.

The Funds’ policy is against frequent purchases and redemptions of a Fund’s shares that are disruptive to the Fund’s portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

The Funds’ policies and procedures regarding excessive trading may be modified at any time.

Distributions and taxes
Dividends and capital gains distributions
You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Convertible Fund,

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Growth and Income Fund, Market Neutral Income Fund and Global Growth and Income Fund declare and pay dividends from net investment income quarterly; Growth Fund, Blue Chip Fund, Discovery Growth Fund, Value Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund declare dividends annually; High Yield Fund declares and pays dividends from net investment income monthly; and Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

Taxes
You may realize a capital gain or capital loss when you redeem or exchange shares. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes.

A portion of the dividends from net investment income paid by Funds that invest primarily in equity securities may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by a Fund will consist of “qualified dividend income.” The special tax treatment of “qualified dividend income” currently applies only to taxable years beginning on or before December 31, 2012, and it is unclear whether Congress will extend it to later taxable years.

A Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

Other information
Shareholder accounts
Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

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Retirement plans
You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us or your plan administrator.

Prospectuses and shareholder reports
The Funds reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies
Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Abandoned Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Legal Proceedings
Calamos Advisors and its corporate parent, Calamos Asset Management, Inc., among other persons, have been named as defendants in putative class action complaints currently pending in the U.S. District Court for the Northern District of Illinois related to the redemption by two closed-end funds advised by Calamos Advisors (Calamos Convertible Opportunities and Income Fund (“CHI”) and Calamos Convertible & High Income Fund (“CHY”)) of Auction Rate Cumulative Preferred Shares (the “ARPS”) at their liquidation preference. The complaints captioned Rutgers Casualty Insurance Co. v. Calamos, et al., Brown v. Calamos, et al. and Bourrienne v. Calamos, et al. generally allege that the Board of Trustees of CHY in the Rutgers matter, and the Board of Trustees of CHI in the Brown and Bourrienne matters, breached certain fiduciary duties owed to the common shareholders of those respective Funds by approving the redemption of each Fund’s ARPS at their liquidation preference, and by recapitalizing CHI and CHY with debt-based borrowings that were allegedly less advantageous to those funds’ common shareholders. The complaints also allege that Calamos, the corporate parent of Calamos, and in the case of the Brown and Rutgers complaints, the relevant fund itself, aided and abetted the Trustees’ alleged breaches of fiduciary duty and were unjustly enriched as a result. The suits seek indeterminate monetary and punitive damages from the named defendants, as well as injunctive relief. The defendants believe that the complaints are without merit, and intend to defend themselves vigorously against these allegations.

Each Fund believes that the litigation does not have any present material adverse effect on the ability of the Adviser to perform its obligations under its investment advisory contract.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below for Class I and Class R shares. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the fiscal periods ended October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007, October 31, 2007 and March 31, 2006. The report of Deloitte & Touche LLP, along with the Funds’ financial statements and financial highlights, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2010, which is available upon request.

Calamos Growth Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$44.09	$34.88	$75.28	$58.75	$62.06		$52.85

Income from investment operations:
Net investment income (loss)(a)	(0.05)	(0.07)	(0.11)	(0.23)	(0.16)		(0.17)

Net realized and unrealized gain (loss)	9.50	9.28	(32.73)	18.73	(3.15)		11.72

Total from investment operations	9.45	9.21	(32.84)	18.50	(3.31)		11.55

Distributions:

Dividends from net investment income	—	—	—	—	—		—

Dividends from net realized gains	—	—	(7.56)	(1.97)	—		(2.34)

Total distributions	—	—	(7.56)	(1.97)	—		(2.34)

Net asset value, end of period	$53.54	$44.09	$34.88	$75.28	$58.75		$62.06

Ratios and supplemental data:

Total return(b)	21.43%	26.40%	(47.97%)	32.49%	(5.33%)		22.25%

Net assets, end of period (000)	$1,335,967	$652,733	$468,906	$226,225	$140,089		$198,409

Ratio of net expenses to average net assets	1.02%	1.07%	0.96%	0.95%	0.94	%(c)	0.95%

Ratio of gross expenses to average net assets prior to expense reductions	1.02%	1.07%	0.97%	0.96%	0.94	%(c)	0.95%

Ratio of net investment income (loss) to average net assets	(0.11%)	(0.20%)	(0.21%)	(0.36%)	(0.46	%)(c)	(0.30%)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

80	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$40.31	$32.05	$70.16	$53.60

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.27)	(0.25)	(0.35)	(0.36)

Net realized and unrealized gain (loss)	8.67	8.51	(30.20)	16.92

Total from investment operations	8.40	8.26	(30.55)	16.56

Distributions:

Dividends from net investment income	—	—	—	—

Dividends from net realized gains	—	—	(7.56)	—

Total distributions	—	—	(7.56)	—

Net asset value, end of period	$48.71	$40.31	$32.05	$70.16

Ratios and supplemental data:

Total return(b)	20.84%	25.77%	(48.24%)	30.90%

Net assets, end of period (000)	$9,071	$3,872	$780	$404

Ratio of net expenses to average net assets	1.52%	1.56%	1.46%	1.45	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.52%	1.56%	1.47%	1.46	%(c)

Ratio of net investment income (loss) to average net assets	(0.62%)	(0.73%)	(0.71%)	(0.86	%)(c)

PROSPECTUS	March 1, 2011	81

Calamos Value Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$10.74	$9.05	$14.92	$13.81	$13.18		$12.11

Income from investment operations:
Net investment income (loss)	0.03 (a)	0.06 (a)	0.06 (a)	0.04 (a)	0.02	(a)	0.04

Net realized and unrealized gain (loss)	0.48	1.67	(4.91)	1.76	0.61		1.53

Total from investment operations	0.51	1.73	(4.85)	1.80	0.63		1.57

Distributions:

Dividends from net investment income	(0.05)	(0.04)	(0.12)	—	—		—

Dividends from net realized gains	—	—	(0.90)	(0.69)	—		(0.50)

Total distributions	(0.05)	(0.04)	(1.02)	(0.69)	—		(0.50)

Net asset value, end of period	$11.20	$10.74	$9.05	$14.92	$13.81		$13.18

Ratios and supplemental data:

Total return(b)	4.79%	19.23%	(34.64%)	13.60%	4.78%		13.22%

Net assets, end of period (000)	$17,340	$18,396	$17,711	$29,628	$6,951		$4,120

Ratio of net expenses to average net assets	1.35%	1.34%	1.23%	1.21%	1.21	%(c)	1.22%

Ratio of gross expenses to average net assets prior to expense reductions	1.35%	1.34%	1.24%	1.21%	1.21	%(c)	1.22%

Ratio of net investment income (loss) to average net assets	0.28%	0.69%	0.49%	0.30%	0.21	%(c)	0.35%

*	Commencement of operations.

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

82	CALAMOS FAMILY OF FUNDS

Calamos Value Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$10.52	$8.87	$14.66	$13.18

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.02	(0.00)**	(0.02)

Net realized and unrealized gain (loss)	0.46	1.63	(4.82)	1.50

Total from investment operations	0.44	1.65	(4.82)	1.48

Distributions:

Dividends from net investment income	(0.00)**	—	(0.07)	—

Dividends from net realized gains	—	—	(0.90)	—

Total distributions	—	—	(0.97)	—

Net asset value, end of period	$10.96	$10.52	$8.87	$14.66

Ratios and supplemental data:

Total return(b)	4.21%	18.60%	(34.96%)	11.23%

Net assets, end of period (000)	$89	$86	$72	$111

Ratio of net expenses to average net assets	1.85%	1.83%	1.73%	1.71	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.85%	1.84%	1.74%	1.71	%(c)

Ratio of net investment income (loss) to average net assets	(0.23%)	0.18%	(0.01%)	(0.20	%)(c)

PROSPECTUS	March 1, 2011	83

Calamos Blue Chip Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$10.56	$8.97	$14.90	$12.84	$12.19		$10.94

Income from investment operations:
Net investment income (loss)	0.01 (a)	0.07 (a)	0.09 (a)	0.08 (a)	0.04		0.01

Net realized and unrealized gain (loss)	1.46	1.59	(5.06)	2.11	0.61		1.24

Total from investment operations	1.47	1.66	(4.97)	2.19	0.65		1.25

Distributions:

Dividends from net investment income	(0.05)	(0.07)	(0.07)	(0.09)	—		—

Dividends from net realized gains	—	—	(0.89)	(0.04)	—		—

Total distributions	(0.05)	(0.07)	(0.96)	(0.13)	—		—

Net asset value, end of period	$11.98	$10.56	$8.97	$14.90	$12.84		$12.19

Ratios and supplemental data:

Total return(b)	13.97%	18.74%	(35.44%)	17.15%	5.33%		11.43%

Net assets, end of period (000)	$23,441	$21,604	$22,337	$34,783	$19,153		$17,881

Ratio of net expenses to average net assets	1.31%	1.29%	1.20%	1.19%	1.18	%(c)	1.21%

Ratio of gross expenses to average net assets prior to expense reductions	1.31%	1.29%	1.21%	1.20%	1.18	%(c)	1.21%

Ratio of net investment income (loss) to average net assets	0.08%	0.76%	0.74%	0.58%	0.54	%(c)	0.41%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

84	CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$10.47	$8.88	$14.79	$12.80

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.05)	0.02	0.03	0.01

Net realized and unrealized gain (loss)	1.45	1.60	(5.04)	1.98

Total from investment operations	1.40	1.62	(5.01)	1.99

Distributions:

Dividends from net investment income	—	(0.03)	(0.01)	—

Dividends from net realized gains	—	—	(0.89)	—

Total distributions	—	(0.03)	(0.90)	—

Net asset value, end of period	$11.87	$10.47	$8.88	$14.79

Ratios and supplemental data:

Total return(b)	13.37%	18.28%	(35.82%)	15.55%

Net assets, end of period (000)	$99	$88	$106	$116

Ratio of net expenses to average net assets	1.81%	1.79%	1.70%	1.69	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.81%	1.80%	1.71%	1.70	%(c)

Ratio of net investment income (loss) to average net assets	(0.43%)	0.28%	0.24%	0.08	%(c)

PROSPECTUS	March 1, 2011	85

Calamos Discovery Growth Fund
 FINANCIAL HIGHLIGHTS

	CLASS I		CLASS R
	June 1,		June 1,
	2010*		2010*
	through		through
	October 31,		October 31,

	2010

Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income (loss)(a)	(0.03)		(0.05)

Net realized and unrealized gain (loss)	1.68		1.68

Total from investment operations	1.65		1.63

Distributions:

Dividends from net investment income	—		—

Dividends from net realized gains	—		—

Net asset value, end of period	$11.65		$11.63

Ratios and supplemental data:

Total return(b)	16.50%		16.30%

Net assets, end of period (000)	$2,540		$1,163

Ratio of net expenses to average net assets	1.25	%(c)	1.75	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	2.40	%(c)	2.91	%(c)

Ratio of net investment income (loss) to average net assets	(0.74	%)(c)	(1.24	%)(c)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

86	CALAMOS FAMILY OF FUNDS

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PROSPECTUS	March 1, 2011	87

Calamos International Growth Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$12.72	$8.93	$19.22	$13.37	$13.11		$9.76

Income from investment operations:
Net investment income (loss)	0.01 (a)	0.05 (a)	0.08 (a)	0.07	0.05		0.09

Net realized and unrealized gain (loss)	2.87	3.74	(9.65)	5.90	0.21		3.33

Total from investment operations	2.88	3.79	(9.57)	5.97	0.26		3.42

Distributions:

Dividends from net investment income	(0.03)	—	(0.11)	(0.08)	—		(0.07)

Dividends from net realized gains	—	—	(0.61)	(0.04)	—		—

Total distributions	(0.03)	—	(0.72)	(0.12)	—		(0.07)

Net asset value, end of period	$15.57	$12.72	$8.93	$19.22	$13.37		$13.11

Ratios and supplemental data:

Total return(b)	22.66%	42.44%	(51.56%)	45.01%	1.98%		35.13%

Net assets, end of period (000)	$96,003	$42,392	$78,423	$157,986	$59,108		$52,011

Ratio of net expenses to average net assets	1.42%	1.35%	1.23%	1.24%	1.27	%(c)	1.37%

Ratio of gross expenses to average net assets prior to expense reductions	1.42%	1.36%	1.23%	1.24%	1.28	%(c)	1.37%

Ratio of net investment income (loss) to average net assets	0.06%	0.51%	0.50%	0.65%	0.74	%(c)	1.05%

*	Commencement of operations.

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

88	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

	CLASS R
							March 1,
							2007*
							through
	Year Ended October 31,						October 31,

	2010		2009		2008		2007

Net asset value, beginning of period	$12.58		$8.88		$19.13		$14.19

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(a)	0.00	(a)**	0.00	(a)**	0.02

Net realized and unrealized gain (loss)	2.84		3.70		(9.59)		4.92

Total from investment operations	2.77		3.70		(9.59)		4.94

Distributions:

Dividends from net investment income	—		—		(0.05)		—

Dividends from net realized gains	—		—		(0.61)		—

Total distributions	—		—		(0.66)		—

Net asset value, end of period	$15.35		$12.58		$8.88		$19.13

Ratios and supplemental data:

Total return(b)	22.02%		41.67%		(51.78%)		34.81%

Net assets, end of period (000)	$1,163		$598		$83		$135

Ratio of net expenses to average net assets	1.92%		1.89%		1.73%		1.74	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.92%		1.89%		1.73%		1.74	%(c)

Ratio of net investment income (loss) to average net assets	(0.49%)		0.02%		0.00%		0.15	%(c)

PROSPECTUS	March 1, 2011	89

Calamos Evolving World Growth Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I				CLASS R
			August 15,				August 15,
			2008*				2008*
			through				through
	Year Ended October 31,		October 31,		Year Ended October 31,		October 31,

	2010	2009	2008		2010	2009	2008

Net asset value, beginning of period	$10.32	$7.33	$10.00		$10.28	$7.33	$10.00

Income from investment operations:
Net investment income (loss)(a)	0.10	0.15	0.02		0.04	0.11	0.01

Net realized and unrealized gain (loss)	2.12	2.91	(2.69)		2.11	2.89	(2.68)

Total from investment operations	2.22	3.06	(2.67)		2.15	3.00	(2.67)

Distributions:

Dividends from net investment income	(0.08)	(0.07)	—		(0.04)	(0.05)	—

Dividends from net realized gains	—	—	—		—	—	—

Total distributions	(0.08)	(0.07)	—		(0.04)	(0.05)	—

Net asset value, end of period	$12.46	$10.32	$7.33		$12.39	$10.28	$7.33

Ratios and supplemental data:

Total return(b)	21.68%	42.14%	(26.70%)		20.99%	41.32%	(26.70%)

Net assets, end of period (000)	$52,875	$24,132	$15,404		$1,252	$1,040	$732

Ratio of net expenses to average net assets	1.43%	1.49%	1.43	%(c)	1.93%	1.99%	1.93	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.43%	1.97%	2.76	%(c)	1.93%	2.49%	3.26	%(c)

Ratio of net investment income (loss) to average net assets	0.92%	1.86%	0.96	%(c)	0.38%	1.37%	0.46	%(c)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

90	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I					CLASS R
				March 1,					March 1,
				2007*					2007*
				through					through
	Year Ended October 31,			October 31,		Year Ended October 31,			October 31,

	2010	2009	2008	2007		2010	2009	2008	2007

Net asset value, beginning of period	$9.13	$7.19	$13.46	$10.00		$9.07	$7.13	$13.41	$10.00

Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.01)	(0.03)	(0.00	)**	(0.10)	(0.05)	(0.08)	(0.04)

Net realized and unrealized gain (loss)	2.22	2.34	(6.24)	3.46		2.22	2.32	(6.20)	3.45

Total from investment operations	2.18	2.33	(6.27)	3.46		2.12	2.27	(6.28)	3.41

Distributions:

Dividends from net investment income	—	(0.38)	—	—		—	(0.32)	—	—

Dividends from net realized gains	—	—	—	—		—	—	—	—

Return of capital	—	(0.01)	—	—		—	(0.01)	—	—

Total distributions	—	(0.39)	—	—		—	(0.33)	—	—

Net asset value, end of period	$11.31	$9.13	$7.19	$13.46		$11.19	$9.07	$7.13	$13.41

Ratios and supplemental data:

Total return(b)	23.88%	34.70%	(46.58%)	34.60%		23.37%	33.92%	(46.83%)	34.10%

Net assets, end of period (000)	$11,996	$4,724	$3,436	$5,714		$1,223	$962	$713	$1,341

Ratio of net expenses to average net assets	1.63%	1.70%	1.57%	1.50	%(c)	2.13%	2.20%	2.07%	2.00	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.63%	1.81%	1.57%	1.67	%(c)	2.13%	2.31%	2.07%	2.17	%(c)

Ratio of net investment income (loss) to average net assets	(0.39%)	(0.18%)	(0.27%)	(0.05	%)(c)	(0.96%)	(0.68%)	(0.77%)	(0.55	%)(c)

*	Commencement of operations.

**	Amounts are less than $0.005.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

PROSPECTUS	March 1, 2011	91

Calamos Growth and Income Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$26.89	$20.69	$35.13	$32.11	$32.06		$28.90

Income from investment operations:
Net investment income (loss)	0.70 (a)	0.68 (a)	0.42 (a)	0.46	0.32		0.51

Net realized and unrealized gain (loss)	2.64	6.01	(11.82)	4.88	0.24		4.08

Total from investment operations	3.34	6.69	(11.40)	5.34	0.56		4.59

Distributions:

Dividends from net investment income	(0.75)	(0.49)	(0.58)	(0.58)	(0.51)		(0.67)

Dividends from net realized gains	—	—	(2.46)	(1.74)	—		(0.76)

Total distributions	(0.75)	(0.49)	(3.04)	(2.32)	(0.51)		(1.43)

Net asset value, end of period	$29.48	$26.89	$20.69	$35.13	$32.11		$32.06

Ratios and supplemental data:

Total return(b)	12.61%	32.75%	(35.14%)	17.70%	1.78%		16.33%

Net assets, end of period (000)	$683,473	$352,451	$140,308	$173,650	$153,049		$142,702

Ratio of net expenses to average net assets	0.84%	0.87%	0.81%	0.81%	0.80	%(c)	0.81%

Ratio of gross expenses to average net assets prior to expense reductions	0.84%	0.87%	0.82%	0.81%	0.80	%(c)	0.81%

Ratio of net investment income (loss) to average net assets	2.51%	2.92%	1.51%	1.41%	1.60	%(c)	1.56%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

92	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$27.39	$21.08	$35.80	$31.32

Income (loss) from investment operations:
Net investment income (loss)	0.57 (a)	0.56 (a)	0.28 (a)	0.20

Net realized and unrealized gain (loss)	2.69	6.14	(12.05)	4.57

Total from investment operations	3.26	6.70	(11.77)	4.77

Distributions:

Dividends from net investment income	(0.63)	(0.39)	(0.49)	(0.29)

Dividends from net realized gains	—	—	(2.46)	—

Total distributions	(0.63)	(0.39)	(2.95)	(0.29)

Net asset value, end of period	$30.02	$27.39	$21.08	$35.80

Ratios and supplemental data:

Total return(b)	12.05%	32.11%	(35.49%)	15.32%

Net assets, end of period (000)	$10,285	$2,636	$690	$115

Ratio of net expenses to average net assets	1.34%	1.36%	1.31%	1.31	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.34%	1.37%	1.32%	1.31	%(c)

Ratio of net investment income (loss) to average net assets	2.00%	2.35%	1.01%	0.91	%(c)

PROSPECTUS	March 1, 2011	93

Calamos Global Growth and Income Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$9.33	$7.43	$12.94	$10.57	$10.23		$8.30

Income from investment operations:
Net investment income (loss)(a)	0.19	0.23	0.14	0.10	0.05		0.15

Net realized and unrealized gain (loss)	1.00	1.90	(4.93)	2.61	0.40		2.19

Total from investment operations	1.19	2.13	(4.79)	2.71	0.45		2.34

Distributions:

Dividends from net investment income	(0.04)	(0.23)	—	—	(0.11)		(0.25)

Dividends from net realized gains	—	—	(0.72)	(0.34)	—		(0.16)

Return of capital	(0.16)	—	—	—	—		—

Total distributions	(0.20)	(0.23)	(0.72)	(0.34)	(0.11)		(0.41)

Net asset value, end of period	$10.32	$9.33	$7.43	$12.94	$10.57		$10.23

Ratios and supplemental data:

Total return(b)	12.92%	29.62%	(38.97%)	26.38%	4.43%		28.56%

Net assets, end of period (000)	$763,531	$227,445	$145,751	$225,092	$37,758		$28,532

Ratio of net expenses to average net assets	1.11%	1.18%	1.11%	1.13%	1.16	%(c)	1.19%

Ratio of gross expenses to average net assets prior to expense reductions	1.11%	1.18%	1.11%	1.13%	1.17	%(c)	1.19%

Ratio of net investment income (loss) to average net assets	1.97%	2.82%	1.37%	0.86%	0.92	%(c)	1.54%

*	Commencement of operations..

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

94	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$9.16	$7.32	$12.81	$10.63

Income (loss) from investment operations:
Net investment income (loss)(a)	0.14	0.19	0.09	0.03

Net realized and unrealized gain (loss)	0.97	1.87	(4.86)	2.15

Total from investment operations	1.11	2.06	(4.77)	2.18

Distributions:

Dividends from net investment income	(0.04)	(0.22)	—	—

Dividends from net realized gains	—	—	(0.72)	—

Return of capital	(0.14)	—	—	—

Total distributions	(0.18)	(0.22)	(0.72)	—

Net asset value, end of period	$10.09	$9.16	$7.32	$12.81

Ratios and supplemental data:

Total return(b)	12.26%	29.06%	(39.23%)	20.51%

Net assets, end of period (000)	$1,302	$377	$209	$121

Ratio of net expenses to average net assets	1.61%	1.69%	1.61%	1.63	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.61%	1.69%	1.61%	1.63	%(c)

Ratio of net investment income (loss) to average net assets	1.43%	2.41%	0.87%	0.36	%(c)

PROSPECTUS	March 1, 2011	95

Calamos Convertible Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$17.27	$13.35	$19.62	$18.98	$19.01		$19.55

Income from investment operations:
Net investment income (loss)	0.53 (a)	0.56 (a)	0.43 (a)	0.44 (a)	0.22	(a)	0.35

Net realized and unrealized gain (loss)	1.38	3.92	(6.15)	2.20	0.30		1.72

Total from investment operations	1.91	4.48	(5.72)	2.64	0.52		2.07

Distributions:

Dividends from net investment income	(0.74)	(0.53)	(0.49)	(0.91)	(0.55)		(0.99)

Dividends from net realized gains	—	(0.03)	(0.06)	(1.09)	—		(1.62)

Total distributions	(0.74)	(0.56)	(0.55)	(2.00)	(0.55)		(2.61)

Net asset value, end of period	$18.44	$17.27	$13.35	$19.62	$18.98		$19.01

Ratios and supplemental data:

Total return(b)	11.32%	34.30%	(29.95%)	15.11%	2.83%		11.31%

Net assets, end of period (000)	$883,151	$424,287	$15,152	$17,781	$21,126		$26,304

Ratio of net expenses to average net assets	0.82%	0.85%	0.89%	0.88%	0.87	%(c)	0.87%

Ratio of gross expenses to average net assets prior to expense reductions	0.82%	0.85%	0.90%	0.88%	0.87	%(c)	0.87%

Ratio of net investment income (loss) to average net assets	2.97%	3.56%	2.47%	2.36%	2.03	%(c)	2.10%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

96	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$18.28	$14.11	$20.75	$19.04

Income (loss) from investment operations:
Net investment income (loss)(a)	0.45	0.51	0.37	0.24

Net realized and unrealized gain (loss)	1.48	4.15	(6.49)	2.03

Total from investment operations	1.93	4.66	(6.12)	2.27

Distributions:

Dividends from net investment income	(0.66)	(0.46)	(0.46)	(0.56)

Dividends from net realized gains	—	(0.03)	(0.06)	—

Total distributions	(0.66)	(0.49)	(0.52)	(0.56)

Net asset value, end of period	$19.55	$18.28	$14.11	$20.75

Ratios and supplemental data:

Total return(b)	10.78%	33.68%	(30.19%)	12.08%

Net assets, end of period (000)	$2,878	$705	$78	$112

Ratio of net expenses to average net assets	1.32%	1.35%	1.39%	1.38	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.32%	1.36%	1.40%	1.38	%(c)

Ratio of net investment income (loss) to average net assets	2.39%	3.06%	1.97%	1.86	%(c)

PROSPECTUS	March 1, 2011	97

Calamos Total Return Bond Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I					CLASS R
				June 27,					June 27,
				2007*					2007*
				through					through
	Year Ended October 31,			October 31,		Year Ended October 31,			October 31,

	2010	2009	2008	2007		2010	2009	2008	2007

Net asset value, beginning of period	$11.06	$9.82	$10.24	$10.00		$11.06	$9.82	$10.25	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.34 (a)	0.38 (a)	0.36 (a)	0.16		0.28 (a)	0.33 (a)	0.31 (a)	0.14

Net realized and unrealized gain (loss)	0.43	1.30	(0.35)	0.24		0.45	1.30	(0.36)	0.25

Total from investment operations	0.77	1.68	0.01	0.40		0.73	1.63	(0.05)	0.39

Distributions:

Dividends from net investment income	(0.61)	(0.44)	(0.43)	(0.16)		(0.56)	(0.39)	(0.38)	(0.14)

Dividends from net realized gains	—	—	—	—		—	—	—	—

Total distributions	(0.61)	(0.44)	(0.43)	(0.16)		(0.56)	(0.39)	(0.38)	(0.14)

Net asset value, end of period	$11.22	$11.06	$9.82	$10.24		$11.23	$11.06	$9.82	$10.25

Ratios and supplemental data:

Total return(b)	7.30%	17.39%	0.02%	4.06%		6.86%	16.81%	(0.58%)	3.91%

Net assets, end of period (000)	$46,625	$41,689	$34,049	$33,698		$1,389	$1,283	$1,033	$1,039

Ratio of net expenses to average net assets	0.65%	0.63%	0.58%	0.65	%(c)	1.15%	1.13%	1.08%	1.15	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	0.73%	0.75%	0.88%	1.41	%(c)	1.23%	1.25%	1.38%	1.91	%(c)

Ratio of net investment income (loss) to average net assets	3.07%	3.59%	3.49%	4.36	%(c)	2.59%	3.09%	2.99%	3.86	%(c)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

98	CALAMOS FAMILY OF FUNDS

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PROSPECTUS	March 1, 2011	99

Calamos High Yield Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$9.52	$7.12	$10.96	$10.71	$10.84		$10.75

Income from investment operations:
Net investment income (loss)	0.65 (a)	0.63 (a)	0.57 (a)	0.60	0.33		0.64

Net realized and unrealized gain (loss)	0.58	2.28	(3.42)	0.38	0.02		0.33

Total from investment operations	1.23	2.91	(2.85)	0.98	0.35		0.97

Distributions:

Dividends from net investment income	(0.78)	(0.51)	(0.76)	(0.67)	(0.48)		(0.75)

Dividends from net realized gains	—	—	(0.23)	(0.06)	—		(0.13)

Total distributions	(0.78)	(0.51)	(0.99)	(0.73)	(0.48)		(0.88)

Net asset value, end of period	$9.97	$9.52	$7.12	$10.96	$10.71		$10.84

Ratios and supplemental data:

Total return(b)	13.58%	42.41%	(28.31%)	9.43%	3.50%		9.39%

Net assets, end of period (000)	$44,574	$19,286	$8,010	$9,109	$2,455		$1,947

Ratio of net expenses to average net assets	0.96%	0.97%	0.96%	0.94%	0.92	%(c)	0.94%

Ratio of gross expenses to average net assets prior to expense reductions	0.96%	0.97%	0.96%	0.95%	0.92	%(c)	0.94%

Ratio of net investment income (loss) to average net assets	6.76%	7.61%	5.94%	5.64%	5.75	%(c)	5.95%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

100	CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$9.52	$7.11	$10.95	$10.84

Income (loss) from investment operations:
Net investment income (loss)	0.60 (a)	0.59 (a)	0.53 (a)	0.37

Net realized and unrealized gain (loss)	0.57	2.29	(3.43)	0.13

Total from investment operations	1.17	2.88	(2.90)	0.50

Distributions:

Dividends from net investment income	(0.73)	(0.47)	(0.71)	(0.39)

Dividends from net realized gains	—	—	(0.23)	—

Total distributions	(0.73)	(0.47)	(0.94)	(0.39)

Net asset value, end of period	$9.96	$9.52	$7.11	$10.95

Ratios and supplemental data:

Total return(b)	12.88%	41.93%	(28.71%)	4.69%

Net assets, end of period (000)	$248	$122	$75	$105

Ratio of net expenses to average net assets	1.46%	1.48%	1.46%	1.44	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.46%	1.48%	1.46%	1.45	%(c)

Ratio of net investment income (loss) to average net assets	6.28%	7.31%	5.44%	5.14	%(c)

PROSPECTUS	March 1, 2011	101

Calamos Market Neutral Income Fund
 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
					April 1,
					2006
					through		Year Ended
	Year Ended October 31,				October 31,		March 31,

	2010	2009	2008	2007	2006		2006

Net asset value, beginning of period	$11.25	$10.88	$13.21	$12.67	$12.57		$12.92

Income from investment operations:
Net investment income (loss)(a)	0.25	0.32	0.32	0.50	0.31		0.57

Net realized and unrealized gain (loss)	0.46	0.89	(2.11)	0.51	0.14		0.10

Total from investment operations	0.71	1.21	(1.79)	1.01	0.45		0.67

Distributions:

Dividends from net investment income	(0.16)	(0.55)	(0.54)	(0.47)	(0.35)		(1.02)

Dividends from net realized gains	—	(0.29)	—	—	—		—

Total distributions	(0.16)	(0.84)	(0.54)	(0.47)	(0.35)		(1.02)

Net asset value, end of period	$11.80	$11.25	$10.88	$13.21	$12.67		$12.57

Ratios and supplemental data:

Total return(b)	6.33%	12.07%	(14.03%)	8.12%	3.62%		5.56%

Net assets, end of period (000)	$521,364	$183,133	$102,745	$24,954	$14,450		$7,830

Ratio of net expenses to average net assets	0.96%	0.94%	0.87%	0.93%	1.00	%(c)	1.32%

Ratio of gross expenses to average net assets prior to expense reductions	0.96%	0.95%	0.88%	0.94%	1.00	%(c)	1.32%

Ratio of net investment income (loss) to average net assets	2.22%	2.99%	2.65%	3.88%	4.28	%(c)	4.59%

Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	0.89%	0.90%	0.83%	0.85%	0.90	%(c)	0.89%

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

102	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS R
				March 1,
				2007*
				through
	Year Ended October 31,			October 31,

	2010	2009	2008	2007

Net asset value, beginning of period	$11.33	$10.96	$13.31	$12.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.25	0.27	0.30

Net realized and unrealized gain (loss)	0.46	0.91	(2.14)	0.40

Total from investment operations	0.66	1.16	(1.87)	0.70

Distributions:

Dividends from net investment income	(0.11)	(0.50)	(0.48)	(0.23)

Dividends from net realized gains	—	(0.29)	—	—

Total distributions	(0.11)	(0.79)	(0.48)	(0.23)

Net asset value, end of period	$11.88	$11.33	$10.96	$13.31

Ratios and supplemental data:

Total return(b)	5.84%	11.46%	(14.48%)	5.47%

Net assets, end of period (000)	$2,351	$1,034	$162	$105

Ratio of net expenses to average net assets	1.46%	1.44%	1.37%	1.43	%(c)

Ratio of gross expenses to average net assets prior to expense reductions	1.46%	1.44%	1.38%	1.44	%(c)

Ratio of net investment income (loss) to average net assets	1.72%	2.36%	2.15%	3.38	%(c)

Ratio of net expenses, excluding dividend and interest expense on short positions, to average net assets	1.39%	1.40%	1.33%	1.35	%(c)

PROSPECTUS	March 1, 2011	103

If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds' investments will be available in the Funds' semiannual and annual reports to shareholders. The semiannual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance for the six months ended April 30, 2011. The annual report will contain a similar discussion for the one-year period ended October 31, 2011.

The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request by calling 800.582.6959 or by visiting the Funds' website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

You can review the Funds' reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission's Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission
Washington, D.C. 20549-0102
Telephone: 202.942.8090
E-mail: publicinfo@sec.gov

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEB-SITE
www.calamos.com

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
K&L Gates LLP
Chicago, IL

CALAMOS®

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2010 Calamos Holdings LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Holdings LLC.

MFIRPRO 1161 2011

STATEMENT OF ADDITIONAL INFORMATION	March 1, 2011

CALAMOS (R) FAMILY OF FUNDS

Fund	Class A	Class B	Class C	Class I	Class R
Calamos Growth Fund	CVGRX	CVGBX	CVGCX	CGRIX	CGRRX
Calamos Value Fund	CVAAX	CVABX	CVACX	CVAIX	CVARX
Calamos Blue Chip Fund	CBCAX	CBCBX	CBXCX	CBCIX	CBCRX
Calamos Discovery Growth Fund	CADGX	CBDGX	CCDGX	CIDGX	CRDGX
Calamos International Growth Fund	CIGRX	CIGBX	CIGCX	CIGIX	CIGFX
Calamos Evolving World Growth Fund	CNWGX	CNWZX	CNWDX	CNWIX	CNWRX
Calamos Global Equity Fund	CAGEX	CBGEX	CCGEX	CIGEX	CRGEX
Calamos Growth and Income Fund	CVTRX	CVTYX	CVTCX	CGCIX	CVLRX
Calamos Global Growth and Income Fund	CVLOX	CVLDX	CVLCX	CGCIX	CVLRX
Calamos Convertible Fund	CCVIX	CALBX	CCVCX	CICVX	CCVRX
Calamos Total Return Bond Fund	CTRAX	CTXBX	CTRCX	CTRIX	CTRRX
Calamos High Yield Fund	CHYDX	CAHBX	CCHYX	CIHYX	CHYRX
Calamos Market Neutral Income Fund	CVSIX	CAMNX	CVSCX	CMNIX	CVSRX
2020 Calamos Court
Naperville, Illinois 60563
800.582.6959
     This Statement of Additional Information relates to CALAMOS(R) Growth Fund, CALAMOS(R) Value Fund, CALAMOS(R) Blue Chip Fund, CALAMOS(R) International Growth Fund, CALAMOS(R) Global Equity Fund, CALAMOS(R) Evolving World Growth Fund, CALAMOS(R) Growth and Income Fund, CALAMOS(R) Global Growth and Income Fund, CALAMOS(R) Convertible Fund, CALAMOS(R) Total Return Bond Fund, CALAMOS(R) High Yield Fund, CALAMOS(R) Market Neutral Income Fund and CALAMOS(R) Discovery Growth Fund (the “Funds”), each of which is a series of Calamos Investment Trust (the “Trust”). It is not a prospectus, but provides information that should be read in conjunction with the CALAMOS(R) Family of Funds prospectus, dated March 1, 2011 and any supplements thereto, which are incorporated herein by reference. The Funds’ financial statements and financial highlights for the fiscal year ended October 31, 2010, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. The prospectus and the annual and semi-annual reports of the Funds may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.
MFSAI 1160 03/11

THE TRUST AND THE FUNDS
     The Trust was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. Market Neutral Income Fund was named “Market Neutral Fund” prior to December 30, 2005 and “Strategic Income Fund” prior to July 30, 1999. Prior to April 1, 2003, Global Growth and Income Fund was named “Global Convertible Fund” and Growth and Income Fund was named “Convertible Growth and Income Fund.” Prior to December 1, 2003, Value Fund was named “Mid Cap Value Fund.”
     Prior to June 25, 2008, Calamos Evolving World Growth Fund was known as Calamos Emerging Economies Growth Fund.
INVESTMENT OBJECTIVES
     Each Fund’s investment objectives are shown below:
     GROWTH FUND seeks long-term capital growth.
     VALUE FUND seeks long-term capital growth.
     BLUE CHIP FUND seeks long-term capital growth. Under normal circumstances, Blue Chip Fund will invest at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies.
     INTERNATIONAL GROWTH FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities.
     EVOLVING WORLD GROWTH FUND seeks long-term capital growth.
     GLOBAL EQUITY FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in equity securities.
     GROWTH AND INCOME FUND seeks high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.
     GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities.
     CONVERTIBLE FUND seeks current income with growth as its secondary objective. Under normal circumstances, Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.
     TOTAL RETURN BOND FUND seeks total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to such fixed-income instruments.
     HIGH YIELD FUND seeks the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain where consistent with its primary objective. Under normal circumstances, High Yield Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).

     MARKET NEUTRAL INCOME FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employment of short selling to enhance income and hedge against market risk.
     DISCOVERY GROWTH FUND seeks long-term capital growth.

     The investment objectives of each Fund may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Blue Chip Fund, High Yield Fund Convertible Fund, Global Equity Fund and Total Return Bond Fund will notify shareholders at least 60 days prior to any change in its 80% policy.
INVESTMENT PRACTICES
     The prospectus contains information concerning each Fund’s investment objectives and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Funds and their associated risks.
     In pursuing its investment objectives, each Fund will invest as described below and in the Funds’ prospectus. The table below indicates whether each Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

EVOLVING
			BLUE		WORLD
INVESTMENTS AND INVESTMENT-	GROWTH	VALUE	CHIP	INTERNATIONAL	GROWTH
RELATED PRACTICES	FUND	FUND	FUND	GROWTH FUND	FUND
Equity Securities	P	P	P	P	P
Convertible Securities	N	N	N	N	P
Synthetic Convertible Instruments	N	N	N	N	P
Debt Securities (including High Yield Fixed-Income Securities)	N	N	N	N	P
U.S. Government Obligations	N	N	N	N	N
Stripped Securities	N	N	N	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	N
Loan Participations and Assignments	N	N	N	N	N
Inflation-indexed Bonds	N	N	N	N	N
Municipal Bonds	N	N	N	N	N
Rule 144A Securities	N	N	N	N	N
Foreign Securities	N	N	N	P	P
Currency Exchange Transactions	N	N	N	N	N
Synthetic Foreign Market Positions	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N
Structured Products	N	N	N	N	N
Lending of Portfolio Securities	N	N	N	N	N
Repurchase Agreements	N	N	N	N	N
Options on Securities, Indexes and Currencies*	N	N	N	N	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	N
Warrants*	N	N	N	N	N
Portfolio Turnover	N	N	N	N	N
Short Sales	N	N	N	N	N
“When-Issued” Securities	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N
Illiquid Securities	N	N	N	N	N
Temporary Investments	N	N	N	N	N

GLOBAL
		GROWTH	GROWTH		TOTAL		MARKET
	GLOBAL	AND	AND		RETURN	HIGH	NEUTRAL	DISCOVERY
INVESTMENTS AND INVESTMENT-	EQUITY	INCOME	INCOME	CONVERTIBLE	BOND	YIELD	INCOME	GROWTH
RELATED PRACTICES	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND
Equity Securities	P	P	P	P	N	N	N	P
Convertible Securities	N	P	P	P	N	P	P	N
Synthetic Convertible Instruments	N	P	P	P	N	P	P	N
Debt Securities (including High Yield Fixed-Income Securities)	N	P	P	P	P	P	P	N
U.S. Government Obligations	N	N	N	N	P	N	N	N
Stripped Securities	N	N	N	N	P	N	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	P	N	N	N
Loan Participations and Assignments	N	N	N	N	P	N	N	N
Inflation-indexed Bonds	N	N	N	N	P	N	N	N
Municipal Bonds	N	N	N	N	P	N	N	N
Rule 144A Securities	N	P	P	P	N	P	P	N
Foreign Securities	P	N	P	P	P	N	N	N
Currency Exchange Transactions	N	N	N	N	P	N	N	N
Synthetic Foreign Market Positions	N	N	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N	N	N
Structured Products	N	N	N	N	P	N	N	N
Lending of Portfolio Securities	N	N	N	N	N	N	N	N
Repurchase Agreements	N	N	N	N	P	N	N	N
Options on Securities, Indexes and Currencies*	N	N	N	N	P	N	P	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	P	N	N	N
Warrants*	N	N	N	N	N	N	N	N
Portfolio Turnover	N	N	N	N	N	N	P	N
Short Sales	N	N	N	N	N	N	P	N
“When-Issued” Securities	N	N	N	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N	N	N
Temporary Investments	N	N	N	N	N	N	N	N

*	Not including those acquired in connection with investments in synthetic convertible instruments.
EQUITY SECURITIES
     Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, a Fund participates in the financial success or failure of any company in which it has an equity interest.
     Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.
CONVERTIBLE SECURITIES
     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the security were a non-convertible obligation.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. A convertible security’s value viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.
     If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE INSTRUMENTS
     A Fund may establish a “synthetic” convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
     More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote a Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. Convertible Fund’s holdings of synthetic convertible instruments are considered convertible securities for purposes of the Fund’s policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.
     A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed-income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.
     A Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.
DEBT SECURITIES (INCLUDING HIGH YIELD FIXED-INCOME SECURITIES)
     In pursuing its investment objectives, a Fund may invest in convertible and non-convertible debt securities, including high yield fixed-income securities (i.e., securities rated BB or lower by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”), or Ba or lower by Moody’s Investor Services, Inc. (“Moody’s”)) and securities that are not rated but are considered by Calamos Advisors LLC (“Calamos Advisors”), the Funds’ investment adviser, to be of similar quality. There are no restrictions as to the ratings of debt securities that may be acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities in a particular rating category, except that Total Return Bond Fund may not invest more than 25% of its net assets in high yield fixed-income securities, and no Fund other than High Yield Fund may acquire a security rated below C.
     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. High yield fixed-income securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Achievement by a Fund of its investment objectives will be more dependent on Calamos Advisors’ credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Calamos Advisors employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.
     Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.
U.S. GOVERNMENT OBLIGATIONS
     U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S.
     Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality. Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.
     The U.S. Treasury has historically had the authority to purchase obligations of FNMA and FHLMC. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend FNMA and FHLMC emergency funds and to purchase their stock. In September 2008, those capital concerns lead the U.S. Treasury and the FHFA to announce that FNMA and FHLMC had been placed in conservatorship.
     Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The Federal Housing Finance Authority (“FHFA”) and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at FNMA and FHLMC through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that FNMA and FHLMC will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.
     In addition, the problems faced by FNMA and FHLMC resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down FNMA and FHLMC by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC are also the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of FNMA and FHLMC is in serious question as the U.S. Government considers multiple options.
     A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.
STRIPPED SECURITIES
     Stripped securities include Treasury receipts, securities of government-sponsored enterprises (“GSEs”), stripped mortgage-backed securities (“SMBS”), and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities purchased are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The Funds will not purchase stripped securities that are subject to prepayment or extension risk. SMBS are usually structure with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.
     Stripped securities may also include participations in trusts that hold U.S. Treasury securities such as Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
     A Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, SMBSs and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.
     The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages accelerate the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
     One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal- only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.
     Total Return Bond Fund may invest up to 5% of its total assets in any combination of mortgage-related and other asset-backed IO and PO securities. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A Fund may invest in other asset-backed securities that have been offered to investors.
LOAN PARTICIPATIONS AND ASSIGNMENTS
     A Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

INFLATION-INDEXED BONDS
     Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
MUNICIPAL BONDS
     Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which a Fund may invest include municipal lease obligations. A Fund may also invest in securities issued by entities whose underlying assets are municipal bonds. Total Return Bond Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. Since February 2008, a significant number of auction rate municipal bonds have failed to attract buyers, resulting in “failed auctions” and a resetting of the periodic rates to rates in excess of that which would otherwise prevail in the short-term market. The auction failures have affected municipal issuers throughout the nation. Failed auctions generally do not reflect the credit strength of individual issuers, but reflect concerns relating to bond insurers that have insured these auction rate bonds as well as changes in the operation of the auction rate market itself. As an outcome of these failed auctions, governmental issuers have experienced significantly higher service costs on auction rate bonds, and bondholders may experience significantly less liquidity than has been anticipated.
RULE 144A SECURITIES
     A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Calamos Advisors, under the supervision of the Trust’s board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to a Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund) of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES
     Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund may invest all of their net assets, Total Return Bond Fund may invest up to 35% of its net assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.
     To the extent positions in portfolio securities are denominated in foreign currencies, a Fund’s investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under “Currency Exchange Transactions.”)
     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.
     Although each Fund that invests in foreign securities intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.
     Each Fund that invests in foreign securities, other than Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund, expects that substantially all of its foreign investments will be in developed nations. However, each Fund that invests in foreign securities may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS
     Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.
     Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in “speculative” currency exchange transactions.
     If a Fund enters into a forward contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.
     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.
     If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.
SYNTHETIC FOREIGN MONEY MARKET POSITIONS
     A Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.
SWAPS, CAPS, FLOORS AND COLLARS
     A Fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed-income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction (“Counterparties”), combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

STRUCTURED PRODUCTS
     A Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The term “structured products” as used herein excludes synthetic convertibles. See “Investment Practices—Synthetic Convertible Securities.” The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.
     A Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.
     Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.
LENDING OF PORTFOLIO SECURITIES
     In seeking to earn additional income, a Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may experience losses as a result of a diminution in value of its cash collateral investments. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.

REPURCHASE AGREEMENTS
     As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. A Fund requires continuous maintenance by the custodian for the Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.
OPTIONS ON SECURITIES, INDEXES AND CURRENCIES
     A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.
     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.
     A Fund may purchase and sell (write) exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.
     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
     OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the “SEC”) currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a fund’s limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund) in illiquid securities.
     A Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.
     A Fund will sell (write) call options and put options only if they are “covered.” For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.
     OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells (writes) these instruments, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the “in-the-money” amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.
     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.
     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
     RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured.
     A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.
     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.
     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.
     A Fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by a Fund must be “covered.” Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold the security or instrument that it might otherwise have sold. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that the Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
     A Fund may enter into interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor’s 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. A Fund may enter into such contract if, in Calamos Advisors’ opinion, such contract meets the Fund’s investment parameters.
     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of a Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund’s exposure to stock price, interest rate and currency fluctuations, a Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.
     The success of any futures transaction by a Fund depends on Calamos Advisors’ correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.
     When a Fund makes a purchase or sale of a futures contract, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund’s broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.
     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

(1)	A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract or option may result in losses in excess of the amount invested in the futures contract or option. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.
     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.
     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     LIMITATIONS ON OPTIONS AND FUTURES. If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund’s investment objectives.
     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are “in-the-money,”(2) would exceed 5% of the Fund’s total assets.
     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

(2)	A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.
     The Funds may enter into futures contracts and related options as permitted under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. The Funds have claimed exclusion from the definition of “commodity pool operator” adopted by the CFTC and the National Futures Association. The Trust, therefore, is not subject to registration or regulation under the Commodity Exchange Act, as amended.
     TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.
     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.
     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.
     If a Fund writes an equity call option(3) other than a “qualified covered call option,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.
     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a “mixed straddle,” the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

(3)	An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund’s portfolio were deemed to “mimic” the performance of the index underlying such contract, the option or futures contract position and the Fund’s stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.
     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from the types of futures (or futures options) contracts in which a Fund may invest will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.
     A Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments, and shareholders are advised of the nature of the payments.
WARRANTS
     A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.
PORTFOLIO TURNOVER
     Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under “Financial Highlights” in the prospectus. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.
     The portfolio turnover rates for Blue Chip Fund and Evolving World Growth Fund increased significantly during the 2009 fiscal year compared to prior years. These higher turnover rates were primarily due to the sale of securities to meet redemptions and the increase in buying opportunities, both resulting primarily from higher than normal market volatility. The portfolio turnover rate for Total Return Bond Fund decreased significantly during the 2010 fiscal year compared to prior years. This lower turnover rate was primarily due to an increase in net assets and a decrease in trading activity.
SHORT SALES
     A Fund may sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the Fund’s portfolio. A short sale may be effected when Calamos Advisors believes that the price of a security will decline or underperform the market, and involves the sale of borrowed securities, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that a Fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, a Fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Fund, to the buyer.

     The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to it the securities sold short. In addition, a Fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.
     To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities that are marked to market daily with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
     A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the short sale. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.
     A Fund will realize a gain if the price of the securities decline between the date of the short sale and the date on which the Fund purchases securities to replace the borrowed securities. On the other hand, the Fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.
     There is also a risk that securities borrowed by a Fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received from the short sale.
     It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility.
     A Fund may also make short sales “against the box,” meaning that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. A short sale “against the box” would be made in anticipation of a decline in the market price of the securities sold short. Short sales “against the box” result in a “constructive sale” and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.
     A Fund will not make a short sale of securities (other than a short sale “against the box”), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales “against the box”).
     Short sales also may afford a Fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund’s short positions remain open. Calamos Advisors believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that a Fund will be able to enter into such arrangements to the desired degree.

“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES
     A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.
     At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.
REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS
     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and the Fund’s investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.
     A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
     A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

     A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be covered by segregated liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
ILLIQUID SECURITIES
     Each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund may invest up to 15% of its net assets, and each other Fund may invest up to 10% of its net assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act. A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.
TEMPORARY INVESTMENTS
     A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.
REFLOW LIQUIDITY PROGRAM
     Certain funds may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by the other shareholders that are to settle the next business day. After purchasing fund shares, Reflow then redeems those shares when the fund next experiences net sales, at the end of ReFlow’s maximum holding period, or at other times at ReFlow’s discretion. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the Fund shares purchased by ReFlow. The fee is allocated among the Fund’s share classes based on relative net assets. ReFlow’s purchases of Fund shares are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. ReFlow may purchase various shares of the Fund and will not be subject to any investment minimum applicable to such shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow’s investments in the Funds are not subject to the Funds’ Excessive Trading Policies and Procedures described in the Funds’ prospectus. By participating in such a program, there is no assurance that ReFlow will have sufficient funds available to meet the Funds’ needs.
INVESTMENT RESTRICTIONS
     Each Fund has elected to be classified as a diversified, open-end management investment company.
     Except as noted below, each Fund operates under the following investment restrictions and may not:

(i)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;(4)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(ii)	acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vii)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;(5) (6)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;(6)

(viii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) issue any senior security, except to the extent permitted under the 1940 Act;(7)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) issue any senior security, except that the Market Neutral Income Fund may sell securities short.(7)

(4)	Currently, under the 1940 Act, for a Fund to be classified as a diversified investment company, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

(5)	None of these Funds intends to purchase securities when its borrowings exceed 5% of total assets.

(6)	Each Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

(7)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.
     The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.
     In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except as indicated):
(a)	invest in shares of other open-end investment companies, except as permitted by the 1940 Act;(8)

(b)	invest in companies for the purpose of exercising control or management;

(c)	purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)	make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)	invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Total Return Bond Fund may invest up to 35% of its net assets in securities of foreign issuers and each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund may invest up to all of its net assets in securities of foreign issuers;

(f)	(for Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund) invest more than 15% (or 10% in the case of each other Fund) of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;
     The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.
     Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

(8)	Each Fund intends to limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, a Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Each Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met.

MANAGEMENT
TRUSTEES AND OFFICERS
     The management of the Trust, including general supervision of the duties performed for each Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     The following table sets forth each trustee’s name, age at January 31, 2011, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each Fund of the Trust.
     TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

			PRINCIPAL OCCUPATION(S)
NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., 70*	Trustee and President (since 1988)	19	Chairman, CEO, and Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Holdings LLC (“CHLLC”) and Calamos Advisors LLC and its predecessor (“Calamos Advisors”), and President and Co-Chief Investment Officer, Calamos Financial Services LLC and its predecessor (“CFS”); Director, CAM
     TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

		PORTFOLIOS	PRINCIPAL OCCUPATION(S)
NAME AND AGE	POSITION(S) WITH TRUST	OVERSEEN	AND OTHER DIRECTORSHIPS
Weston W. Marsh, 60	Trustee (since 2002)	19	Of Counsel and, until December 31, 2005, Partner, Freeborn & Peters LLP (law firm)

John E. Neal, 60	Trustee (since 2001)	19	Private investor; Director, Equity Residential (publicly-owned REIT) and Creation Investment (private international microfinance company); Partner, Linden LLC (health care private equity)

William R. Rybak, 59	Trustee (since 2002)	19	Private investor; Director, Christian Brothers Investment Services Inc. (since February 2010); formerly Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager); Director, Howe Barnes Hoefer Arnett, Inc. (investment services firm); Trustee, JNL Series

		PORTFOLIOS	PRINCIPAL OCCUPATION(S)
NAME AND AGE	POSITION(S) WITH TRUST	OVERSEEN	AND OTHER DIRECTORSHIPS
			Trust, JNL Investors Series Trust and JNL Variable Fund LLC**

Stephen B. Timbers, 66	Trustee (since 2004); Lead Independent Trustee (since 2005)	19	Private investor

David D. Tripple, 66	Trustee (since 2006)	19	Private investor; Trustee, Century Growth Opportunities Fund (since 2010), Century Shares Trust and Century Small Cap Select Fund***

*	Mr. Calamos is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the Trust and an affiliate of Calamos Advisors and CFS. Mr. Calamos is the uncle of Nick P. Calamos, Vice President of the Trust.

**	Overseeing 103 portfolios in fund complex.

***	Overseeing three portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.
     OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is president of the Trust. The following table sets forth each other officer’s name, age at January 31, 2011, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Nick P. Calamos, 49	Vice President (since 1992)	President of Investments and Co-Chief Investment Officer, CAM, CHLLC, Calamos Advisors and CFS

Nimish S. Bhatt, 47	Vice President and Chief Financial Officer (since 2007)	Senior Vice President and Director of Operations, CAM, CHLLC, Calamos Advisors and CFS (since 2004)

James J. Boyne, 44	Vice President (since 2008) and Assistant Secretary (since 2010)	President of Distribution and Operations, CAM, Calamos Advisors and CFS (since 2009); Senior Vice President, General Counsel and Secretary, Calamos Advisors (since 2008); Chief Operating Officer – Distribution, CFS (since 2008); prior thereto, Chief Operating Officer, General Counsel and Executive Managing Director of McDonnell Investment Management, LLC (2001-2008)

Curtis Holloway, 43	Treasurer (since 2010), Prior thereto Assistant Treasurer since 2007	Vice President, Calamos Advisors (since 2010); Manager, Calamos Advisors (since 2006)

J. Christopher Jackson, 59	Vice President and Secretary (since 2010)	Senior Vice President, General Counsel and Secretary, CAM, CHLLC, Calamos Advisors and CFS (since 2010); Director, U.S. Head of Retail Legal and Co-Global Head of Retail Legal of Deutsche Bank AG (2006-2010); prior thereto, Director, Senior Vice President, General Counsel and Assistant Secretary of Hansberger Global Investors, Inc. (1996-2006)

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Mark J. Mickey, 59	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors (2005-2006);
The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.
     COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has five standing committees:
Executive Committee. Messrs. John Calamos and Stephen Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.
Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.
Audit Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.
Valuation Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.
Governance Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Funds, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.
     A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:
•	the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

•	a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

•	information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

•	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

•	a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

•	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

•	such other information that would be helpful to the governance committee in evaluating the candidate.
     The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.
     Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.
     Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.
     In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

     The following table identifies the number of meetings the board and each committee held during the fiscal year ended October 31, 2010.

NUMBER OF MEETINGS DURING
FISCAL YEAR ENDED
October 31, 2010
Board	4
Executive Committee	0
Audit Committee	4
Governance Committee	2
Dividend Committee	0
Valuation Committee	4
     LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage the Funds on a day-to-day basis. The board of trustees oversees Calamos Advisors and certain other principal service providers in the operations of the Funds. The board of trustees is currently composed of six members, five of whom are non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time, to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.
     The chairman of the board of trustees is an "interested person" of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Funds. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust's non-interested trustees. The trustees believe that the board's leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.
     The board of trustees has concluded that, based on each trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee's background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he should serve as a trustee.
     Each of Messrs. Calamos, Marsh, Neal and Rybak has served for more than eight years as a trustee of the Trust. In addition, each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has more than 25 years of experience in the financial services industry. Mr. Marsh has over 30 years of experience as a practicing attorney, counseling corporations and litigating commercial disputes. Each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has experience serving on boards of other entities, including other investment companies. Each of Messrs. Calamos, Marsh, Neal, Rybak and Timbers has earned a Masters of Business Administration degree, and each of Messrs. Marsh and Tripple has earned a Juris Doctor degree.
     RISK OVERSIGHT. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Funds, the board of trustees oversees risk through various regular board and committee activities. The board of trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust's Compliance Officer, the Trust's independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by the Funds and the risk management programs of Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to the Funds resides with Calamos Advisors and other service providers to the Funds. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Funds can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the board of trustees or Calamos Advisors, its affiliates or other service providers.
     TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

	FISCAL YEAR ENDED OCTOBER 31, 2010
	AGGREGATE	TOTAL COMPENSATION
	COMPENSATION	FROM CALAMOS
NAME	FROM THE TRUST(1)	FUND COMPLEX(2)
John P. Calamos, Sr.	0	0
Joe F. Hanauer(1)(3)	$22,168	$29,000
Weston W. Marsh(1)	$110,183	$154,500
John E. Neal(1)	$123,238	$182,000
William R. Rybak	$115,564	$161,500
Stephen B. Timbers	$140,879	$197,500
David D. Tripple	$117,857	$164,500
Mark J. Mickey	$115,250	$150,000

(1)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds selected by the trustee. As of October 31, 2010, the values of the deferred compensation accounts of each of Messrs. Hanauer, Marsh and Neal were $272,916, $981,601 and $1,114,396, respectively.

(2)	Consisting of 20 portfolios as of the end of the period indicated.

(3)	Mr. Hanauer retired from the board effective December 31, 2009.
     The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $86,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any regular board meeting attended in person, $3,500 for any regular board meeting attended by telephone or any special board meeting attended in person or by phone, $3,000 for any committee meeting attended in person or by telephone, and $1,500 per ad-hoc committee meeting to the Ad-hoc committee chair.
     Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.
     The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.
     At December 31, 2010, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.

		GROWTH AND INCOME			DISCOVERY GROWTH
	GROWTH FUND	FUND	VALUE FUND	BLUE CHIP FUND	FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None
Weston W. Marsh	None	None	None	Over $100,000	None
John E. Neal	Over $100,000	Over $100,000	None	None	None
William R. Rybak	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None	None
David D. Tripple	$10,001-$50,000	$1-$10,000	$10,001-$50,000	$1-$10,000	None

	GLOBAL GROWTH	INTERNATIONAL			MARKET
	AND INCOME FUND	GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	NEUTRAL INCOME FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	$50,001-$100,000	Over $100,000
Weston W. Marsh	None	Over $100,000	None	Over $100,000	None
John E. Neal	$10,001-$50,000	Over $100,000	None	None	$50,000-$100,000
William R. Rybak	$10,001-$50,000	None	None	$10,001-$50,000	$10,001-$50,000
Stephen B. Timbers	None	None	None	Over $100,000	None
David D. Tripple	$10,001-$50,000	None	None	$1-$10,000	$50,000-$100,000

AGGREGATE
DOLLAR RANGE
OF SHARES OF
		TOTAL RETURN BOND	EVOLVING WORLD	ALL FUNDS IN THE
	HIGH YIELD FUND	FUND	GROWTH FUND	FUND COMPLEX
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Weston W. Marsh	None	None	None	Over $100,000
John E. Neal	None	None	None	Over $100,000
William R. Rybak	$10,001-$50,000	None	None	Over $100,000
Stephen B. Timbers	Over $100,000	Over $100,000	None	Over $100,000
David D. Tripple	$1-$10,000	None	None	Over $100,000

*	Valuation as of December 31, 2010.

     No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.
     CODE OF ETHICS. Employees of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Funds’ distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

     PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.
     The following is a summary of the Policies used by Calamos Advisors in voting proxies.
     To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.
     In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.
     Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of a Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.
     Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Funds of which Calamos Advisors is aware and seek to resolve such conflicts in the Funds’ best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.
     The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.
     You may obtain a copy of Calamos Advisors’ Policies by calling 800.582.6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.
     DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Funds’ shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Funds have a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.

     Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Funds’ service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.
Disclosure to the Public
     A complete list of portfolio security holdings as of the last business day of the preceding fiscal quarter may be disclosed no earlier than 45 days and no later than 60 days after such quarter. In addition, a complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 30 days after such quarter. The information relating to both the preceding fiscal quarter and the preceding calendar quarter will be posted on www.calamos.com.
     A subset of each Fund’s portfolio security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than 10 days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.
Non-Public Disclosure
     Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as S&P, Moody’s, Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of December 31, 2010, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: Standard & Poor’s Financial Services, LLC, Bloomberg LP, Thompson Reuters, Morningstar, Inc., Vickers Stock Research Corporation, Capital Bridge, Inc., and FactSet Financial Research Systems, Inc.
     Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when a Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, each Fund’s investment adviser, principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of December 31, 2010, the following parties receive non-public portfolio security holdings disclosure: Calamos Advisors, CFS, State Street Corporation, US Bancorp Fund Services LLC, Deloitte & Touche LLP, Wall Street Concepts, Inc., and K&L Gates LLP. The third parties have a duty to keep the Funds’ non-public information confidential either through written contractual arrangements with the Funds or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Funds, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Funds may be harmed if the service providers breach any non-contractual duty to keep the Funds’ non-public information confidential as the Funds may have no contractual remedies or recourse against such breaching parties.
     In certain circumstances, Calamos Advisors may disclose portfolio security holdings information on an accelerated basis (prior to disclosure of the information to the public) and outside of an ongoing arrangement, with the authorization of Calamos Advisors’ General Counsel or the Trust’s Chief Compliance Officer, when a legitimate business purpose exists for disclosing such information. For example, from time to time Calamos Advisors may receive requests for proposals (RFPs) from consultants or potential clients that request information about a Fund’s holdings prior to disclosure of the information to the public. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where Calamos Advisors has reason to believe that the data will be used only for legitimate business purposes and not for trading.
     In addition, the Funds, Calamos Advisors, CFS and the Funds’ administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Funds’ assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Funds’ portfolio security holdings without the consent of the Funds or their agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.
     Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of the Funds as may be required by applicable law, rule, regulation or court order. Any officer of the Funds, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.
     As part of the Funds’ compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.
     The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.
INVESTMENT ADVISORY SERVICES
     Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Funds?”
     Each Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on the next $5 billion (over $1 billion to $6 billion), 0.78% on the next $5 billion (over $6 billion to $11 billion), 0.76% on the next $5 billion (over $11 billion to $16 billion), 0.74% on the next $5 billion (over $16 billion to $21 billion), 0.72% on the next $5 billion (over $21 billion to $26 billion) and 0.70% on average daily net assets in excess of $26 billion. Each of Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Yield Fund pays a fee on its average daily net assets is at the annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on average daily net assets in excess of $1 billion.
     Each of Global Growth and Income Fund, Blue Chip Fund and Value Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.
     Total Return Bond Fund pays a fee on its average daily net assets at the annual rate of 0.55% on the first $500 million, 0.53% on the next $500 million, 0.51% on the next $5 billion (over $1 billion to $6 billion), 0.49% on the next $5 billion (over $6 billion to $11 billion), 0.48% on the next $5 billion (over $11 billion to $16 billion), 0.47% on the next $5 billion (over $16 billion to $21 billion), 0.46% on the next $5 billion (over $21 billion to $26 billion), and 0.45% on average daily net assets in excess of $26 billion.
     Evolving World Growth Fund pays a fee on its average daily net assets at the annual rate of 1.10% on the first $500 million, 1.05% on the next $500 million, 1.00% on the next $5 billion (over $1 billion to $6 billion), 0.98% on the next $5 billion (over $6 billion to $11 billion), 0.96% on the next $5 billion (over $11 billion to $16 billion), 0.94% on the next $5 billion (over $16 billion to $21 billion), 0.92% on the next $5 billion (over $21 billion to $26 billion), and 0.90% on average daily net assets in excess of $26 billion.
     Discovery Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, and 0.80% on average daily net assets in excess of $1 billion.

     Each of International Growth Fund and Global Equity Fund pays a base fee, subject to possible adjustment based on the Fund’s performance, as described in the prospectus. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion. For International Growth Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index (the “Growth Index”) over the performance measurement period on an annualized basis, respectively. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index (the “World Index”) over the performance measurement period on an annualized basis, respectively.
     It is possible that the Funds’ contractual expense reimbursement agreement with Calamos Advisors may have the effect of increasing the outperformance adjustment to the base fee paid to Calamos Advisors, or decreasing the underperformance adjustment to the base fee paid to Calamos Advisors. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees, and the board of trustees has the authority to terminate the contractual expense reimbursement agreement at any time. If the board of trustees determines that another index is appropriate for International Growth Fund or Global Equity Fund, it may designate a successor index to be substituted, subject to approval by shareholders.
     The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.
     The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate for each of International Growth Fund and Global Equity Fund is +/-0.30% of such Fund’s average daily net assets over the performance measurement period. The performance adjustment rate is divided by 12 and multiplied by the Fund’s average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms its respective Index during that period.
     The investment performance of each of International Growth Fund and Global Equity Fund will be the sum of: (1) the change in such Fund’s net asset value (“NAV”) per Class A share during the performance measurement period; plus (2) the value of such Fund’s cash distributions per share accumulated to the end of the performance measurement period; plus (3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the performance measurement period; expressed as a percentage of such Fund’s NAV per Class A share at the beginning of the performance measurement period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the NAV in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.
     The investment record of each Index will be the sum of: (1) the change in the level of the Index during the performance measurement period; plus (2) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the performance management period; expressed as a percentage of the Index level at the beginning of the performance measurement period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend.

     Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family. John P. Calamos is an affiliated person of the Funds and their advisor by virtue of his position as Trustee and President of the Trust and Chairman, CEO and Co-Chief Investment Officer of Calamos Advisors. Nick P. Calamos, Nimish S. Bhatt, James J. Boyne and J. Christopher Jackson are affiliated persons of the Funds and their advisor by virtue of their positions as Vice President; Vice President and Chief Financial Officer; Vice President and Assistant Secretary; and Vice President and Secretary of the Trust; respectively, and as President of Investments and Co-Chief Investment Officer; Senior Vice President and Director of Operations; President of Distribution and Operations; and Senior Vice President, General Counsel and Secretary of Calamos Advisors, respectively.

     During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitations as follows:

	Year Ended	Year Ended	Year Ended
Description of Fund	10/31/10	10/31/09	10/31/08
Growth Fund
Advisory fee	$66,325,813	$58,313,737	$109,497,128
Waiver or reimbursement	0	(229,296)	(493,848)

Net Fee	66,325,813	58,084,441	109,003,280
Value Fund
Advisory fee	612,573	602,679	1,078,753
Waiver or reimbursement	0	(1,347)	(4,942)

Net Fee	612,573	601,332	1,073,811
Blue Chip Fund
Advisory fee	669,312	745,249	1,427,073
Waiver or reimbursement	0	(2,189)	(3,397)

Net Fee	669,312	743,060	1,423,676
Discovery Growth Fund(1)
Advisory fee	67,368	N/A	N/A
Waiver or reimbursement	(76,796)	N/A	N/A

Net Fee	(9,428)	N/A	N/A
International Growth Fund
Advisory fee	2,529,339	1,909,630	4,829,882
Performance fee	427,232	105,662	229,493
Waiver or reimbursement	0	(3,707)	(24,572)

Net Fee	2,956,571	2,011,585	5,034,803
Evolving World Growth Fund
Advisory fee	761,190	288,739	49,659
Waiver or reimbursement	0	(111,679)	(60,437)

Net Fee	761,190	177,060	(10,778)
Global Equity Fund
Advisory fee	429,135	278,096	520,490
Performance fee	71,560	55,288	79,794
Waiver or reimbursement	0	(29,147)	(2,348)

Net Fee	500,695	304,237	597,936
Growth & Income Fund
Advisory fee	25,820,090	22,079,688	35,734,644
Waiver or reimbursement	0	(55,832)	(255,024)

Net Fee	25,820,090	22,023,856	35,479,620
Global Growth and Income Fund
Advisory fee	10,317,420	6,717,322	11,617,490
Waiver or reimbursement	0	(7,580)	(49,656)

Net Fee	10,317,420	6,709,742	11,567,834
Convertible Fund
Advisory fee	21,339,720	11,814,644	4,456,758
Waiver or reimbursement	0	(79,374)	(17,229)

Net Fee	21,339,720	11,735,270	4,439,529
Total Return Bond Fund
Advisory fee	1,174,861	903,155	546,838
Waiver or reimbursement	(171,377)	(202,396)	(297,045)

Net Fee	1,003,484	700,759	249,793
High Yield Fund
Advisory fee	2,132,549	1,610,124	1,522,122
Waiver or reimbursement	0	(5,964)	(7,183)

Net Fee	2,132,549	1,604,160	1,514,939
Market Neutral Income Fund
Advisory fee	12,912,238	8,817,948	11,017,549
Waiver or reimbursement	0	(51,459)	(127,822)

Net Fee	12,912,238	8,766,489	10,889,727

(1)	Discovery Growth Fund commenced operations on June 1, 2010.

     The use of the name “Calamos” in the name of the Trust and in the names of the Funds are pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Funds.
EXPENSES
     Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Funds’ organization and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds’ Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.
     Calamos Advisors contractually agreed to limit through June 30, 2011 the annual operating expenses of each class of shares of each Fund in excess of certain limits as reflected in the table below. For purposes of this agreement, operating expenses do not include dividends on short positions.

		Limitation	Expense
Fund	Class	Period	Limitation
Calamos Growth Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Value Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Blue Chip Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Discovery Growth Fund	Class A	06/30/2011	1.50%
	Class B	06/30/2011	2.25%
	Class C	06/30/2011	2.25%
	Class I	06/30/2011	1.25%
	Class R	06/30/2011	1.75%
Calamos International Growth Fund*	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Evolving World Growth Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Global Equity Fund*	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Growth and Income Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Global Growth and Income Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Convertible Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Total Return Bond Fund	Class A	06/30/2011	0.90%
	Class B	06/30/2011	1.65%
	Class C	06/30/2011	1.65%
	Class I	06/30/2011	0.65%
	Class R	06/30/2011	1.15%
Calamos High Yield Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%
Calamos Market Neutral Income Fund	Class A	06/30/2011	1.75%
	Class B	06/30/2011	2.50%
	Class C	06/30/2011	2.50%
	Class I	06/30/2011	1.50%
	Class R	06/30/2011	2.00%

*	With respect to International Growth Fund and Global Equity Fund, such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.85%, 2.60%, 2.60%, 1.60% and 2.10% for Class A shares, Class B shares, Class C shares, Class I shares and Class R shares, respectively.
TEAM APPROACH TO MANAGEMENT
     While day-to-day management of each portfolio is a team effort, the Co-Chief Investment Officers (“Co-CIOs”), along with the senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.
     John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, generally focus on firmwide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos Advisors, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John Calamos and Nick Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs and the senior strategy analysts. John Calamos, Jr., Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts. The Co-CIOs and senior strategy analysts are referred to collectively as “Team Leaders.”

     The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts for the periods indicated is set forth below.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Nick P. Calamos	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
John P. Calamos, Jr.	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Jeff Scudieri	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Jon Vacko	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
John Hillenbrand	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Steve Klouda	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Bryan Lloyd	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Dino Dussias	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Christopher Hartman	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756
Joe Wysocki	25	25,745,493,202	11	1,047,239,868	8,309	5,888,216,756

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	3	375,371,500	1	19,431,293	0	—
Nick P. Calamos	3	375,371,500	1	19,431,293	0	—
John P. Calamos, Jr.	3	375,371,500	1	19,431,293	0	—
Jeff Scudieri	3	375,371,500	1	19,431,293	0	—
Jon Vacko	3	375,371,500	1	19,431,293	0	—
John Hillenbrand	3	375,371,500	1	19,431,293	0	—
Steve Klouda	3	375,371,500	1	19,431,293	0	—
Bryan Lloyd	3	375,371,500	1	19,431,293	0	—
Dino Dussias	3	375,371,500	1	19,431,293	0	—
Christopher Hartman	3	375,371,500	1	19,431,293	0	—
Joe Wysocki	3	375,371,500	1	19,431,293	0	—

*	Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.
     The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.
     Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
     A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.

     Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.
     The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.
     As of October 31, 2010, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. For example, the target bonus for a Team Leader who earns $500,000 would range from $1,500,000 to $3,000,000 and the Team Leader’s maximum annual bonus opportunity would range from $2,250,000 to $4,500,000. Also, due to the ownership and executive management positions with Calamos Asset Management, Inc., additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2010, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; income growth, as measured by operating margin and return on invested capital and the corporate investment portfolio; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return relative to the industry peer group.
     As of October 31, 2010, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and long-term incentive awards. Each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these associates is also eligible for discretionary long-term incentive awards, however these awards are not guaranteed from year to year. Long-term incentive awards consist of restricted stock units or a combination of restricted stock units and stock options.
     The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors.
     All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan. The target annual equity awards are set at a percentage of their respective base salaries.
     Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units. Most of the stock options and restricted stock units issued have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.

     At October 31, 2010, each Team Leader beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds having values within the indicated dollar ranges.

GROWTH AND INCOME
	GROWTH FUND	FUND	VALUE FUND	BLUE CHIP FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 to $1,000,000	Over $1,000,000
Jeff Scudieri	$100,001 to $500,000	$100,001 to $500,000	$1 to $10,000	None
Jon Vacko	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$50,001 to $100,000
John Hillenbrand	$100,001 to $500,000	$10,001 to $50,000	None	None
Steve Klouda	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000
Christopher Hartman	$50,001 to $100,000	$100,001 to $500,000	$10,001 to $50,000	None
Joe Wysocki	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000	None

	DISCOVERY GROWTH	GLOBAL GROWTH AND	INTERNATIONAL	GLOBAL
	FUND	INCOME FUND	GROWTH FUND	EQUITY FUND	CONVERTIBLE FUND
John P. Calamos, Sr.	None	Over $1,000,000	Over $1,000,000	Over $1,000,000	$50,001 to $100,000
Nick P. Calamos	None	Over $1,000,000	Over $1,000,000	$10,001 to $50,000	$100,001 to $500,000
John P. Calamos, Jr.	$1 to $10,000	Over $1,000,000	$500,001 to $1,000,000	None	$100,001 to $500,000
Jeff Scudieri	None	$100,001 to $500,000	$100,001 to $500,000	$50,001 to $100,000	$10,001 to $50,000
Jon Vacko	None	$100,001 to $500,000	$100,001 to $500,000	None	$50,001 to $100,000
John Hillenbrand	None	$10,001 to $50,000	$50,001 to $100,000	None	None
Steve Klouda	None	$50,001 to $100,000	$50,001 to $100,000	None	None
Christopher Hartman	None	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000	None
Joe Wysocki	$1 to $10,000	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000	$1 to $10,000

EVOLVING
	MARKET NEUTRAL		TOTAL RETURN	WORLD
	INCOME FUND	HIGH YIELD FUND	BOND FUND	GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	None	$100,001 to $500,000	None	Over $1,000,000
John P. Calamos, Jr.	$50,001 to $100,000	$100,001 to $500,000	$100,001 to $500,000	$10,001 to $50,000
Jeff Scudieri	None	None	$10,001 to $50,000	$100,001 to $500,000
Jon Vacko	$10,001 to $50,000	$50,001 to $100,000	$10,001 to $50,000	$100,001 to $500,000
John Hillenbrand	$10,001 to $50,000	$10,001 to $50,000	None	None
Steve Klouda	None	None	None	None
Christopher Hartman	None	None	None	$10,001 to $50,000
Joe Wysocki	None	$1 to $10,000	None	$1 to $10,000

*	Valuation as of October 31, 2010.
DISTRIBUTION PLAN
     The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares, Class B shares, Class C shares and Class R shares of each Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.
     The Trust’s board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable a Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Funds’ size would be in the shareholders’ best interests because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of a Fund that is closed to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Funds’ distributor, in promoting the continuous sale of the Funds’ shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.
     The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each Fund. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.
     The Plan may not be amended as to any class of shares of any Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.
     CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.
     During the fiscal year ended October 31, 2010, payments to CFS and affiliates and broker-dealers pursuant to the Plan were made in the following amounts:

					Global Growth								Evolving
		Blue Chip		International	& Income	Growth &	High-Yield	Convertible	Market Neutral	Multi-Fund	Global	Total Return	World	Discovery
	Growth Fund	Fund	Value Fund	Growth Fund	Fund	Income Fund	Fund	Fund	Fund	Blend	Equity	Bond Fund	Growth	Growth

CFS & AFFILIATES
Class A	743,389	752	780	7,514	12,652	63,314	5,048	179,206	—	695	196	—	2,444	8,288
Class B	4,177,649	34,501	34,995	127,119	356,220	2,554,926	133,659	549,549	214,624	15,200	16,975	157,286	14,327	4,304
Class C	1,106,036	7,902	3,259	42,819	374,962	1,127,518	64,792	2,531,882	852,136	9,782	5,691	67,054	19,130	4,353
Class R	9,879	462	433	1,059	715	4,431	579	173	1,262	461	5,243	6,103	5,426	2,059
BROKER-DEALERS
Class A	11,542,811	75,037	80,728	298,803	723,917	4,179,210	471,128	4,225,969	2,748,667	18,735	64,949	259,396	64,823	2,963
Class B	1,378,796	12,091	11,033	42,064	118,177	846,034	47,129	183,331	71,844	5,428	6,090	52,387	1,098	22
Class C	16,196,492	96,272	62,189	413,354	2,197,672	11,603,219	389,409	4,082,047	2,703,718	53,890	48,072	374,440	3,993	272
Class R	22,956	—	5	2,534	2,055	30,511	403	9,390	6,170	7	169	523	226	107

     During the fiscal year ended October 31, 2010, payments were made under the Plan on behalf of the indicated Funds for expenses associated with advertising, printing and mailing of prospectuses to prospective shareholders, and sales personnel compensation as follows:

					Global Growth								Evolving
		Blue Chip		International	& Income	Growth &	High-Yield	Convertible	Market Neutral	Multi-Fund	Global	Total Return	World	Discovery
	Growth Fund	Fund	Value Fund	Growth Fund	Fund	Income Fund	Fund	Fund	Fund	Blend	Equity	Bond Fund	Growth	Growth

Class A
Printed Materials	135,293	977	1,139	4,840	9,591	48,036	3,165	32,582	48,538	521	596	1,734	1,068	7
Sales & Marketing	2,607,119	122,433	97,592	238,558	437,532	1,248,419	287,039	2,203,432	2,065,157	94,446	157,225	232,014	179,082	83,252
Total	2,742,412	123,410	98,731	243,397	447,123	1,296,455	290,204	2,236,015	2,113,695	94,967	157,821	233,748	180,150	83,259
Class B
Printed Materials	42,326	379	557	1,611	2,671	15,996	921	2,274	1,108	169	209	1,154	80	1
Sales & Marketing	346,149	90,203	91,300	97,750	104,678	186,647	93,744	102,467	95,093	88,926	89,174	98,559	91,234	53,694
Total	388,475	90,581	91,856	99,361	107,348	202,643	94,664	104,741	96,201	89,095	89,383	99,713	91,314	53,695
Class C
Printed Materials	79,620	578	433	2,469	8,439	37,895	1,503	12,035	7,818	494	268	1,104	146	25
Sales & Marketing	767,855	94,216	90,798	118,243	264,112	650,239	110,331	601,922	344,515	92,515	92,384	111,608	96,026	54,669
Total	847,475	94,794	91,231	120,712	272,551	688,134	111,834	613,958	352,333	93,009	92,652	112,712	96,172	54,695
Class R
Printed Materials	152	1	1	9	16	67	1	110	34	1	4	4	1	1
Sales & Marketing	377,625	88,306	88,307	119,558	138,507	379,051	94,952	192,032	158,399	88,306	90,453	127,339	121,849	81,333
Total	377,777	88,307	88,308	119,567	138,523	379,118	94,953	192,142	158,433	88,307	90,457	127,343	121,850	81,334

DISTRIBUTOR
     CFS, a broker-dealer, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the “non-interested” trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Plan and distribution agreement. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See “How can I buy shares?” in the prospectus. See “Portfolio Transactions.” CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:

DESCRIPTION	YEAR ENDED 10/31/10	YEAR ENDED 10/31/09	YEAR ENDED 10/31/08
Growth Fund
Commissions received	1,988,135	2,287,215	6,244,326
Commissions retained	356,787	412,142	1,109,297
Value Fund
Commissions received	14,634	21,209	26,483
Commissions retained	2,888	4,161	5,727
Blue Chip Fund
Commissions received	20,407	34,096	34,893
Commissions retained	3,839	6,235	6,223
Discovery Growth(1)
Commissions received	143	N/A	N/A
Commissions retained	24	N/A	N/A
International Growth Fund
Commissions received	160,381	81,301	462,202
Commissions retained	28,308	15,072	86,930
Evolving World Growth Fund
Commissions received	55,853	12,554	1,239
Commissions retained	10,269	2,338	252
Global Equity Fund
Commissions received	25,719	14,967	105,528
Commissions retained	4,021	2,324	17,589
Growth and Income Fund
Commissions received	2,222,744	1,167,990	2,218,244
Commissions retained	388,896	212,000	389,076
Global Growth and Income Fund
Commissions received	503,958	190,449	754,899
Commissions retained	89,558	35,028	135,318
Convertible Fund
Commissions received	2,667,427	4,053,899	93,201
Commissions retained	457,452	675,501	17,465
Total Return Bond Fund
Commissions received	96,758	63,146	24,810
Commissions retained	22,954	15,426	6,660
High Yield Fund
Commissions received	145,356	108,434	92,181
Commissions retained	25,641	19,988	17,666
Market Neutral Income Fund
Commissions received	983,953	586,470	906,477
Commissions retained	167,029	99,742	150,911

(1)	Discovery Growth Fund commenced operations on June 1, 2010.

     The sales charges on sales of Class A shares of each Fund other than Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF	AS A % OF	% OF OFFERING PRICE
	NET AMOUNT INVESTED	OFFERING PRICE	RETAINED BY SELLING DEALER
Less than $50,000	4.99%	4.75%	4.00%
$50,000 but less than $100,000	4.44	4.25	3.50
$100,000 but less than $250,000	3.63	3.50	2.75
$250,000 but less than $500,000	2.56	2.50	2.00
$500,000 but less than $1,000,000	2.04	2.00	1.60
$1,000,000 or more*	None	None	None
     The sales charges on sales of Class A shares of Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF	AS A % OF	% OF OFFERING PRICE
	NET AMOUNT INVESTED	OFFERING PRICE	RETAINED BY SELLING DEALER
Less than $50,000	3.90%	3.75%	3.00%
$50,000 but less than $100,000	3.36	3.25	2.50
$100,000 but less than $250,000	2.56	2.50	1.75
$250,000 but less than $500,000	1.52	1.50	1.00
$500,000 but less than $1,000,000	1.01	1.00	0.60
$1,000,000 or more*	None	None	None

*	On an investment of $1,000,000 to $4 million, CFS from its own resources pays the selling dealer a commission of 1.00% of the amount of the investment, 0.50% on investments between $4,000,000 to $25 million and 0.25% on investments greater than $25 million. On an investment of $1,000,000 or more without a sales charge, you may pay a contingent deferred sales charge of 1.00% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

     Each Fund receives the entire net asset value of all of its shares sold. CFS, the Funds’ principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the table above. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

     CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased, except on purchases of Total Return Bond Fund. CFS compensates firms for sales of Total Return Bond Fund Class B shares at the time of sale at a commission rate of up to 3.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s Fund account will be converted to Class A shares on a pro rata basis.
     CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.
     In connection with the exchange privilege (described in the prospectus under “How can I buy shares? — By exchange”), CFS acts as a service organization for the Fidelity Institutional Money Market-Prime Money Market Portfolio (the “Portfolio”). CFS receives compensation from the Portfolio, through the Portfolio’s 12b-1 Plan, for distribution services provided to the Portfolio.
OTHER COMPENSATION TO DEALERS
     CFS, the Funds’ distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds.
     Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
     As of January 31, 2011, the Intermediaries that CFS or its affiliates anticipate will receive additional compensation are: ADP Broker Dealer, Inc., Ameriprise Financial Services, Inc., Ascensus, Inc., Charles Schwab & Co., Fidelity Investments Institutional Operations Company, Inc., Genworth Finanical Services Corp., Great West Retirement Services, LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney, LLC, The Princeton Retirement Group, Inc., Principal Life Insurance Company, Raymond James and Associates, Inc., RBC Capital Markets Corp., UBS Finanical Services, Inc. and Wells Fargo Advisors, LLC. CFS or its affiliates may enter into arrangements or change or discontinue arrangements with Intermediaries at any time without notice. The range of additional compensation is generally between 0.04% and does not exceed 0.20%.
     These payments may provide Intermediaries with an incentive to favor shares of the Funds over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Funds may utilize an Intermediary that offers and sells shares of the Funds to execute portfolio transactions for the Funds. The Funds, Calamos Advisors and CFS do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     PORTFOLIO TRANSACTIONS
     Calamos Advisors is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.
     Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Funds pay usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Funds pay includes a disclosed, fixed commission or discount retained by the underwriter or dealer.
     In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.
     In allocating the Funds’ portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement. As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Funds may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Funds, to the extent permitted by law, through broker-dealers affiliated with the Funds, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Funds if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Funds.
     In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Funds. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

     For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of aggregate commissions related to those transactions executed through unaffiliated broker-dealers.

AGGREGATE
DESCRIPTION	COMMISSIONS
Growth Fund
Year Ended 10/31/10	$6,453,853
Year Ended 10/31/09	6,317,517
Year Ended 10/31/08	11,840,918
Value Fund
Year Ended 10/31/10	28,559
Year Ended 10/31/09	55,168
Year Ended 10/31/08	70,338
Blue Chip Fund
Year Ended 10/31/10	23,632
Year Ended 10/31/09	68,965
Year Ended 10/31/08	49,016
Discovery Growth Fund (1)
Year Ended 10/31/10	21,701
International Growth Fund
Year Ended 10/31/10	400,094
Year Ended 10/31/09	466,939
Year Ended 10/31/08	926,335
Evolving World Growth Fund
Year Ended 10/31/10	98,242
Year Ended 10/31/09	54,221
Year Ended 10/31/08	14,654
Global Equity Fund
Year Ended 10/31/10	47,233
Year Ended 10/31/09	43,934
Year Ended 10/31/08	70,787
Growth and Income Fund
Year Ended 10/31/10	1,403,964
Year Ended 10/31/09	2,321,100
Year Ended 10/31/08	3,318,574
Global Growth and Income Fund
Year Ended 10/31/10	797,543
Year Ended 10/31/09	786,517
Year Ended 10/31/08	1,481,791
Convertible Fund
Year Ended 10/31/10	1,653,495
Year Ended 10/31/09	931,953
Year Ended 10/31/08	233,731
Total Return Bond Fund
Year Ended 10/31/10	0
Year Ended 10/31/09	0
Year Ended 10/31/08	2,597
High Yield Fund
Year Ended 10/31/10	20,063
Year Ended 10/31/09	61,575
Year Ended 10/31/08	57,270
Market Neutral Income Fund
Year Ended 10/31/10	1,324,774
Year Ended 10/31/09	1,529,873
Year Ended 10/31/08	2,628,316

(1)	Fiscal period from June 1, 2010 (commencement of operations of Discovery Growth Fund) to October 31, 2010.

     The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and the aggregate dollar amounts involved in those transactions, during the period indicated.

	FISCAL YEAR ENDED OCTOBER 31, 2010
	COMMISSIONS PAID	RELATED AGGREGATE DOLLAR
	FOR RESEARCH	TRANSACTION AMOUNT
Growth Fund	891,879.09	4,088,283,529.73
Value Fund	8,745.87	34,148,774.35
Blue Chip Fund	3,635.17	24,576,352.00
Discovery Growth Fund	1,092.66	2,303,663.88
Interantional Growth Fund	27,941.82	116,817,899.46
Evolving World Growth Fund	5,843.40	28,076,961.42
Global Equity Fund	4,330.80	20,688,737.01
Growth and Income Fund	162,685.72	883,862,182.20
Global Growth and Income Fund	58,885.39	349,266,407.77
Convertible Fund	60,504.68	367,994,243.23
Total Return Bond Fund	NA	NA
High Yield Fund	572.64	4,059,433.51
Market Neutral Income Fund	159,223.98	1,137,222,363.50
SHARE CLASSES AND PRICING OF SHARES
     Purchases and redemptions are discussed in the prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.
SALES CHARGE WAIVER
     In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.
CONTINGENT DEFERRED SALES CHARGE
     The contingent deferred sales charge (“CDSC”) is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:
Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5.00%, the Class B CDSC would be $100. For shares of Total Return Bond Fund only, at the rate of 3.50%, the Class B CDSC would be $70.

     The CDSC for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account (“IRA”) systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Calamos IRA accounts).
LETTER OF INTENT
     You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period together with any other Class A shares already owned. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to purchases made on or after that date. During the term of the letter of intent, shares representing up to 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.
REDEMPTION IN KIND
     The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.
PURCHASE IN KIND
     You may, under certain circumstances, purchase shares of a Fund with other securities that you presently own (an “in-kind purchase”). Any in-kind purchase would be subject to approval by the Trust, and would be subject to the Trust’s in-kind purchase procedures then in effect. These procedures presently require any consideration used in an in-kind purchase to be comprised of (a) securities that are held in the Fund’s portfolio, or (b) securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s investment objectives and restrictions), have been approved for investment by the Fund’s portfolio manager and have readily available market quotations. Should the Trust approve your purchase of a Fund’s shares with securities, the Trust would follow its in-kind purchase procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate value of the securities tendered. Such in-kind purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.
CERTAIN REDEMPTIONS AND REINVESTMENTS
     Calamos Advisors and its affiliates have investments in certain of the Funds. From time to time, Calamos Advisors or an affiliate may, for tax purposes, redeem a portion of its Fund holdings, reinvesting in shares of the same Fund shortly thereafter. These transactions are subject to the Funds’ excessive trading policies and procedures and will only be consummated if they are determined not to be disruptive to the management of the Fund under those procedures.
NET ASSET VALUE
     Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

     The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.
     A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.
VALUATION PROCEDURES
     The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Securities for which market quotations are readily available will be valued using the market value of those securities. Securities for which market quotations are not readily available will be fair valued in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. The method by which a security may be fair valued will depend on the type of security and the circumstances under which the security is being fair valued.
     Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.
     When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
     Fixed-income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
     Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.
     If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees. Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
     When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
TAXATION
     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the prospectus is not intended as a substitute for careful tax planning.
     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or one or more “qualified publicly traded partnerships;” and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.
     If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as taxable dividends. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The remainder of this discussion assumes that each Fund will qualify as a regulated investment company.
     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) reported by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.
DISTRIBUTIONS
     Dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption. In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.
     A portion of the dividends paid by certain Funds may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code or the reduced rates of taxation under Section 1(h)(11) of the Code that currently apply to "qualified dividend income" received by noncorporate shareholders. Distributions of net capital gains, if any, reported as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.
     A Fund that invests in shares of other investment companies (“underlying funds”) will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. A Fund’s use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.
SALES OF SHARES
     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
     Depending on the factors relating to a Fund’s ownership in an underlying fund both before and after a redemption, a Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the underlying fund, but instead to be treated as receiving a taxable dividend on the full amount of the distribution. This could cause shareholders of a Fund that invests in underlying funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.

BACKUP WITHHOLDING
     A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.
OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS OR DERIVATIVES
     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear. The transactions may increase the amount of short-term capital gain, which is taxed as ordinary income when distributed to shareholders.
     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.
     Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements and other derivative instruments.
     The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.
SHORT SALES
     Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES
     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.
     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.
     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.
FOREIGN CURRENCY TRANSACTIONS
     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION
     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Funds intend to minimize foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass-through” for that year.
     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency- denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT
     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.
     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.
     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.
CONSTRUCTIVE SALES
     Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
NON-U.S. SHAREHOLDERS
     Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.
     Under recently enacted legislation, a Fund is generally able to report certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such distributions will generally not be subject to U.S. tax withholding. The new provision applies with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012. It should be noted that the provision does not eliminate all withholding on distributions by Funds to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.
     Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.
     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

     The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.
OTHER TAXATION
     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.
     Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method that has not yet been determined. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
     The following table shows the only persons known to own beneficially (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at January 31, 2011.

CALAMOS GROWTH FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	20,190,895.95
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	20.83%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CHARLES SCHWAB CO	16,793,983.09
REINVEST ACCOUNT 101 MONTGOMERY ST	17.32%
SAN FRANCISCO CA 94104-4151

PERSHING LLC	7,547,241.00
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.78%

UBS WM USA	5,796,579.54
0O0 11011 6100 OMNI ACCOUNT M/F	5.98%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

CALAMOS GROWTH FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	1,092,615.67
HOUSE ACCOUNT ATTN PETER BOOTH	11.48%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	1,057,764.09
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC5	11.12%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

PERSHING LLC	940,160.73
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	9.88%

NATIONAL FINANCIAL SERVICES LLC	829,654.01
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	8.72%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS GROWTH FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	8,627,698.33
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN - 97B60	23.29%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	6,061,016.70
HOUSE ACCOUNT ATTN PETER BOOTH	16.36%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
UBS WM USA	2,872,175.24
0O0 11011 6100 OMNI ACCOUNT M/F	7.75%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

PERSHING LLC	2,794,745.63
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.54%

NATIONAL FINANCIAL SERVICES LLC	1,911,223.59
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	5.16%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS GROWTH FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	10,920,595.93
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	42.60%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

PRUDENTIAL INVESTMENT MANAGEMENT	6,022,327.51
SERVICE FBO MUTUAL FUND CLIENTS 100 MULBERRY ST	23.49%
3 GATEWAY CENTER FL MAIL STOP NJ 05-11-20 NEWARK NJ 07102-4056

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	2,651,926.26
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	10.34%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	2,315,955.39
HOUSE ACCOUNT ATTN PETER BOOTH	9.03%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

CALAMOS GROWTH FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
STATE STREET CORPORATION CUST	52,765.01
FBO ADP ACCESS 1 LINCOLN ST	25.66%
BOSTON MA 02111-2901

TD AMERITRADE TRUST COMPANY	29,578.39
ACCOUNT # 00L39 TD AMERITRADE TRUST CO	14.38%
PO BOX 17748 DENVER CO 80217-0748

PERSHING LLC	11,650.36
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	5.67%

STATE STREET BANK	11,169.94
FBO ADP/MSDW 401(K) PRODUCT 1 LINCOLN ST	5.43%
BOSTON MA 02111-2901

CALAMOS VALUE FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CHARLES SCHWAB CO	798,769.92
REINVEST ACCOUNT 101 MONTGOMERY ST	28.50%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	777,275.61
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	27.74%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

Merrill Lynch & Co., Inc.	265,022.44
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC6	9.46%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484
CALAMOS VALUE FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PERSHING LLC	41,212.07
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	11.83%

Merrill Lynch & Co., Inc.	24,608.19
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC6	7.06%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
EDWARD D JONES & CO	22,746.51
ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING	6.53%
201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

NATIONAL FINANCIAL SERVICES LLC	18,404.80
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	5.28%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CALAMOS VALUE FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	71,161.15
HOUSE ACCOUNT ATTN PETER BOOTH	13.77%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

Merrill Lynch & Co., Inc.	62,636.46
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC6	12.12%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

UBS WM USA	39,890.88
0O0 11011 6100 OMNI ACCOUNT M/F	7.72%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PERSHING LLC	39,135.28
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.57%

NATIONAL FINANCIAL SERVICES LLC	26,414.20
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	5.11%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CALAMOS VALUE FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	784,449.83
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	80.32%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

ORCHARD TRUST COMPANY LLC TRUSTEE/C	168,115.82
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2	17.21%
GREENWOOD VLG CO 80111-5002

CALAMOS VALUE FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	8,157.78
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2775

CALAMOS BLUE CHIP FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	1,048,129.63
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	52.90%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

EDWARD D JONES & CO	104,372.72
ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING	5.27%
201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

CALAMOS BLUE CHIP FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	66,096.65
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	19.30%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

CHARLES SCHWAB & CO INC	24,990.17
SPECIAL CUSTODY ACCT FOR BEAR STEARNS CUSTOMERS	7.30%
ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151

PERSHING LLC	19,882.54
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	5.81%

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	18,823.68
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	5.50%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS BLUE CHIP FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	264,599.86
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	28.41%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

UBS WM USA	80,031.55
0O0 11011 6100 OMNI ACCOUNT M/F	8.59%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

CITIGROUP GLOBAL MARKETS INC	68,869.83
HOUSE ACCOUNT ATTN PETER BOOTH	7.39%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

NATIONAL FINANCIAL SERVICES LLC	51,604.31
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	5.54%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CALAMOS BLUE CHIP FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	1,622,787.07
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	84.67%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

ORCHARD TRUST COMPANY LLC TRUSTEE/C	179,014.92
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2	9.34%
GREENWOOD VLG CO 80111-5002

CALAMOS BLUE CHIP FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	8,377.37
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2775

CALAMOS DISCOVERY GROWTH FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	700,777.29
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	52.29%
NAPERVILLE IL 60563-2775

CALAMOS FINANCIAL SERVICES LLC	300,333.12
2020 CALAMOS COURT NAPERVILLE IL 60563-2775	22.41%

NATIONAL FINANCIAL SERVICES LLC	230,908.17
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	17.23%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS DISCOVERY GROWTH FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	100,000.00
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	95.23%
NAPERVILLE IL 60563-2775
CALAMOS DISCOVERY GROWTH FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	100,000.00
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	64.38%
NAPERVILLE IL 60563-2775

CALAMOS DISCOVERY GROWTH FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	200,411.03
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	53.52%
NAPERVILLE IL 60563-2775

NATIONAL FINANCIAL SERVICES LLC	95,164.67
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	25.41%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

ORCHARD TRUST CO LLC TRUST/CUST	63,724.48
RETIREMENT PLANS 8515 E ORCHARD RD 2T2	17.02%
GREENWOOD VILLAGE CO 80111-5002
CALAMOS DISCOVERY GROWTH FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	100,000.00
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2775

CALAMOS INTERNATIONAL GROWTH FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	3,593,862.42
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	37.71%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

PERSHING LLC	682,563.83
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.16%

CALAMOS INTERNATIONAL GROWTH FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	140,907.90
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	13.37%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

PERSHING LLC	109,217.65
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	10.36%

NATIONAL FINANCIAL SERVICES LLC	72,374.57
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	6.86%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	58,923.98
HOUSE ACCOUNT ATTN PETER BOOTH	5.59%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402
CALAMOS INTERNATIONAL GROWTH FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	714,031.90
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	21.94%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

PERSHING LLC	304,927.21
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	9.37%

UBS WM USA	300,171.91
0O0 11011 6100 OMNI ACCOUNT M/F	9.23%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

MORGAN STANLEY SMITH BARNEY	275,112.90
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	8.46%
JERSEY CITY NJ 07311

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	219,613.09
HOUSE ACCOUNT ATTN PETER BOOTH	6.75%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402
CALAMOS INTERNATIONAL GROWTH FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	3,825,535.17
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	53.43%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

Merrill Lynch & Co., Inc.	644,104.09
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	9.00%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

ORCHARD TRUST COMPANY LLC TRUSTEE/C	553,694.74
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2	7.73%
GREENWOOD VLG CO 80111-5002

PRUDENTIAL INVESTMENT MANAGEMENT	546,450.63
SERVICE FBO MUTUAL FUND CLIENTS 100 MULBERRY ST	7.63%
3 GATEWAY CENTER FL MAIL STOP NJ 05-11-20 NEWARK NJ 07102-4056

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PIMS/PRUDENTIAL RETIREMENT	461,401.30
AS NOMINEE FOR THE TTEE/CUST PL 765 APP PHARMACEUTICALS LLC SAVINGS	6.44%
1501 EAST WOODFIELD ROAD SUITE 300 SCHAUMBURG IL 60173-6052
CALAMOS INTERNATIONAL GROWTH FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	25,785.41
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	29.28%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

STATE STREET BANK	25,532.95
FBO ADP/MSDW 401(K) PRODUCT 1 LINCOLN ST	29.00%
BOSTON MA 02111-2901

MG TRUST COMPANY CUST FBO	12,906.04
PORT ANGELES SCHOOL DISTRICT 403 B 700 17TH ST STE 300	14.66%
DENVER CO 80202-3531

CALAMOS HOLDINGS LLC	7,321.22
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	8.31%
NAPERVILLE IL 60563-2775

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
MG TRUST COMPANY CUST FBO	6,957.57
SEQUIM SCHOOL DISTRICT 403 B PLAN 700 17TH ST STE 300	7.90%
DENVER CO 80202-3531

MG TRUST COMPANY CUST FBO	5,082.21
BANK OF ERATH 700 17TH ST STE 300	5.77%
DENVER CO 80202-3531

CALAMOS EVOLVING WORLD GROWTH CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	2,664,773.00
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	51.11%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CHARLES SCHWAB & CO INC	1,263,716.41
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS	24.24%
101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151

CALAMOS EVOLVING WORLD GROWTH CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	100,677.62
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	65.30%
NAPERVILLE IL 60563-2775
CALAMOS EVOLVING WORLD GROWTH CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	100,255.16
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	27.92%
NAPERVILLE IL 60563-2775

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	95,549.44
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	26.61%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484
CALAMOS EVOLVING WORLD GROWTH CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	2,246,211.66
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	46.01%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CALAMOS HOLDINGS LLC	2,142,098.25
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	43.88%
NAPERVILLE IL 60563-2775

ORCHARD TRUST CO LLC TRUST/CUST	291,576.41
RETIREMENT PLANS 8515 E ORCHARD RD 2T2	5.97%
GREENWOOD VILLAGE CO 80111-5002

CALAMOS EVOLVING WORLD GROWTH R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	101,039.02
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	99.28%
NAPERVILLE IL 60563-2775

CALAMOS GLOBAL EQUITY FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	1,937,980.12
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	70.10%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

PERSHING LLC	155,882.20
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	5.64%

CALAMOS GLOBAL EQUITY FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	120,934.55
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	49.19%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

PERSHING LLC	19,238.69
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.83%

Merrill Lynch & Co., Inc.	12,982.25
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	5.28%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL EQUITY FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	237,806.92
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	35.16%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

NATIONAL FINANCIAL SERVICES LLC	138,733.11
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	20.51%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

UBS WM USA	72,056.31
0O0 11011 6100 OMNI ACCOUNT M/F	10.65%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055
CALAMOS GLOBAL EQUITY FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	993,888.96
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	59.78%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

PRUDENTIAL INVESTMENT MANAGEMENT	199,881.20
SERVICE FBO MUTUAL FUND CLIENTS 100 MULBERRY ST	12.02%
3 GATEWAY CENTER FL MAIL STOP NJ 05-11-20 NEWARK NJ 07102-4056

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PFPC TRUST	176,428.72
FBO MORNINGSTAR WRAP PROGRAM CUSTOMERS	10.61%
760 MOORE RD KNG OF PRUSSA PA 19406-1212

ORCHARD TRUST COMPANY LLC TRUSTEE/C	111,231.68
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2	6.69%
GREENWOOD VLG CO 80111-5002

CALAMOS GLOBAL EQUITY FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	105,275.83
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	94.78%
NAPERVILLE IL 60563-2775

CALAMOS GROWTH & INCOME FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	7,127,693.74
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	12.02%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CHARLES SCHWAB CO	6,180,915.22
REINVEST ACCOUNT 101 MONTGOMERY ST	10.42%
SAN FRANCISCO CA 94104-4151

PERSHING LLC	5,805,073.65
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	9.79%

UBS WM USA	5,559,131.80
0O0 11011 6100 OMNI ACCOUNT M/F	9.37%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

Merrill Lynch & Co., Inc.	3,527,764.74
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC4	5.95%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

CALAMOS GROWTH & INCOME FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	1,272,769.14
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC5	15.92%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	854,450.05
HOUSE ACCOUNT ATTN PETER BOOTH	10.68%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

PERSHING LLC	693,394.61
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	8.67%

NATIONAL FINANCIAL SERVICES LLC	633,397.24
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	7.92%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CALAMOS GROWTH & INCOME FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	9,747,612.62
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN- 97KS6	22.86%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	7,065,213.96
HOUSE ACCOUNT ATTN PETER BOOTH	16.57%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

UBS WM USA	3,547,455.38
0O0 11011 6100 OMNI ACCOUNT M/F	8.32%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

PERSHING LLC	3,339,365.79
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.83%
CALAMOS GROWTH & INCOME FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CHARLES SCHWAB & CO INC	4,760,490.47
SPECIAL CUSTODY A/C FBO CUSTOMERS	19.44%
101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151

CITIGROUP GLOBAL MARKETS INC	3,351,973.46
HOUSE ACCOUNT ATTN PETER BOOTH	13.69%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PRUDENTIAL INVESTMENT MANAGEMENT	2,969,208.15
SERVICE FBO MUTUAL FUND CLIENTS 100 MULBERRY ST	12.13%
3 GATEWAY CENTER FL MAIL STOP NJ 05-11-20 NEWARK NJ 07102-4056

Merrill Lynch & Co., Inc.	2,900,390.61
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	11.85%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

PERSHING LLC	2,612,986.86
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	10.67%

NATIONAL FINANCIAL SERVICES LLC	1,559,041.91
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	6.37%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS GROWTH & INCOME FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
STATE STREET CORPORATION CUST	100,019.38
FBO ADP ACCESS 1 LINCOLN ST	28.12%
BOSTON MA 02111-2901

Merrill Lynch & Co., Inc.	88,286.33
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	24.82%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
LIBERTY BANK OF ARKANSAS 401K PLAN	29,414.38
715 SOUTHWEST DR JONESBORO AR 72401-7034	8.27%

MG TRUST COMPANY TRUSTEE	18,194.90
WADMAN CORPORATION 401 K PROFIT SH 700 17TH STREET SUITE 300	5.12%
DENVER CO 80202-3531

CALAMOS GLOBAL GROWTH & INCOME FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	6,558,199.89
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	18.98%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

UBS WM USA	4,141,834.41
0O0 11011 6100 OMNI ACCOUNT M/F	11.99%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

PERSHING LLC	2,959,718.13
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	8.57%

LPL FINANCIAL	2,331,865.43
A/C 1000-0005 9785 TOWNE CENTRE DR	6.75%
SAN DIEGO CA 92121-1968

Merrill Lynch & Co., Inc.	1,764,929.31
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN - 97KT2	5.11%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL GROWTH & INCOME FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	748,716.57
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC5	19.06%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	398,822.30
HOUSE ACCOUNT ATTN PETER BOOTH	10.15%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

PERSHING LLC	387,226.65
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	9.86%

NATIONAL FINANCIAL SERVICES LLC	250,079.03
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	6.37%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS GLOBAL GROWTH & INCOME FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	7,154,783.28
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN- 97KT3	24.11%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS

CITIGROUP GLOBAL MARKETS INC	3,237,733.40
HOUSE ACCOUNT ATTN PETER BOOTH	10.91%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

UBS WM USA	2,561,028.29
0O0 11011 6100 OMNI ACCOUNT M/F	8.63%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

PERSHING LLC	2,245,034.56
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.57%

MORGAN STANLEY SMITH BARNEY	1,743,794.57
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	5.88%
JERSEY CITY NJ 07311
CALAMOS GLOBAL GROWTH & INCOME FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	7,796,440.70
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	9.53%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

SENTARA HEALTH CARE	6,059,644.24
6015 POPLAR HALL DR STE 214 NORFOLK VA 23502-3819	7.41%

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
STATE STREET BANK & TRUST CO TR	4,723,880.70
EMPLOYEES RETIREMENT PLAN OF SENTARA HEALTH SYSTEM	5.77%
6015 POPLAR HALL DR STE 214 NORFOLK VA 23502-3819

CHARLES SCHWAB CO	4,711,588.58
REINVEST ACCOUNT 101 MONTGOMERY ST	5.76%
SAN FRANCISCO CA 94104-4151
CALAMOS GLOBAL GROWTH & INCOME FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
FRONTIER TRUST COMPANY FBO	43,232.36
HYPOWER INC 401 K RETIREMENT PLA PO BOX 10758	27.31%
FARGO ND 58106-0758

STATE STREET BANK	33,311.95
FBO ADP/MSDW 401(K) PRODUCT 1 LINCOLN ST	21.05%
BOSTON MA 02111-2901

Merrill Lynch & Co., Inc.	27,890.85
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	17.62%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
FIIOC FBO	20,052.41
LYDIA SECURITY MONITORING INC 401(K) PLAN	12.67%
100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1999

CALAMOS HOLDINGS LLC	10,516.26
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	6.64%
NAPERVILLE IL 60563-2775

CALAMOS CONVERTIBLE FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CHARLES SCHWAB CO	15,324,183.39
REINVEST ACCOUNT 101 MONTGOMERY ST	16.59%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	15,089,579.07
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	16.33%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

UBS WM USA	13,160,699.93
0O0 11011 6100 OMNI ACCOUNT M/F	14.25%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

PERSHING LLC	7,007,019.41
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.58%

Merrill Lynch & Co., Inc.	6,004,486.06
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC5	6.50%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	4,743,420.41
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	5.13%
JERSEY CITY NJ 07311

CALAMOS CONVERTIBLE FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	477,326.52
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC5	26.25%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	190,566.26
HOUSE ACCOUNT ATTN PETER BOOTH	10.48%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

PERSHING LLC	179,203.24
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	9.86%

NATIONAL FINANCIAL SERVICES LLC	164,965.34
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	9.07%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

MORGAN STANLEY SMITH BARNEY	99,845.95
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	5.49%
JERSEY CITY NJ 07311

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
UBS WM USA	92,979.82
0O0 11011 6100 OMNI ACCOUNT M/F	5.11%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055
CALAMOS CONVERTIBLE FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	11,473,574.97
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN - 97G09	31.94%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	4,979,509.53
HOUSE ACCOUNT ATTN PETER BOOTH	13.86%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

UBS WM USA	3,360,032.93
0O0 11011 6100 OMNI ACCOUNT M/F	9.35%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

PERSHING LLC	2,871,422.06
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.99%

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	1,974,259.61
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	5.50%
JERSEY CITY NJ 07311
CALAMOS CONVERTIBLE FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	12,558,179.78
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	21.14%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	9,142,821.20
HOUSE ACCOUNT ATTN PETER BOOTH	15.39%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

CHARLES SCHWAB CO	6,718,556.22
REINVEST ACCOUNT 101 MONTGOMERY ST	11.31%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	5,791,934.03
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	9.75%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PRUDENTIAL INVESTMENT MANAGEMENT	4,329,314.79
SERVICE FBO MUTUAL FUND CLIENTS 100 MULBERRY ST	7.29%
3 GATEWAY CENTER FL MAIL STOP NJ 05-11-20 NEWARK NJ 07102-4056
CALAMOS CONVERTIBLE FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PERSHING LLC	25,025.69
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	12.45%

SHANE WALTMIRE FBO	23,013.31
DYNAMESH INC 401 K PROFIT SHARING PLAN & TRUST	11.45%
1555 W HAWTHORNE LN STE 4E WEST CHICAGO IL 60185-1809

Merrill Lynch & Co., Inc.	22,492.54
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	11.19%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

COUNSEL TRUST DBA MATC FBO	19,748.27
DIMS ORGANIZING PRINT 401 K PROFIT SHARING PLAN & TRUST	9.83%
1251 WATERFRONT PLACE SUITE 525 PITTSBURGH PA 15222-4228

PIMS/PRUDENTIAL RETIREMENT	16,436.12
AS NOMINEE FOR THE TTEE/CUST PL 765 ACME MONACO CORPORATION 401 K	8.18%
PO BOX 264 PLAINVILLE CT 06062-0264

CALAMOS TOTAL RETURN BOND FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	7,068,424.89
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	73.15%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

PERSHING LLC	487,207.32
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	5.04%

CALAMOS TOTAL RETURN BOND FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	398,179.81
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	24.72%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

PERSHING LLC	168,834.17
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	10.48%

NATIONAL FINANCIAL SERVICES LLC	137,883.53
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	8.56%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	113,431.86
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	7.04%
NAPERVILLE IL 60563-2775

CITIGROUP GLOBAL MARKETS INC	105,779.67
HOUSE ACCOUNT ATTN PETER BOOTH	6.57%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402
CALAMOS TOTAL RETURN BOND FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	1,220,792.65
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	30.83%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

PERSHING LLC	593,094.65
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	14.98%

UBS WM USA	370,984.51
0O0 11011 6100 OMNI ACCOUNT M/F	9.37%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	312,068.74
HOUSE ACCOUNT ATTN PETER BOOTH	7.88%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402
CALAMOS TOTAL RETURN BOND FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	4,034,890.21
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	96.91%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS TOTAL RETURN BOND FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CALAMOS HOLDINGS LLC	116,675.91
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	91.77%
NAPERVILLE IL 60563-2775

FRONTIER TRUST COMPANY FBO	7,043.76
THE REIS GROUP 401 K SAVINGS PLAN PO BOX 10758	5.54%
FARGO ND 58106-0758

CALAMOS HIGH YIELD FUND CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
WILMINGTON TRUST RISC TTEE FBO	5,873,198.33
MEBT — UNITIZED MUTUAL FUND ACCOUNT PO BOX 52129	30.87%
PHOENIX AZ 85072-2129

NATIONAL FINANCIAL SERVICES LLC	5,268,890.31
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	27.70%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

MORGAN STANLEY SMITH BARNEY	1,277,518.68
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	6.72%
JERSEY CITY NJ 07311

CHARLES SCHWAB CO	957,830.86
REINVEST ACCOUNT 101 MONTGOMERY ST	5.03%
SAN FRANCISCO CA 94104-4151
CALAMOS HIGH YIELD FUND CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	275,419.69
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN -9EJB9	18.51%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
PERSHING LLC	234,172.64
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	15.74%

NATIONAL FINANCIAL SERVICES LLC	129,226.76
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	8.68%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CITIGROUP GLOBAL MARKETS INC	86,981.25
HOUSE ACCOUNT ATTN PETER BOOTH	5.85%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402
CALAMOS HIGH YIELD FUND CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	1,186,170.53
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN -9EJB9	26.45%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	527,977.49
HOUSE ACCOUNT ATTN PETER BOOTH	11.77%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	413,730.15
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	9.23%
JERSEY CITY NJ 07311

PERSHING LLC	323,440.50
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.21%
CALAMOS HIGH YIELD FUND CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	1,116,427.81
HOUSE ACCOUNT ATTN PETER BOOTH	29.99%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

CHARLES SCHWAB CO	645,404.10
REINVEST ACCOUNT 101 MONTGOMERY ST	17.34%
SAN FRANCISCO CA 94104-4151

PRUDENTIAL INVESTMENT MANAGEMENT	425,992.98
SERVICE FBO MUTUAL FUND CLIENTS 100 MULBERRY ST	11.44%
3 GATEWAY CENTER FL MAIL STOP NJ 05-11-20 NEWARK NJ 07102-4056

ORCHARD TRUST COMPANY LLC TRUSTEE/C	325,830.01
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2	8.75%
GREENWOOD VLG CO 80111-5002

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CAPINCO	302,989.16
C/O US BANK PO BOX 1787	8.14%
MILWAUKEE WI 53201-1787

Merrill Lynch & Co., Inc.	290,691.43
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	7.81%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

NATIONAL FINANCIAL SERVICES LLC	213,292.23
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	5.73%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS HIGH YIELD FUND CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	14,117.23
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	53.66%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

CALAMOS HOLDINGS LLC	12,189.27
ATTN CORPORATE ACCOUNTING 2020 CALAMOS CT	46.34%
NAPERVILLE IL 60563-2775

CALAMOS MARKET NEUTRAL INCOME CLASS A

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	25,926,697.15
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	24.41%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

UBS WM USA	22,229,795.68
0O0 11011 6100 OMNI ACCOUNT M/F	20.93%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

CHARLES SCHWAB CO	10,615,253.26
REINVEST ACCOUNT 101 MONTGOMERY ST	10.00%
SAN FRANCISCO CA 94104-4151

MORGAN STANLEY SMITH BARNEY	6,975,338.30
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	6.57%
JERSEY CITY NJ 07311
CALAMOS MARKET NEUTRAL INCOME CLASS B

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	454,247.68
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC5	24.41%
4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	221,103.23
HOUSE ACCOUNT ATTN PETER BOOTH	11.88%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

MORGAN STANLEY SMITH BARNEY	171,801.19
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	9.23%
JERSEY CITY NJ 07311

PERSHING LLC	140,627.63
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.56%

NATIONAL FINANCIAL SERVICES LLC	113,499.26
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	6.10%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003
CALAMOS MARKET NEUTRAL INCOME CLASS C

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	6,533,592.53
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN- 97KS6	23.02%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
CITIGROUP GLOBAL MARKETS INC	5,213,264.45
HOUSE ACCOUNT ATTN PETER BOOTH	18.37%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

UBS WM USA	2,330,788.63
0O0 11011 6100 OMNI ACCOUNT M/F	8.21%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

PERSHING LLC	2,134,970.54
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	7.52%

MORGAN STANLEY SMITH BARNEY	1,900,695.17
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	6.70%
JERSEY CITY NJ 07311

NATIONAL FINANCIAL SERVICES LLC	1,524,411.17
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	5.37%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

CALAMOS MARKET NEUTRAL INCOME CLASS I

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	10,872,816.45
FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN-97HC6	20.82%
4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484

LPL FINANCIAL	10,043,059.97
A/C 1000-0005 9785 TOWNE CENTRE DR	19.23%
SAN DIEGO CA 92121-1968

CITIGROUP GLOBAL MARKETS INC	8,769,300.08
HOUSE ACCOUNT ATTN PETER BOOTH	16.79%
333 W 34TH ST FL 7 NEW YORK NY 10001-2402

CHARLES SCHWAB CO	4,749,088.44
REINVEST ACCOUNT 101 MONTGOMERY ST	9.10%
SAN FRANCISCO CA 94104-4151

PRUDENTIAL INVESTMENT MANAGEMENT	4,158,258.12
SERVICE FBO MUTUAL FUND CLIENTS 100 MULBERRY ST	7.96%
3 GATEWAY CENTER FL MAIL STOP NJ 05-11-20 NEWARK NJ 07102-4056

NATIONAL FINANCIAL SERVICES LLC	3,592,910.28
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	6.88%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
C/O MARSHALL & ILSLEY TRUST CO NA	2,703,062.45
MARIL & CO FBO 5A 11270 W PARK PL STE 400	5.18%
PPW 04-WM MILWAUKEE WI 53224-3638
CALAMOS MARKET NEUTRAL INCOME CLASS R

ACCOUNT SHARE BALANCE
REGISTRATION	PERCENT OF TOTAL SHRS
Merrill Lynch & Co., Inc.	61,416.83
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	26.82%
4800 DEER LAKE DR E FL 97HC3 JACKSONVILLE FL 32246-6484

MG TRUST COMPANY TRUSTEE	55,662.71
RALEIGH MEDICAL GROUP P A 700 17TH STREET SUITE 300	24.30%
DENVER CO 80202-3531

NEW YORK LIFE TRUST CO	51,708.32
169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	22.58%

STATE STREET BANK	12,526.28
FBO ADP/MSDW 401(K) PRODUCT 1 LINCOLN ST	5.47%
BOSTON MA 02111-2901

     At January 31, 2011, the trustees and officers of the Trust as a group owned: 2.1% of the outstanding Class I shares of Growth Fund; 19.2% of the outstanding Class A shares and 73.4% of the outstanding Class I shares of Value Fund; 74.6% of the outstanding Class I shares of Blue Chip Fund; 4.6% of the outstanding Class I shares of Global Growth Fund; 32.6% of the outstanding Class I shares of International Growth Fund; 4.1% of the outstanding Class A shares of High Yield Fund; 49.4% of the outstanding Class I shares of Global Equity Fund; 15.8% of the outstanding Class I shares of Total Return Bond Fund; 2% of the outstanding Class A shares and 15.9% of the outstanding Class I shares of Evolving World Growth Fund; 20.8% of the outstanding Class I shares of Discovery Growth Fund and less than one percent of the outstanding shares of each other class of each Fund.
CUSTODIAN AND TRANSFER AGENT
     State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117-9130, is the custodian for the assets of each Fund. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.
     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.
     Shares of any Fund may be purchased through certain financial service companies who are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the Fund may pay an annual fee of up to 0.15% of the accounts average annual net assets or up to $12 per account, determined on the basis of how the company charges, for shares held in Network Level III accounts. For shares held in sub-accounts, the Fund may pay an annual fee of: (a) for Class A Shares, up to 0.15% of the account’s average annual net assets or up to $18 per account, determined on the basis of how the company charges, (b) for Class B and Class C Shares, up to 0.15% of the account’s average annual net assets or up to $21 per account, determined on the basis of how the company charges, and (c) for Class I and R Shares, up to 0.15% of the account’s average annual assets.
FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

     Under the arrangements with State Street to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Funds. For the services rendered to the Funds, the Funds pay fees based on the total average daily net assets of the Funds and the Calamos Growth and Income Portfolio, a series of Calamos Advisors Trust, and the average daily managed assets of the remaining trusts in the Calamos Fund Complex (“Combined Assets”) at the annual rate of 0.0050% on the first $20 billion of Combined Assets, 0.0040% on the next $10 billion and 0.0030% on the Combined Assets in excess of $30 billion. Each Fund pays its pro-rata share of the fees payable to State Street described below based on its total average daily net assets relative to the Combined Assets.
     Pursuant to agreement between the Funds and Calamos Advisors, Calamos Advisors is obligated to provide the following financial accounting services to the Funds: management of expenses and expense payment processing; monitoring of the calculation of expense accrual amounts for any Fund and making of any necessary modifications; coordination of any expense reimbursement calculations and payment; calculation of yields on the Funds in accordance with the SEC’s rules and regulations; calculation of net investment income dividends and capital gains distributions; calculation, tracking and reporting of tax adjustments on all assets of each Fund, including but not limited to contingent debt and preferred trust obligations; preparation of excise tax and fiscal year distributions schedules; preparation of tax information required for financial statement footnotes; preparation of state and federal income tax returns; preparation of specialized calculations of amortization on convertible securities; preparation of year-end dividend disclosure information; monitoring of trustee deferred compensation plan accruals and valuations; and preparation of Form 1099 information statements for board members and service providers. For such services, the Funds pay Calamos Advisors a monthly fee at the annual rate of 0.0175% on the first $1 billion of Combined Assets, 0.0150% on the next $1 billion, and 0.0110% on Combined Assets above $2 billion (“financial accounting service fee”). Each Fund pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on its total average daily net assets relative to the Combined Assets.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, IL 60606. Deloitte & Touche LLP audits and reports on the Funds’ annual financial statements and performs audit, audit-related and other services when approved by the Trust’s audit committee.
GENERAL INFORMATION
SHAREHOLDER INFORMATION
     Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has 14 series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.
     Each Fund’s shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.
     Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.
VOTING RIGHTS
     Each share has one vote and fractional shares have fractional votes. Shareholders of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.
FINANCIAL STATEMENTS
     The Funds’ financial statements and financial highlights for the fiscal year ended October 31, 2010, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. See the front cover of the Funds’ statement of additional information or the back cover of the Funds’ prospectus for information on how to obtain the Funds’ annual report to shareholders.

APPENDIX—DESCRIPTION OF BOND RATINGS
     A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
     The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).
MOODY’S RATINGS
     The following descriptions of Moody’s ratings have been published by Moody’s Investors Service, Inc.
     Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
     Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
     A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.
     Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
     B — Obligations rated B are considered speculative and are subject to high credit risk.
     Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
     Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S&P RATINGS
     The following descriptions of S&P’s credit ratings have been published by Standard & Poor’s Financial Services LLC.
     AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
     AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
     A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

     BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
     CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
     CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
     C — A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
     D — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
     Plus (+) or Minus (-) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

PART C. OTHER INFORMATION
ITEM 28. EXHIBITS.

(a)(1)	Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2006 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(a)(2)	Amendment No. 1 to Third Amended and Restated Agreement and Declaration of Trust, dated June 22, 2006 (incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed on June 22, 2006).

(a)(3)	Amendment No. 2 to Third Amended and Restated Agreement and Declaration of Trust, dated August 24, 2006 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(4)	Amendment No. 3 to Third Amended and Restated Agreement and Declaration of Trust, dated September 1, 2006 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(5)	Amendment No. 4 to Third Amended and Restated Agreement and Declaration of Trust, dated December 14, 2006 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(6)	Amendment No. 5 to Third Amended and Restated Agreement and Declaration of Trust, dated February 6, 2007 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(7)	Amendment No. 6 to Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2007 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A, filed on April 11, 2007).

(a)(8)	Amendment No. 7 to Third Amended and Restated Agreement and Declaration of Trust, dated December 20, 2007 (incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(a)(9)	Amendment No. 8 to Third Amended and Restated Agreement and Declaration of Trust, dated March 7, 2008 (incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A, filed on March 19, 2008).

(a)(10)	Amendment No. 9 to Third Amended and Restated Agreement and Declaration of Trust, dated April 30, 2008 (incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(a)(11)	Amendment No. 10 to Third Amended and Restated Agreement and Declaration of Trust, dated June 12, 2008 (incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(a)(12)	Amendment No. 11 to Third Amended and Restated Agreement and Declaration of Trust, dated June 25, 2008 (incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A, filed on June 30, 2008).

(a)(13)	Amendment No. 12 to Third Amended and Restated Agreement and Declaration of Trust, dated February 20, 2009 (incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(a)(14)	Amendment No. 13 to Third Amended and Restated Agreement and Declaration of Trust, dated September 16, 2009 (incorporated by reference to Exhibit (a)(14) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(a)(15)	Amendment No. 14 To Third Amended And Restated Agreement And Declaration Of Trust, Dated December 16, 2009 (incorporated by reference to Exhibit (a)(15) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(a)(16)	Amendment No. 15 to Third Amended and Restated Agreement and Declaration Of Trust, dated March 25, 2010 (incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(b)	Bylaws, as amended through September 13, 2006 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(c)	See Articles IV and V of Exhibit (a), above.

(d)(1)	Management Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(2)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(3)	Letter Agreement with Calamos Advisors LLC, dated March 7, 2008 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(4)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

2

(d)(5)	Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Blue Chip Fund.

(d)(6)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(7)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(d)(8)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(9)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(10)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(11)	Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008 (incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(12)	Notification to Calamos Advisors LLC, regarding Establishment of Discovery Growth Fund, dated March 26, 2010 (incorporated by reference to Exhibit (d)(12) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(d)(13)	Letter Agreement with Calamos Advisors LLC, dated March 26, 2010 (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(d)(14)	Organizational Expenses Agreement, dated September 24, 2003, relating to Blue Chip Fund (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(15)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(16)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(17)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(18)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(19)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(20)	Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(21)	Organizational Expenses Agreement, dated December 16, 2009, relating to Discovery Growth Fund (incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(e)(1)	Sixth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated June 17, 2009 (incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

3

(e)(2)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(f)	None.

(g)(1)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(g)(2)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(1)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(2)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(3)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(4)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(5)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(6)	Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(7)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

4

(h)(8)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(9)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(10)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(11)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(12)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(13)	Letter Agreement, dated September 16, 2009, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(14)	Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2007 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(15)	Amendment to Transfer Agent Servicing Agreement dated May 8, 2007 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(16)	Amendment to Transfer Agent Servicing Agreement dated June 15, 2007 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(17)	Amendment to Transfer Agent Servicing Agreement dated March 7, 2008 (incorporated by reference to Exhibit (h)(16) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(18)	Amendment to Transfer Agent Servicing Agreement dated December 16, 2009 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(19)	Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(20)	Amendment, dated March 30, 2006, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(21)	Amendment, dated as of March 1, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(22)	Amendment, dated May 8, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(23)	Amendment, dated June 15, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(24)	Amendment, dated March 7, 2008, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(25)	Amendment, dated September 16, 2009, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(26)	Amendment, dated December 16, 2009, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(27)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

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(h)(28)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(29)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(30)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(31)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(32)	Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(33)	Amendment, dated September 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(34)	Amendment, dated December 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(35)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(h)(36)	Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(h)(37)	Amendment, dated March 30, 2006, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(38)	Amendment, dated as of March 1, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(39)	Amendment, dated May 8, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(h)(40)	Amendment, dated June 15, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(41)	Amendment, dated March 7, 2008, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(42)	Amendment, dated September 16, 2009, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(43)	Amendment, dated December 16, 2009, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(39) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(44)	Addendum to Transfer Agent Servicing Agreement dated October 22, 2008 (incorporated by reference to Exhibit (h)(36) to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009).

(h)(45)	Amendment to Transfer Agent Servicing Agreement dated January 16, 2009 (incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009).

(h)(46)	Amendment to Transfer Agent Servicing Agreement dated September 16, 2009 (incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(47)	Expense Limitation Agreement, dated December 16, 2009, with Calamos Advisors LLC (incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(i)(1)	Opinion and Consent of K&L Gates LLP.

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(j)	Consent of Independent Registered Public Accounting Firm.

(k)	None.

(l)(1)	Subscription Agreement — Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed June 24, 1996).

(l)(2)	Subscription Agreement — Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(3)	Subscription Agreement — Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4)	Subscription Agreement — Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(5)	Subscription Agreement — Calamos Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(6)	Subscription Agreement — Calamos Blue Chip Fund, dated September 24, 2003 (incorporated by reference to Exhibit (l)(7) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(l)(7)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Holdings LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(8)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Family Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(9)	Subscription Agreement — Calamos Global Equity Fund, dated as of March 1, 2007, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(l)(10)	Subscription Agreement — Calamos 130/30 Equity Fund, dated as of June 20, 2008, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(l)(11)	Subscription Agreement with Calamos Advisors LLC, relating to Calamos New World Growth Fund.

(l)(12)	Subscription Agreement with Calamos Advisors LLC, relating to Calamos Discovery Growth Fund (incorporated by reference to Exhibit (l)(12) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

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(m)	Eighth Amended and Restated Distribution Plan, effective as of December 16, 2009 (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(n)	Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of December 14, 2010.

(o)	[Item Omitted].

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated March 17, 2009 (incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(q)	Powers of Attorney.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
     The information in the prospectus, under the captions “Who manages the funds?” and in the Statement of Additional Information under the caption “Management” and “Certain Shareholders” is incorporated herein by reference.
ITEM 30. INDEMNIFICATION.
     Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).
     A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before

8

whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.
     Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.
     The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 31. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISER.
     The information in the Statement of Additional Information under the caption “Management — Trustees and Officers” is incorporated by reference.
ITEM 32. PRINCIPAL UNDERWRITERS.
(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the Calamos Investment Trust and Calamos Advisors Trust.

(b)	Information on the officers of CFS is set forth below. CFS has no directors. The principal business address for all named individuals is 2020 Calamos Court, Naperville, Illinois 60563.

9

	(2)	(3)
(1)	POSITIONS AND OFFICES	POSITIONS AND OFFICES
NAME	WITH UNDERWRITER	WITH REGISTRANT

John P. Calamos, Sr.	Chief Executive Officer	President and Principal Executive Officer

Nick P. Calamos	Senior Executive Vice President	Vice President

John P. Calamos, Jr.	Executive Vice President	None

James J. Boyne	President of Distribution and Operations	Vice President and Assistant Secretary

Nimish S. Bhatt	Senior Vice President, Director of Operations	Vice President and Chief Financial Officer

J. Christopher Jackson	Senior Vice President, General Counsel and Secretary	Vice President and Secretary

Randall T. Zipfel	Senior Vice President, Chief Operations Officer-Investments	None

Cristina Wasiak	Senior Vice President and Chief Financial Officer	None

Mark C. Infanger	Vice President, Corporate Controller	None

James P. Shields	Acting Chief Compliance Officer	None
(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
     All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian,

10

State Street Bank and Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, MA, 02117-9130, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
ITEM 34. MANAGEMENT SERVICES.
     None.
ITEM 35. UNDERTAKINGS.
     None.

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SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 25th day of February, 2011.

CALAMOS INVESTMENT TRUST
By:	/s/ John P. Calamos
John P. Calamos,
Trustee and President

     Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 74 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos John P. Calamos	Trustee and President (principal executive officer)	) )	February 25, 2011
)

/s/ Weston W. Marsh* Weston W. Marsh	Trustee	) )
)

/s/ John E. Neal* John E. Neal	Trustee	) )
)

/s/ William Rybak* William Rybak	Trustee	) )
)

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	) )

/s/ David D. Tripple* David D. Tripple	Trustee	) )

/s/ Nimish S. Bhatt Nimish S. Bhatt	Vice President and Chief Financial Officer	) )	February 25, 2011
)

*	John P. Calamos signs this document pursuant to powers of attorney filed herewith.

By:	/s/ John P. Calamos
John P. Calamos
Attorney-in-Fact February 25, 2011

EXHIBIT INDEX
(d)(5)	Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Blue Chip Fund.

(i)(1)	Opinion and Consent of K&L Gates LLP.

(j)	Consent of Independent Registered Public Accounting Firm.

(l)(11)	Subscription Agreement with Calamos Advisors LLC, relating to Calamos New World Growth Fund.

(n)	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of December 14, 2010.

(q)	Powers of Attorney.

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